UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01597

STEWARD FUNDS, INC.

(Exact name of registrant as specified in charter)

3700 W. SAM HOUSTON PARKWAY SOUTH, SUITE 250, HOUSTON, TX 77042

(Address of principal executive offices) (Zip Code)

CITI FUND SERVICES OHIO, INC., 3435 STELZER ROAD, COLUMBUS, OHIO 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-262-6631

Date of fiscal year end: April 30

Date of reporting period: April 30, 2015

Item 1. Reports to Stockholders.

April 30, 2015

STEWARD FUNDS

Managing Wealth, Protecting Values

ANNUAL REPORT

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Faith-Based Screened Funds	Annual Report
Steward Large Cap Enhanced Index Fund
Steward Small-Mid Cap Enhanced Index Fund
Steward International Enhanced Index Fund
Steward Select Bond Fund
Steward Global Equity Income Fund
April 30, 2015

Dear Shareholder:

We are pleased to present the Steward Funds Annual Report for the year ending April 30, 2015. The Annual Report includes commentary on the Funds’ screening process, as well as performance reviews and current strategy from the portfolio managers.

Steward Funds Offer Diversification to Your Portfolio

The asset allocation decision is one of the most important decisions an investor will make and the Steward Funds make it possible to achieve a diverse asset allocation for your investment portfolio. The Funds offer fixed income, large-cap equity, small/mid-cap equity, international equity and global equity income for your investing solutions.

What are the Steward Funds’ Faith-Based Screens?

Did you know faith-based screens are applied to all of the investments within the Steward Funds family? The Steward Funds seek to avoid investment in pornography and abortion, as well as companies that are substantial producers of alcohol, gambling and tobacco. The Funds’ screening resource firm, CFS Consulting Services, LLC, has extensive experience in the faith-based investing business and brings a wealth of knowledge of screening for Christian-based investors.

The following details each of the Funds’ annual performance and strategies.

STEWARD LARGE CAP ENHANCED INDEX FUND

Fund Performance

For the year ended April 30, 2015, the Steward Large Cap Enhanced Index Fund returned 11.35% for the Individual class shares and 11.71% for the Institutional class shares. The return for the S&P 500 index for the same period was 12.98%. The S&P Pure index component returns were: 15.15% for the S&P 500 Pure Growth index and 7.94% for the S&P 500 Pure Value index.

Factors Affecting Performance

The Fund’s blended-index structure at April 30, 2015 was allocated to the S&P 500, S&P 500 Pure Growth and S&P 500 Pure Value indices at 60%, 20% and 20% respectively. The Fund has maintained this allocation for the entire period. Continued improvement in the U.S. economic data suggests that a rate hike by the Fed is on the horizon. GDP however remains relatively soft with the last quarter of 2014 reporting just 2.2% growth. Central banks around the world are continuing to implement accommodative monetary policy and that includes the U.S. even if the Fed imposes a moderate rate hike later this year. Inflation globally remains low giving central banks added flexibility in maintaining these policies. Another catalyst is the current level of prices for gasoline and oil. The windfall to consumers should increase disposable income and boost consumer spending over the near term. Earnings estimates in the U.S. have been steadily declining over the past several quarters as the energy sector overwhelmingly remains the primary drag with oil prices sliding on excessive supply.

The Federal Reserve’s current accommodative monetary policy has created a sustained period of style volatility where both growth and value cannot build any kind of performance momentum for more than a short period of time. The Fund has therefore maintained a neutral style position for the past fiscal year. The more style focused S&P 500 Pure Growth and S&P 500 Pure Value indices when combined have underperformed their non-pure counterparts over the period contributing to the Fund’s lower relative return. The lower relative weight in Apple Inc. which returned (+51.27%) and the higher relative weight in Nabors Industries Ltd. which returned (-33.65%) were the most significant factors.

Performance of the Fund can also be affected by the addition of faith-based values investment policies which avoids investing in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. For the year ended April 30, 2015, the faith-based values investment policies had a slight net positive performance impact on the Fund. Companies such as Johnson & Johnson (life ethics) and General Electric Co. (life ethics) significantly underperformed the benchmark with returns of (+0.63%) and (+4.27%), respectively.

Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall index is extremely difficult regardless of its weight within that index.

Current Strategy

The Fund is not a passively managed index Fund. The Fund’s strategy is to seek to enhance its performance over that of its primary benchmark index by 1) changing the relative weighting in the Fund’s portfolio of growth versus value style securities in the index (style tilt) and 2) utilizing computer-aided quantitative analysis of valuation, growth, dividend yield, industry and other factors to attempt to compensate for the exclusion of certain index securities due to the Fund’s faith-based values investment policies. The Fund’s investments are allocated in an attempt to match the characteristics of a blend of its benchmark index and varied weighting from time to time of two indexes that are subcomponents of the benchmark: large cap growth index and a large cap value index.

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

Fund Performance

For the year ended April 30, 2015, the Steward Small-Mid Cap Enhanced Index Fund returned 9.85% for the Individual class shares and 10.19% for the Institutional class shares. The return for the S&P 1000 for the same period was 11.37%. The S&P Pure index component returns were: 12.14% for the S&P 1000 Pure Growth and 8.16% for the S&P 1000 Pure Value index.

Factors Affecting Performance

The Fund’s blended-index structure at April 30, 2015 was allocated to the S&P 1000, S&P 1000 Pure Growth and S&P 1000 Pure Value indices at 60%, 20% and 20%, respectively. The Fund has maintained this allocation for the entire period. Continued improvement in the U.S. economic data suggests that a rate hike by the Fed is on the horizon. GDP however remains relatively soft with the last quarter of 2014 reporting just 2.2% growth. Central banks around the world are continuing to implement accommodative monetary policy and that includes the U.S. even if the Fed imposes a moderate rate hike later this year. Inflation globally remains low giving central banks added flexibility in maintaining these policies. Another catalyst is the current level of prices for gasoline and oil. The windfall to consumers should increase disposable income and boost consumer spending over the near term. Earnings estimates in the U.S. have been steadily declining over the past several quarters as the energy sector overwhelmingly remains the primary drag with oil prices sliding on excessive supply.

The Federal Reserve’s current accommodative monetary policy has created a sustained period of style volatility where both growth and value cannot build any kind of performance momentum for more than a short period of time. The Fund has therefore maintained a neutral style position for the past fiscal year. The more style focused S&P 1000 Pure Growth and S&P 1000 Pure Value indices when combined have underperformed their non-pure counterparts over the period contributing to the Fund’s lower relative return. The higher relative weight in Olympic Steel, Inc. and U.S. Silica Holdings, Inc. which returned (-58.28%) and (-16.23%), respectively, were the most significant factors.

Performance of the Fund can also be affected by the Fund’s faith based values investment policies which avoids investments in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. For the year ended April 30, 2015, the faith based values investment policies had a slight negative performance impact on the Fund. Companies such as Global Payments Inc. (gambling) and Cooper Companies, Inc. (life ethics) significantly outperformed the benchmark with returns of (+50.21%) and (+35.04%), respectively.

Compensating for a specific industry or company whose total return deviates dramatically from the overall index is extremely difficult regardless of its weight within that index.

Current Strategy

The Fund is not a passively managed index Fund. The Fund’s strategy is to seek to enhance its performance over that of its primary benchmark index by 1) changing the relative weighting in the Fund’s portfolio of growth versus value style securities in the index (style tilt) and 2) utilizing computer-aided quantitative analysis of valuation, growth, dividend yield, industry and other factors to attempt to compensate for the exclusion of certain index securities due to the Fund’s faith-based values investment policies. The Fund’s investments are allocated in an attempt to match the characteristics of a blend of its benchmark index and varied weighting from time to time of two indexes that are subcomponents of the benchmark: small-mid cap growth index and a small-mid cap value index.

STEWARD INTERNATIONAL ENHANCED INDEX FUND

Fund Performance

For the year ended April 30, 2015, the Steward International Enhanced Index Fund returned -1.41% for the Individual class shares and -1.01% for the Institutional class shares. The return for the S&P ADR Index was 0.07%. To represent the emerging markets component, the BLDRS Emerging Markets 50 ADR Index Fund returned 3.15% for the same period.

Factors Affecting Performance

For the year ended April 30, 2015, the Fund’s dual-index structure was allocated between the S&P ADR index and BLDRS Emerging Markets 50 ADR Index Fund at 80% and 20% respectively representing a tilt towards emerging markets. The Fund has maintained this allocation for the entire 12 month period. The Eurozone posted better than expected fourth quarter results with GDP rising 0.3% overall with Germany leading the way with a 0.7% increase. Japan’s growth in the fourth quarter came in under expectations at 1.5% with consumer spending improving but being offset by weak capital expenditures. In China, the economy continues to be under pressure as the government lowered its growth target to 7%. While the overall global economic outlook remains relatively weak there are some significant positive catalysts. Central banks around the world are continuing to implement accommodative monetary policy and that includes the U.S. even if the Fed imposes a moderate rate hike later this year. Inflation globally remains low giving central banks added flexibility in maintaining these policies. Another catalyst is the current level of prices for gasoline and oil. The windfall to consumers should increase disposable income and boost consumer spending over the near term.

The emerging markets component of the Fund outperformed the international developed markets during the period. Emerging market companies such as Baidu, Inc. (China) and HDFC Bank Ltd. (India) were the primary factors with returns of (+30.18%) and (+42.97%), respectively.

Performance of the Fund can also be affected by the Fund’s faith-based values investment policies which avoids investments in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. For the year ended April 30, 2015, the faith-based values investment policies had a net negative performance impact on the Fund. Companies such as Novartis AG (life ethics) and Novo Nordisk A/S (life ethics) substantially outperformed the benchmark with returns of (+20.21%) and (+25.85%), respectively.

Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall index is extremely difficult regardless of its weight within that index.

Current Strategy

The Fund is not a passively managed index Fund. The Fund’s strategy is to seek to enhance its performance over that of its primary benchmark index by 1) changing the relative weighting in the Fund’s portfolio of equity securities of developed market companies and of emerging market companies, and 2) utilizing computer-aided quantitative analysis of valuation, growth, dividend yield, industry and other factors to attempt to compensate for the exclusion of certain index securities due to the Fund’s faith-based values investment policies. The Fund’s investments are allocated in an attempt to match the characteristics of a blend of the primary benchmark with varied weighting from time to time of a secondary benchmark that includes only securities of issuers in emerging market countries.

STEWARD SELECT BOND FUND

Market Overview

The past few months have been underwhelming in regards to economic growth in the United States, barely keeping pace with expectations formed following a strong 4th quarter of 2014. Some of the headwinds we faced included weather, the West Coast port strike and the change in oil prices. Just as we saw in 1Q 2014, weather had an impact on consumer spending with storms disrupting everyday behavior across the country. The West Coast port strike served as a disruption to supply chains affecting manufacturing and production. And the drop in oil prices altered business investment for companies whose corporate profits were affected, along with job growth in the energy sector which had been such a boost in previous quarters. The flip side of lower oil prices is that consumers have more disposable income available to them. However, with a typical lag time of about 12 months for consumers to feel that the lower prices are secure and can therefore spend their extra income, the economy has not felt the benefit from price changes as of yet.

With the experience of 2014 in our pocket, we see how the first couple quarters of this year could mimic those of last year — poor economic reports in the 1st quarter with a rebound in the following quarter as pressures begin to subside. With a GDP of 0.2% from the last quarter, it appears that indeed this may be the second verse of the same song. We are already seeing some signs of economic recovery from a dismal past three months and anticipate that this trend will continue.

With all eyes on the Federal Reserve, by default, all eyes are now on the economic reports as the Fed has clearly stated that future actions are data dependent. Although we don’t have many of the numbers for April as of yet, at the end of March we were seeing stronger momentum in Factory Orders, Manufacturing, Retail Sales, Personal Spending, and a bounce in shipping as the port issues on the West Coast subsided. The housing market and inflation are keys with the Fed and continue to be watched very closely. With an unemployment rate of 5.5%, we are beginning to see some slight signs of wage pressure as hourly earnings are up 2.1% year-over-year. As wages increase, consumers become more confident and will be more willing to form households, which also brings additional spending for retail. If positive momentum continues, the Fed should be on target to raise the Fed Funds Rate later in the year.

Fund Performance

For the year beginning May 1, 2014, the Steward Select Bond Fund returned 2.92% for the Individual class shares and 3.26% for the Institutional class shares through the end of April. With the anticipation of rising rates, the Fund was positioned with a shorter duration than the Barclays Capital US Government/Credit which resulted in an underperformance for the Fund as rates moved lower over the course of most of the past 12 months. However, this same positioning worked very much in the Fund’s favor over the past quarter as rates began their climb higher and the Fund actually out-performed the index by over 100 basis points. The overweight in our corporate allocation and the addition of taxable municipal securities served as positive contributors to performance producing a current yield of 3.6%. The continued underweight to the sovereign sector versus the index proved to be a benefit to the Fund as it was one of the worst performing sectors over the past months.

Portfolio Strategy

As we have discussed previously, the bond market moves in anticipation of what it believes will happen. With a consensus of the Fed hiking rates at some point over the next six to nine months, rates have begun their march higher. In the month of April, the 2 – 10yr US treasury spread steepened by 10 basis points taking us closer to where we were at year-end, with an additional 13 basis point steepening during the first week of May. A longer-term strategy is implemented with the Select Bond Fund which is properly positioned for the effect of rising rates. In this type of environment, a shorter duration portfolio protects the Fund by taking on less interest rate risk than the comparable benchmark, while high-quality corporate holdings provide an elevated level of income as a positive contribution to total return.

As market trends take shape, our outlook, strategy and portfolio positioning are continually evaluated to protect the Fund from negative market consequences and to take advantage of any opportunities that may become available.

STEWARD GLOBAL EQUITY INCOME FUND

Fund Performance

For the year ended April 30, 2015, the Steward Global Equity Income Fund returned 6.57% for the Individual class shares and 6.97% for the Institutional class shares. The return for the S&P 500 index was 12.98% and the return for the global market as represented by the S&P Global 1200 index was 7.91%. For dividend income comparison purposes, the MSCI ACWI High Dividend Yield Index returned 1.37%. The dividend yield on the portfolio as of the year end was 3.15%.

Factors Affecting Performance

Continued improvement in the U.S. economic data suggests that a rate hike by the Fed is on the horizon. GDP however remains relatively soft with the last quarter of 2014 reporting just 2.2% growth. The Eurozone posted better than expected fourth quarter results with GDP rising 0.3% overall with Germany leading the way with a 0.7% increase. Japan’s growth in the fourth quarter came in under expectations at 1.5% with consumer spending improving but being offset by weak capital expenditures. In China, the economy continues to be under pressure as the government lowered its growth target to 7%. While the overall global economic outlook remains relatively weak there are some significant positive catalysts. Central banks around the world are continuing to implement accommodative monetary policy and that includes the U.S. even if the Fed imposes a moderate rate hike later this year. Inflation globally remains low giving central banks added flexibility in maintaining these policies. Another catalyst is the current level of prices for gasoline and oil. The windfall to consumers should increase disposable income and boost consumer spending over the near term. Earnings estimates in the U.S. have been steadily declining over the past several quarters as the energy sector overwhelmingly remains the primary drag with oil prices sliding on excessive supply.

Positive contributors for the second half of the fiscal year on a company specific basis were led by recently acquired Mitsubishi UFJ Financial Group, Inc. as shares jumped (+24.34%) since adding the position to the portfolio in mid-February. Consensus earnings estimates for the current year increased 13% over a period of just 60 days. Expectations are for a near future dividend boost and a likely large stock buyback. Shares of Analog Devices, Inc. (+26.29%) soared after an analyst upgrade and increased price target based on a recent deal win for a chip used by Apple in their iPhones and iPads. Toyota Motor Corp. (+14.56%) shares climbed as they recorded year-over-year improvement in both earnings and revenue. The automaker also raised its profit outlook as the weaker Yen has increased the value of overseas sales.

Relative negative performance within the portfolio was reflected in holdings such as Caterpillar Inc. (-12.90%) whose shares have been under pressure from low oil prices and a struggling mining industry. The company however reported earnings that beat analyst expectations and also raised its 2015 earnings forecast. Genuine Parts Co. (-6.32%) lagged despite posting strong sales and an increase in the dividend for the 59th consecutive year. The strengthening U.S. dollar appears to be pressuring near term margins. The portfolio can also be affected negatively by companies that are not held such as Apple, Inc. (+16.84%) as it has outperformed during the period. Overall, the Global Equity Income strategy performed well in its space and will continue to invest in growing dividend paying companies that provide solid results with lower volatility.

Performance of the Fund can also be affected by the Fund’s faith-based values investment policies which avoids investments in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography.

Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall index is extremely difficult regardless of its weight within that index.

Current Strategy

The Fund’s strategy pursues its objective through the investment of dividend paying stocks that have demonstrated above median yield and a favorable trend in dividend and earnings growth. In addition to domestic stocks, this strategy includes the ability to invest in international securities traded on U.S. market exchanges. As the international market’s share of the world’s total market capitalization continues to grow, the ability to access these markets becomes increasingly important.

The benefits of dividend paying stocks include lower volatility versus non-dividend payers and the overall market. Dividends are an important indicator of corporate strength. Therefore companies are reluctant to change a policy that encourages disciplined management, since that could signal corporate distress. Unlike earnings, which can be affected by various accounting methods; dividends are transparent and cannot be manipulated. In addition, dividends have historically provided a major component of the stock market’s total return. The strategy provides income with capital appreciation while lowering overall risk. This is accomplished while adhering to the Fund’s faith-based values investment policies.

We Thank You for Your Continued Investment with the Steward Funds

Your business is important to us. The current total net assets of the Funds are nearly $1.123 billion. This growth would not have been possible without the many referrals that we have received from our existing clients, as well as your continued investment. For more information on the Steward Funds, we invite you to visit our website at www.stewardmutualfunds.com or call us at 800-262-6631. We look forward to fulfilling your investment needs for many years to come.

Sincerely,

Edward Jaroski
President

Melville Cody
Portfolio Manager

Victoria Fernandez
Portfolio Manager

John Wolf
Portfolio Manager

STEWARD FUNDS

Comparison of Change in Value of a Hypothetical $10,000 Investment in the Individual Class of Shares of the Steward Large Cap Enhanced Index Fund* and the S&P 500 Index.** (Unaudited)

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than original cost. To obtain performance information current to the most recent month end, please call 800-262-6631.

Average Annual Total Return as of April 30, 2015

	One Year	Five Year	Ten Year	Expense Ratio‡
Steward Large Cap Enhanced Index Fund – Individual Class	11.35%	14.41%	8.95%	0.90%
S&P 500 Index	12.98%	14.33%	8.32%	N/A
*	The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. The Steward Large Cap Enhanced Index Fund's performance assumes the reinvestment of all income dividends and capital gains distributions, if any, but does not reflect the impact of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All market indices are unmanaged and do not reflect expenses that affect performance results. It is not possible to invest directly in any index.
**	The Standard and Poor's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market of 500 stocks representing all major industries.
‡	See the September 2, 2014 prospectus for details.

STEWARD FUNDS

Comparison of Change in Value of a Hypothetical $10,000 Investment in the Individual Class of Shares of the Steward Small-Mid Cap Enhanced Index Fund* and the S&P 1000 Index.** (Unaudited)

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than original cost. To obtain performance information current to the most recent month end, please call 800-262-6631.

Average Annual Total Return as of April 30, 2015

	One Year	Five Year	Ten Year	Expense Ratio‡
Steward Small-Mid Cap Enhanced Index Fund – Individual Class	9.85%	13.58%	9.14%	0.92%
S&P 1000 Index	11.37%	14.42%	10.41%	N/A
*	The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. The Steward Small-Mid Cap Enhanced Index Fund’s performance assumes the reinvestment of all income dividends and capital gains distributions, if any, but does not reflect the impact of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All market indices are unmanaged and do not reflect expenses that affect performance results. It is not possible to invest directly in any index.
**	The Standard and Poor’s 1000 Index is a capitalization-weighted index combining the Standard and Poor’s Mid Cap 400 Index and the Standard and Poor’s Small Cap 600 Index. Both indices represent stocks chosen for market size, liquidity and industry group representation.
‡	See the September 2, 2014 prospectus for details.

STEWARD FUNDS

Comparison of Change in Value of a Hypothetical $10,000 Investment in the Individual Class of Shares of the Steward International Enhanced Index Fund* and the S&P ADR Index.** (Unaudited)

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than original cost. To obtain performance information current to the most recent month end, please call 800-262-6631.

Average Annual Total Return as of April 30, 2015

	One Year	Five Year	Since Inception***	Expense Ratio‡
Steward International Enhanced Index Fund – Individual Class	-1.41%	2.63%	1.43%	1.08%
S&P ADR Index	0.07%	6.08%	4.19%	N/A
*	The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. The Steward International Enhanced Index Fund’s performance assumes the reinvestment of all income dividends and capital gains distributions, if any, but does not reflect the impact of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All market indices are unmanaged and do not reflect expenses that affect performance results. It is not possible to invest directly in any index.
**	The S&P ADR Index, the Fund’s designated broad-based index, is based on the non-U.S. stocks comprising the S&P Global 1200 Index. The index is made up of those companies from the S&P Global 1200 Index that offer either Level II or Level III ADRs, global shares or ordinary shares in the case of Canadian equities. The index was developed with a base value of 1000 on December 31, 1997.
***	Initial share purchase was made on February 28, 2006.
‡	See the September 2, 2014 prospectus for details.

STEWARD FUNDS

Comparison of Change in Value of a Hypothetical $10,000 Investment in the Individual Class of Shares of the Select Bond Fund* and the Barclays Capital Intermediate US Aggregate Bond Index** and the Barclays Capital US Government/Credit Bond Index.*** (Unaudited)

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than original cost. To obtain performance information current to the most recent month end, please call 800-262-6631.

Average Annual Total Return as of April 30, 2015

	One Year	Five Year	Ten Year	Expense Ratio‡
Steward Select Bond Fund – Individual Class	2.92%	2.29%	3.18%	1.01%
Barclays Capital Intermediate US Aggregate Bond Index	3.56%	3.45%	4.42%	N/A
Barclays Capital US Government/Credit Bond Index	4.44%	4.39%	4.75%	N/A
*	The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. The Steward Select Bond Fund’s performance assumes the reinvestment of all income dividends and capital gains distributions, if any, but does not reflect the impact of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All market indices are unmanaged and do not reflect expenses that affect performance results. It is not possible to invest directly in any index.
**	The Barclays Capital Intermediate US Aggregate Bond Index represents the segment of the Barclays Aggregate Bond Index that has an average maturity and duration in the intermediate range.
***	The Barclays Capital US Government/Credit Bond Index represents the government portion of the index, and includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements to represent the credit interests.
‡	See the September 2, 2014 prospectus for details.

STEWARD FUNDS

Comparison of Change in Value of a Hypothetical $10,000 Investment in the Individual Class of Shares of the Steward Global Equity Income Fund*, the S&P 500 Index** and the S&P Global 1200 Index.*** (Unaudited)

Past performance is no guarantee of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than original cost. To obtain performance information current to the most recent month end, please call 800-262-6631.

Average Annual Total Return as of April 30, 2015

	One Year	Five Year	Since Inception****	Expense Ratio‡
Steward Global Equity Income Fund – Individual Class	6.57%	10.15%	5.87%	1.06%
S&P 500 Index	12.98%	14.33%	8.45%	N/A
S&P Global 1200 Index	7.91%	10.89%	5.51%	N/A
*	The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. The Steward Global Equity Income Fund’s performance assumes the reinvestment of all income dividends and capital gains distributions, if any, but does not reflect the impact of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All market indices are unmanaged and do not reflect expenses that affect performance results. It is not possible to invest directly in any index.
**	The Standard and Poor's 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market of 500 stocks representing all major industries.
***	The Standard & Poor’s Global 1200 Index is a global index of 1200 stocks comprised of the following seven S&P regional indices: S&P 500 Index (United States), S&P Europe 350 Index (Europe), S&P/TOPIX 150 Index (Japan), S&P/TSX 60 Index (Canada), S&P/ASX All Australia 50 Index (Australia), S&P Asia 50C Index (Asia Ex-Japan) and the S&P Latin America 40 Index (Latin America). Beginning April 1, 2009, the S&P Global 1200 Index is the Fund’s secondary index.
****	Effective date of registration and commencement of operations are the same: April 1, 2008.
‡	See the September 2, 2014 prospectus for details.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2015

STEWARD LARGE CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Large Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Oil, Gas & Consumable Fuels	8.7%
Insurance	5.4
Banks	5.0
Technology Hardware, Storage & Peripherals	3.9
Internet Software & Services	3.7
Biotechnology	3.5
Real Estate Investment Trusts	3.2
Health Care Providers & Services	3.2
IT Services	3.1
Specialty Retail	3.0
Semiconductors & Semiconductor Equipment	2.9
Pharmaceuticals	2.8
Software	2.7
Diversified Financial Services	2.3
Media	2.3
Energy Equipment & Services	2.3
Beverages	2.2
Capital Markets	2.2
Health Care Equipment & Supplies	2.1
Food & Staples Retailing	2.1
Chemicals	2.1
Food Products	2.0
Aerospace & Defense	2.0
Electric Utilities	1.9
Diversified Telecommunication Services	1.7
Hotels, Restaurants & Leisure	1.5
Household Durables	1.5
Textiles, Apparel & Luxury Goods	1.4
Multi-Utilities	1.4
Household Products	1.4
Communications Equipment	1.4
Internet & Catalog Retail	1.4
Multiline Retail	1.1

Industry Diversification	Percent*
Machinery	1.1%
Automobiles	1.0
Road & Rail	0.9
Industrial Conglomerates	0.9
Airlines	0.9
Consumer Finance	0.8
Metals & Mining	0.7
Construction & Engineering	0.6
Money Market Funds	0.6
Air Freight & Logistics	0.6
Commercial Services & Supplies	0.5
Electrical Equipment	0.5
Auto Components	0.5
Electronic Equipment, Instruments & Components	0.4
Professional Services	0.3
Trading Companies & Distributors	0.3
Containers & Packaging	0.3
Independent Power and Renewable Electricity Producers	0.3
Thrifts & Mortgage Finance	0.2
Construction Materials	0.2
Health Care Technology	0.2
Life Sciences Tools & Services	0.2
Real Estate Management and Development	0.2
Personal Products	0.1
Paper & Forest Products	0.1
Distributors	0.1
Leisure Products	0.1
Diversified Consumer Services	0.0
Building Products	0.0
Gas Utilities	0.0
Total Investments	100.0%
*	Percentages indicated are based on net assets as of April 30, 2015.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2015

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.4%)
AEROSPACE & DEFENSE (2.0%)
General Dynamics Corp.	4,160	$571,251
Honeywell International, Inc.	10,160	1,025,347
L-3 Communications Holdings, Inc.	5,190	596,383
Lockheed Martin Corp.	3,876	723,262
Northrop Grumman Corp.	2,880	443,635
Precision Castparts Corp.	1,884	389,404
Raytheon Co.	4,110	427,440
Rockwell Collins, Inc.	1,970	191,740
Textron, Inc.	2,450	107,751
The Boeing Co.	7,978	1,143,567
United Technologies Corp.	10,840	1,233,050
		6,852,830
AIR FREIGHT & LOGISTICS (0.6%)
C.H. Robinson Worldwide, Inc.	7,250	466,827
Expeditors International of Washington, Inc.	1,050	48,122
FedEx Corp.	3,482	590,443
United Parcel Service, Inc., Class B	9,630	968,104
		2,073,496
AIRLINES (0.9%)
American Airlines Group, Inc.	7,880	380,486
Delta Air Lines, Inc.	32,290	1,441,425
Southwest Airlines Co.	33,230	1,347,809
		3,169,720
AUTO COMPONENTS (0.5%)
BorgWarner, Inc.	1,910	113,072
Delphi Automotive PLC	3,180	263,940
Goodyear Tire & Rubber Co.	27,210	771,811
Johnson Controls, Inc.	12,510	630,254
		1,779,077
AUTOMOBILES (1.0%)
Ford Motor Co.	100,180	1,582,844
General Motors Co.	47,430	1,662,896
Harley-Davidson, Inc.	2,290	128,721
		3,374,461
BANKS (5.0%)
Bank of America Corp.	149,649	2,383,909
BB&T Corp.	19,220	735,934
Citigroup, Inc.	46,070	2,456,452
Comerica, Inc.	8,740	414,363
Fifth Third Bancorp	25,650	513,000
Huntington Bancshares, Inc.	26,630	289,202
JPMorgan Chase & Co.	52,004	3,289,773

	Shares	Value
KeyCorp	36,690	$530,170
M&T Bank Corp.	2,250	269,258
PNC Financial Services Group, Inc.	12,444	1,141,488
Regions Financial Corp.	5,542	54,478
SunTrust Banks, Inc.	17,780	737,870
U.S. Bancorp	21,340	914,846
Wells Fargo & Co.	53,588	2,952,699
Zions Bancorp	17,920	507,763
		17,191,205
BEVERAGES (2.2%)
Coca-Cola Co.	59,450	2,411,292
Coca-Cola Enterprises, Inc.	10,440	463,640
Dr Pepper Snapple Group, Inc.	13,270	989,676
Monster Beverage Corp.(a)	9,570	1,312,143
PepsiCo, Inc.	25,581	2,433,265
		7,610,016
BIOTECHNOLOGY (3.5%)
Alexion Pharmaceuticals, Inc.(a)	8,444	1,428,978
Amgen, Inc.	14,333	2,263,324
Biogen Idec, Inc.(a)	4,379	1,637,439
Celgene Corp.(a)	18,760	2,027,206
Gilead Sciences, Inc.(a)	27,250	2,738,898
Regeneron Pharmaceuticals, Inc.(a)	3,509	1,605,227
Vertex Pharmaceuticals, Inc.(a)	3,160	389,565
		12,090,637
BUILDING PRODUCTS (0.0%)
Allegion PLC	613	37,485
Masco Corp.	3,500	92,715
		130,200
CAPITAL MARKETS (2.2%)
Affiliated Managers Group, Inc.(a)	821	185,653
Ameriprise Financial, Inc.	5,756	721,112
Bank of New York Mellon Corp.	22,171	938,720
BlackRock, Inc.	1,824	663,827
Charles Schwab Corp.	12,050	367,525
E*TRADE Financial Corp.(a)	2,088	60,114
Franklin Resources, Inc.	3,980	205,209
Goldman Sachs Group, Inc.	8,232	1,616,929
Invesco Ltd.	4,030	166,923
Legg Mason, Inc.	9,650	508,072
Morgan Stanley	33,930	1,265,928
Northern Trust Corp.	2,840	207,746
State Street Corp.	5,327	410,818
T. Rowe Price Group, Inc.	3,590	291,436
		7,610,012

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2015

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
CHEMICALS (2.1%)
Air Products & Chemicals, Inc.	2,600	$372,918
Airgas, Inc.	1,240	125,587
CF Industries Holdings, Inc.	715	205,541
Dow Chemical Co.	18,560	946,560
E.I. du Pont de Nemours & Co.	11,810	864,492
Ecolab, Inc.	7,180	804,017
FMC Corp.	1,430	84,813
International Flavors & Fragrances, Inc.	1,530	175,568
Lyondellbasell Industries NV, Class A	7,670	793,998
Monsanto Co.	6,150	700,854
PPG Industries, Inc.	2,248	498,067
Praxair, Inc.	4,670	569,413
The Mosaic Co.	3,690	162,360
The Sherwin-Williams Co.	3,081	856,518
		7,160,706
COMMERCIAL SERVICES & SUPPLIES (0.5%)
Cintas Corp.	6,680	534,066
Pitney Bowes, Inc.	2,780	62,188
Republic Services, Inc., Class A	5,976	242,805
Stericycle, Inc.(a)	1,720	229,500
The ADT Corp.	2,195	82,532
Tyco International PLC	4,870	191,781
Waste Management, Inc.	8,880	439,826
		1,782,698
COMMUNICATIONS EQUIPMENT (1.4%)
Cisco Systems, Inc.	58,930	1,698,952
F5 Networks, Inc.(a)	7,230	882,204
Harris Corp.	1,470	117,953
Juniper Networks, Inc.	11,980	316,631
Motorola Solutions, Inc.	2,401	143,460
QUALCOMM, Inc.	23,720	1,612,960
		4,772,160
CONSTRUCTION & ENGINEERING (0.6%)
Fluor Corp.	14,130	849,778
Jacobs Engineering Group, Inc.(a)	23,010	986,209
Quanta Services, Inc.(a)	1,670	48,280
		1,884,267
CONSTRUCTION MATERIALS (0.2%)
Martin Marietta Materials, Inc.	4,860	693,279
Vulcan Materials Co.	1,423	121,695
		814,974

	Shares	Value
CONSUMER FINANCE (0.8%)
American Express Co.	11,040	$855,048
Capital One Financial Corp.	13,818	1,117,185
Discover Financial Services	5,600	324,632
Navient Corp.	31,430	614,142
		2,911,007
CONTAINERS & PACKAGING (0.3%)
Avery Dennison Corp.	5,670	315,195
Ball Corp.	1,810	132,872
MeadWestvaco Corp.	1,550	75,640
Owens-Illinois, Inc.(a)	16,940	405,036
Sealed Air Corp.	1,890	86,184
		1,014,927
DISTRIBUTORS (0.1%)
Genuine Parts Co.	1,890	169,817
DIVERSIFIED CONSUMER SERVICES (0.0%)
H&R Block, Inc.	3,250	98,280
DIVERSIFIED FINANCIAL SERVICES (2.3%)
Berkshire Hathaway, Inc., Class B(a)	31,940	4,510,247
CME Group, Inc.	4,075	370,458
IntercontinentalExchange Group, Inc.	1,501	337,020
Leucadia National Corp.	42,630	1,013,315
McGraw Hill Cos., Inc.	3,900	406,770
Moody's Corp.	8,920	959,078
The NASDAQ OMX Group, Inc.	9,120	443,506
		8,040,394
DIVERSIFIED TELECOMMUNICATION SERVICES (1.7%)
AT&T, Inc.	72,887	2,524,806
CenturyLink, Inc.	16,004	575,504
Frontier Communications Corp.	10,190	69,903
Level 3 Communications, Inc.(a)	3,090	172,855
Verizon Communications, Inc.	48,910	2,467,020
Windstream Holdings, Inc.*	—	2
		5,810,090
ELECTRIC UTILITIES (1.9%)
American Electric Power Co., Inc.	10,190	579,505
Duke Energy Corp.	13,924	1,080,085
Edison International	3,890	237,056
Entergy Corp.	8,180	631,332
Eversource Energy	2,410	117,512
Exelon Corp.	22,559	767,457

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2015

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
FirstEnergy Corp.	19,119	$686,563
NextEra Energy, Inc.	6,300	635,859
Pepco Holdings, Inc.	10,420	270,712
Pinnacle West Capital Corp.	4,780	292,536
PPL Corp.	11,890	404,617
Southern Co.	10,990	486,857
Xcel Energy, Inc.	12,390	420,145
		6,610,236
ELECTRICAL EQUIPMENT (0.5%)
AMETEK, Inc.	3,510	183,994
Eaton Corp. PLC	6,750	463,928
Emerson Electric Co.	12,100	711,843
Rockwell Automation, Inc.	1,910	226,526
		1,586,291
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.4%)
Amphenol Corp., Class A	10,480	580,278
Corning, Inc.	14,780	309,345
FLIR Systems, Inc.	650	20,078
TE Connectivity Ltd.	4,990	332,085
		1,241,786
ENERGY EQUIPMENT & SERVICES (2.3%)
Baker Hughes, Inc.	13,899	951,526
Cameron International Corp.(a)	1,760	96,483
Diamond Offshore Drilling, Inc.	24,420	817,337
Ensco PLC, Class A, Sponsored ADR	26,940	734,923
FMC Technologies, Inc.(a)	1,620	71,442
Halliburton Co.	16,880	826,276
Helmerich & Payne, Inc.	6,580	513,043
National-Oilwell Varco, Inc.	13,776	749,552
Noble Corp.	61,290	1,060,930
Schlumberger Ltd.	15,069	1,425,678
Transocean Ltd.	25,550	480,851
		7,728,041
FOOD & STAPLES RETAILING (2.1%)
Costco Wholesale Corp.	7,950	1,137,248
CVS Corp.	20,655	2,050,835
SYSCO Corp.	17,640	653,209
The Kroger Co.	6,030	415,527
Walgreens Boots Alliance, Inc.	10,010	830,129
Wal-Mart Stores, Inc.	24,080	1,879,444
Whole Foods Market, Inc.	3,860	184,354
		7,150,746
FOOD PRODUCTS (2.0%)
Archer-Daniels-Midland Co.	25,350	1,239,108
Campbell Soup Co.	2,690	120,270
ConAgra Foods, Inc.	6,210	224,491

	Shares	Value
General Mills, Inc.	9,100	$503,594
Hormel Foods Corp.	1,330	72,286
J.M. Smucker Co.	1,770	205,178
Kellogg Co.	4,780	302,717
Keurig Green Mountain, Inc.	7,900	919,323
Kraft Foods, Inc., Class A	8,836	748,851
McCormick & Co., Inc.	2,260	170,178
Mead Johnson Nutrition Co., Class A	2,640	253,229
Mondelez International, Inc., Class A	26,580	1,019,875
The Hershey Co.	2,660	244,507
Tyson Foods, Inc., Class A	25,540	1,008,830
		7,032,437
GAS UTILITIES (0.0%)
AGL Resources, Inc.	2,649	133,165
HEALTH CARE EQUIPMENT & SUPPLIES (2.1%)
Abbott Laboratories	26,450	1,227,809
Baxter International, Inc.	7,690	528,611
Becton, Dickinson & Co.	3,771	531,221
Boston Scientific Corp.(a)	13,937	248,357
C.R. Bard, Inc.	1,474	245,539
DENTSPLY International, Inc.	1,560	79,560
Edwards Lifesciences Corp.(a)	6,940	878,951
Intuitive Surgical, Inc.(a)	1,395	691,892
Medtronic PLC	19,873	1,479,545
St. Jude Medical, Inc.	3,850	269,692
Stryker Corp.	4,750	438,140
Varian Medical Systems, Inc.(a)	1,780	158,153
Zimmer Holdings, Inc.	2,900	318,536
		7,096,006
HEALTH CARE PROVIDERS & SERVICES (3.2%)
Aetna, Inc.	5,184	554,014
AmerisourceBergen Corp.	12,010	1,372,743
Anthem, Inc.	11,510	1,737,204
Cardinal Health, Inc.	11,780	993,525
CIGNA Corp.	3,560	443,719
DaVita, Inc.(a)	13,110	1,063,221
Express Scripts Holding Co.(a)	8,971	775,094
Henry Schein, Inc.(a)	1,890	259,119
Humana, Inc.	7,390	1,223,784
Laboratory Corp. of America Holdings(a)	1,840	219,990
McKesson Corp.	3,162	706,391
Patterson Cos., Inc.	1,560	73,250
Quest Diagnostics, Inc.	2,390	170,694
UnitedHealth Group, Inc.	11,774	1,311,624
		10,904,372
HEALTH CARE TECHNOLOGY (0.2%)
Cerner Corp.(a)	8,450	606,794

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2015

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
HOTELS, RESTAURANTS & LEISURE (1.5%)
Carnival Corp.	10,910	$479,713
Chipotle Mexican Grill, Inc.(a)	1,602	995,387
Marriott International, Inc., Class A	2,634	210,852
McDonald's Corp.	12,080	1,166,324
Royal Caribbean Cruises, Ltd.	1,990	135,439
Starbucks Corp.	17,380	861,700
Starwood Hotels & Resorts Worldwide, Inc.	2,500	214,875
Wyndham Worldwide Corp.	8,200	700,280
YUM! Brands, Inc.	5,050	434,098
		5,198,668
HOUSEHOLD DURABLES (1.5%)
D. R. Horton, Inc.	67,496	1,714,398
Garmin Ltd.	1,030	46,546
Harman International Industries, Inc.	5,924	772,371
Leggett & Platt, Inc.	8,260	350,802
Lennar Corp., Class A	29,180	1,336,444
Mohawk Industries, Inc.(a)	859	149,036
Newell Rubbermaid, Inc.	2,490	94,944
Pulte Group, Inc.	3,415	65,910
Whirlpool Corp.	2,762	485,007
		5,015,458
HOUSEHOLD PRODUCTS (1.4%)
Clorox Co.	2,940	311,934
Colgate-Palmolive Co.	16,060	1,080,517
Kimberly-Clark Corp.	6,500	712,985
Procter & Gamble Co.	34,681	2,757,486
		4,862,922
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS (0.3%)
NRG Energy, Inc.	24,480	617,875
The AES Corp.	41,960	555,970
		1,173,845
INDUSTRIAL CONGLOMERATES (0.9%)
3M Co.	10,304	1,611,442
Danaher Corp.	11,420	935,070
Roper Industries, Inc.	2,305	387,632
		2,934,144
INSURANCE (5.4%)
ACE Ltd.	9,580	1,024,964
AFLAC, Inc.	14,530	915,971
American International Group, Inc.	32,804	1,846,537
Aon PLC	3,650	351,240
Assurant, Inc.	21,410	1,315,859
Chubb Corp.	8,230	809,420
Cincinnati Financial Corp.	8,712	441,176
Genworth Financial, Inc., Class A(a)	107,950	948,880

	Shares	Value
Hartford Financial Services Group, Inc.	24,170	$985,411
Lincoln National Corp.	17,436	984,960
Loews Corp.	22,470	935,651
Marsh & McLennan Cos., Inc.	7,150	401,544
MetLife, Inc.	31,760	1,628,970
Principal Financial Group, Inc.	8,950	457,524
Progressive Corp.	17,950	478,547
Prudential Financial, Inc.	17,245	1,407,192
The Allstate Corp.	6,130	427,016
The Travelers Cos., Inc.	10,340	1,045,477
Torchmark Corp.	7,397	415,046
Unum Group	30,360	1,037,098
XL Group PLC	19,390	718,981
		18,577,464
INTERNET & CATALOG RETAIL (1.4%)
Amazon.com, Inc.(a)	4,379	1,846,975
Expedia, Inc.	12,595	1,186,827
Netflix, Inc.(a)	709	394,558
Priceline.com, Inc.(a)	995	1,231,621
TripAdvisor, Inc.(a)	1,225	98,600
		4,758,581
INTERNET SOFTWARE & SERVICES (3.7%)
Akamai Technologies, Inc.(a)	17,660	1,302,955
eBay, Inc.(a)	18,320	1,067,323
Equinix, Inc.	4,178	1,069,276
Facebook, Inc.(a)	38,640	3,043,673
Google, Inc., Class C(a)	3,708	1,992,449
Google, Inc., Class A(a)	3,559	1,953,072
VeriSign, Inc.(a)	17,200	1,092,372
Yahoo!, Inc.(a)	25,190	1,072,212
		12,593,332
IT SERVICES (3.1%)
Accenture PLC, Class A	7,490	693,949
Alliance Data Systems Corp.(a)	2,266	673,704
Automatic Data Processing, Inc.	6,200	524,148
Cognizant Technology Solutions Corp., Class A(a)	17,220	1,008,059
Computer Sciences Corp.	8,830	569,093
Fidelity National Information Services, Inc.	3,836	239,712
Fiserv, Inc.(a)	8,760	679,776
International Business Machines Corp.	10,876	1,862,950
MasterCard, Inc., Class A	15,720	1,418,101
Paychex, Inc.	3,960	191,624
Teradata Corp.(a)	1,230	54,108
Total System Services, Inc.	1,161	45,929
Visa, Inc., Class A	30,264	1,998,937
Western Union Co.	6,480	131,414
Xerox Corp.	57,345	659,468
		10,750,972

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2015

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
LEISURE PRODUCTS (0.1%)
Hasbro, Inc.	1,410	$99,814
Mattel, Inc.	4,700	132,352
		232,166
LIFE SCIENCES TOOLS & SERVICES (0.2%)
Agilent Technologies, Inc.	5,360	221,743
PerkinElmer, Inc.	2,810	144,041
Waters Corp.(a)	2,010	251,632
		617,416
MACHINERY (1.1%)
Caterpillar, Inc.	7,700	668,976
Cummins, Inc.	2,220	306,937
Deere & Co.	8,002	724,341
Dover Corp.	1,730	130,996
Flowserve Corp.	960	56,189
Illinois Tool Works, Inc.	5,120	479,130
Ingersoll-Rand PLC	2,560	168,550
Joy Global, Inc.	5,230	223,007
PACCAR, Inc.	3,765	246,043
Pall Corp.	2,160	210,211
Parker Hannifin Corp.	1,885	224,994
Pentair PLC	1,720	106,898
Snap-on, Inc.	900	134,595
Stanley Black & Decker, Inc.	2,092	206,480
Xylem, Inc.	1,020	37,760
		3,925,107
MEDIA (2.3%)
Cablevision Systems Corp., Class A	8,240	164,635
DIRECTV(a)	18,900	1,714,325
Discovery Communications, Inc.(a)	2,970	89,783
Discovery Communications, Inc., Class A(a)	5,920	191,571
Gannett Co., Inc.	8,340	286,229
Interpublic Group of Cos., Inc.	16,350	340,734
News Corp., Class A(a)	64,410	1,016,390
Omnicom Group, Inc.	7,230	547,745
Scripps Networks Interactive, Class A	3,970	277,344
The Walt Disney Co.	24,150	2,625,588
Time Warner Cable, Inc.	4,170	648,518
		7,902,862
METALS & MINING (0.7%)
Alcoa, Inc.	10,790	144,802
Allegheny Technologies, Inc.	10,860	369,131
Freeport-McMoRan Copper & Gold, Inc., Class B	34,068	792,762
Newmont Mining Corp.	24,370	645,561
Nucor Corp.	8,410	410,913
		2,363,169

	Shares	Value
MULTILINE RETAIL (1.1%)
Dollar General Corp.	3,550	$258,121
Dollar Tree, Inc.(a)	9,450	722,075
Family Dollar Stores, Inc.	1,610	125,805
Kohl's Corp.	12,220	875,563
Macy's, Inc.	4,442	287,086
Nordstrom, Inc.	6,570	496,429
Target Corp.	12,500	985,375
		3,750,454
MULTI-UTILITIES (1.4%)
Ameren Corp.	8,500	347,990
CenterPoint Energy, Inc.	7,400	155,178
CMS Energy Corp.	4,200	142,506
Consolidated Edison, Inc.	10,910	671,510
Dominion Resources, Inc.	7,674	550,072
DTE Energy Co.	6,940	552,632
Integrys Energy Group, Inc.	1,320	96,492
NiSource, Inc.	3,280	142,418
PG&E Corp.	12,650	669,438
Public Service Enterprise Group, Inc.	5,076	210,857
SCANA Corp.	6,650	352,317
Sempra Energy	3,760	399,199
TECO Energy, Inc.	13,650	258,668
Wisconsin Energy Corp.	2,080	102,170
		4,651,447
OIL, GAS & CONSUMABLE FUELS (8.7%)
Anadarko Petroleum Corp.	6,030	567,423
Apache Corp.	13,330	911,772
Cabot Oil & Gas Corp., Class A	21,800	737,276
Chesapeake Energy Corp.	54,520	859,780
Chevron Corp.	28,019	3,111,790
Cimarex Energy Co.	1,120	139,328
ConocoPhillips	20,969	1,424,214
CONSOL Energy, Inc.	1,570	50,994
Devon Energy Corp.	16,100	1,098,181
EOG Resources, Inc.	12,864	1,272,893
EQT Corp.	1,840	165,490
Exxon Mobil Corp.	52,110	4,552,851
Hess Corp.	16,370	1,258,853
Kinder Morgan, Inc.	19,360	831,512
Marathon Oil Corp.	33,420	1,039,362
Marathon Petroleum Corp.	13,410	1,321,824
Murphy Oil Corp.	15,890	756,523
Newfield Exploration Co.(a)	27,230	1,068,505
Noble Energy, Inc.	3,970	201,358
Occidental Petroleum Corp.	13,682	1,095,928
ONEOK, Inc.	2,590	124,579
Phillips 66	20,679	1,640,051

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2015

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Pioneer Natural Resources Co.	1,826	$315,496
QEP Resources, Inc.	27,420	616,950
Range Resources Corp.	12,300	781,788
Southwestern Energy Co.(a)	2,560	71,757
Spectra Energy Corp.	7,873	293,269
Tesoro Corp.	13,330	1,144,114
Valero Energy Corp.	31,530	1,794,057
Williams Cos., Inc.	14,740	754,541
		30,002,459
PAPER & FOREST PRODUCTS (0.1%)
International Paper Co.	5,430	291,700
PERSONAL PRODUCTS (0.1%)
The Estee Lauder Cos., Inc., Class A	4,070	330,850
PHARMACEUTICALS (2.8%)
AbbVie, Inc.	27,690	1,790,436
Actavis, Inc. PLC(a)	8,978	2,539,517
Eli Lilly & Co.	15,830	1,137,702
ENDO International PLC(a)	2,890	242,948
Hospira, Inc.(a)	8,340	727,999
Mallinckrodt PLC(a)	1,830	207,119
Mylan NV(a)	15,490	1,119,307
Perrigo Co. PLC	2,361	432,724
Zoetis, Inc.	28,780	1,278,408
		9,476,160
PROFESSIONAL SERVICES (0.3%)
Equifax, Inc.	1,740	168,658
Nielsen Holdings NV	7,030	315,928
Robert Half International, Inc.	11,210	621,595
The Dun & Bradstreet Corp.	560	71,495
		1,177,676
REAL ESTATE INVESTMENT TRUSTS (3.2%)
American Tower Corp.	13,720	1,296,952
Apartment Investment & Management Co., Class A	499	18,827
AvalonBay Communities, Inc.	4,691	770,919
Boston Properties, Inc.	5,060	669,489
Communications Sales & Leasing, Inc.(a)*	—	6
Crown Castle International Corp.	4,070	339,967
Equity Residential	10,730	792,518
Essex Property Trust, Inc.	2,950	654,753
General Growth Properties, Inc.	8,010	219,474
HCP, Inc.	4,660	187,751
Health Care REIT, Inc.	12,180	877,204
Host Hotels & Resorts, Inc.	36,653	738,191
Iron Mountain, Inc.	2,359	81,362
Kimco Realty Corp.	23,420	564,422
Macerich Co.	6,270	512,635
Plum Creek Timber Co., Inc.	2,370	100,014

	Shares	Value
Prologis, Inc.	7,762	$312,032
Public Storage, Inc.	2,264	425,428
Realty Income Corp.	2,320	108,970
Simon Property Group, Inc.	4,606	835,943
SL Green Realty Corp.	1,700	208,012
Ventas, Inc.	9,140	629,746
Vornado Realty Trust	2,525	261,312
Weyerhaeuser Co.	6,631	208,943
		10,814,870
REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.2%)
CBRE Group, Inc.(a)	19,040	729,994
ROAD & RAIL (0.9%)
CSX Corp.	10,020	361,622
Kansas City Southern	1,340	137,337
Norfolk Southern Corp.	3,810	384,238
Ryder System, Inc.	4,570	435,795
Union Pacific Corp.	15,252	1,620,220
		2,939,212
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.9%)
Altera Corp.	3,060	127,541
Analog Devices, Inc.	3,550	219,532
Applied Materials, Inc.	14,130	279,633
Avago Technologies Ltd.	12,690	1,483,207
Broadcom Corp., Class A	5,500	243,128
First Solar, Inc.(a)	14,470	863,425
Intel Corp.	63,500	2,066,925
KLA-Tencor Corp.	1,750	102,900
Lam Research Corp.	6,133	463,532
Linear Technology Corp.	1,680	77,498
Microchip Technology, Inc.	1,970	93,880
Micron Technology, Inc.(a)	58,970	1,658,826
NVIDIA Corp.	20,105	446,231
Skyworks Solutions, Inc.	12,340	1,138,365
Texas Instruments, Inc.	12,830	695,514
Xilinx, Inc.	2,520	109,267
		10,069,404
SOFTWARE (2.7%)
Adobe Systems, Inc.(a)	5,584	424,719
Autodesk, Inc.(a)	2,490	141,507
CA, Inc.	5,880	186,807
Citrix Systems, Inc.(a)	6,700	449,972
Intuit, Inc.	3,430	344,132
Microsoft Corp.	91,260	4,438,886
Oracle Corp.	36,811	1,605,696
Red Hat, Inc.(a)	12,930	973,112
Salesforce.com, Inc.(a)	6,730	490,079
Symantec Corp.	7,962	198,453
		9,253,363

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2015

STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
SPECIALTY RETAIL (3.0%)
AutoNation, Inc.(a)	450	$27,697
AutoZone, Inc.(a)	1,208	812,573
Bed Bath & Beyond, Inc.(a)	1,930	135,988
Best Buy Co., Inc.	23,840	826,056
CarMax, Inc.(a)	2,260	153,929
GameStop Corp., Class A	26,662	1,027,553
Gap, Inc.	2,890	114,560
Home Depot, Inc.	18,540	1,983,409
L Brands, Inc.	2,800	250,208
Lowe's Cos., Inc.	20,010	1,377,889
O'Reilly Automotive, Inc.(a)	5,635	1,227,472
Ross Stores, Inc.	5,750	568,560
Staples, Inc.	72,615	1,185,077
Tiffany & Co.	1,360	118,973
TJX Cos., Inc.	7,850	506,639
Tractor Supply Co.	1,400	120,484
Urban Outfitters, Inc.(a)	380	15,215
		10,452,282
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (3.9%)
Apple Computer, Inc.	74,201	9,286,255
EMC Corp.	23,460	631,309
Hewlett-Packard Co.	31,630	1,042,841
NetApp, Inc.	2,920	105,850
SanDisk Corp.	7,350	492,009
Seagate Technology PLC	17,390	1,021,141
Western Digital Corp.	9,080	887,479
		13,466,884
TEXTILES, APPAREL & LUXURY GOODS (1.4%)
Coach, Inc.	2,990	114,248
Fossil Group, Inc.(a)	670	56,267
Hanesbrands, Inc.	15,340	476,767
Michael Kors Holdings Ltd.(a)	9,600	593,856
NIKE, Inc., Class B	11,740	1,160,382
PVH Corp.	1,160	119,886
Ralph Lauren Corp.	1,025	136,745
Under Armour, Inc., Class A(a)	18,070	1,401,328
VF Corp.	9,485	686,999
		4,746,478

	Shares	Value
THRIFTS & MORTGAGE FINANCE (0.2%)
Hudson City Bancorp, Inc.	28,190	$262,167
People's United Financial, Inc.	37,650	568,892
		831,059
TRADING COMPANIES & DISTRIBUTORS (0.3%)
Fastenal Co.	2,910	124,024
United Rentals, Inc.(a)	8,090	781,332
W.W. Grainger, Inc.	1,051	261,100
		1,166,456
TOTAL COMMON STOCKS		341,487,702
RIGHTS (0.0%)
FOOD & STAPLES RETAILING (0.0%)
Safeway, Inc.(a)(b)	25,130	—
Safeway, Inc.(a)(b)	25,130	—
TOTAL RIGHTS		—
MONEY MARKET FUND (0.6%)
Federated Government Obligations Fund, Institutional Shares, 0.01%(c)	2,022,254	2,022,254
TOTAL MONEY MARKET FUND		2,022,254
TOTAL INVESTMENTS (COST $287,544,877) 100.0%		343,509,956
OTHER ASSETS IN EXCESS OF LIABILITIES 0.0%		135,717
NET ASSETS 100.0%		$343,645,673
(a)	Represents non-income producing security.
(b)	These securities have been deemed illiquid and represent 0.00% of the Fund’s net assets.
(c)	Variable rate security. Rate shown represents the rate as of April 30, 2015.
*	Shares round to less than 1 share.

ADR – American Depositary Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2015

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Small-Mid Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Real Estate Investment Trusts	7.6%
Banks	4.9
Insurance	4.9
Specialty Retail	4.5
Electronic Equipment, Instruments & Components	4.4
Software	3.9
Energy Equipment & Services	3.8
Machinery	3.8
Health Care Equipment & Supplies	3.3
Oil, Gas & Consumable Fuels	3.2
Health Care Providers & Services	3.2
Chemicals	3.0
IT Services	2.5
Semiconductors & Semiconductor Equipment	2.2
Household Durables	2.2
Aerospace & Defense	2.1
Food Products	1.9
Commercial Services & Supplies	1.8
Metals & Mining	1.8
Hotels, Restaurants & Leisure	1.8
Professional Services	1.7
Internet Software & Services	1.5
Road & Rail	1.5
Textiles, Apparel & Luxury Goods	1.5
Capital Markets	1.4
Building Products	1.3
Gas Utilities	1.2
Containers & Packaging	1.1
Life Sciences Tools & Services	1.1
Communications Equipment	1.1
Pharmaceuticals	1.0
Electric Utilities	1.0
Airlines	1.0
Electrical Equipment	1.0

Industry Diversification	Percent*
Media	0.9%
Construction & Engineering	0.9
Thrifts & Mortgage Finance	0.9
Auto Components	0.8
Consumer Finance	0.8
Biotechnology	0.8
Paper & Forest Products	0.8
Money Market Funds	0.8
Household Products	0.7
Technology Hardware, Storage & Peripherals	0.7
Trading Companies & Distributors	0.7
Leisure Products	0.7
Multi-Utilities	0.6
Food & Staples Retailing	0.6
Diversified Consumer Services	0.6
Real Estate Management and Development	0.6
Distributors	0.4
Air Freight & Logistics	0.4
Construction Materials	0.4
Diversified Financial Services	0.4
Health Care Technology	0.4
Diversified Telecommunication Services	0.4
Multiline Retail	0.3
Wireless Telecommunication Services	0.2
Marine	0.2
Water Utilities	0.2
Automobiles	0.2
Industrial Conglomerates	0.2
Internet & Catalog Retail	0.1
Personal Products	0.1
Total Investments	100.0%
*	Percentages indicated are based on net assets as of April 30, 2015.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2015

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.2%)
AEROSPACE & DEFENSE (2.1%)
AAR Corp.	7,990	$241,618
Aerojet Rocketdyne Holdings, Inc.(a)	3,290	64,681
AeroVironment, Inc.(a)	820	20,992
American Science & Engineering, Inc.	370	13,845
BE Aerospace, Inc.	4,380	261,880
Cubic Corp.	840	41,647
Curtiss-Wright Corp.	3,380	246,943
Engility Holdings, Inc.(a)	3,570	99,496
Esterline Technologies Corp.(a)	1,410	156,919
Exelis, Inc.	12,460	305,519
Huntington Ingalls Industries, Inc.	2,050	269,760
KLX, Inc.(a)	2,280	95,555
Moog, Inc., Class A(a)	1,670	116,700
National Presto Industries, Inc.	1,530	95,747
Orbital ATK, Inc.	4,413	322,855
TASER International, Inc.(a)	15,040	454,058
Teledyne Technologies, Inc.(a)	1,730	181,598
Triumph Group, Inc.	3,470	205,563
		3,195,376
AIR FREIGHT & LOGISTICS (0.4%)
Atlas Air Worldwide Holdings(a)	4,830	235,414
Echo Global Logistics, Inc.(a)	230	6,647
Forward Air Corp.	2,310	116,355
Hub Group, Inc., Class A(a)	4,430	176,757
UTI Worldwide, Inc.(a)	4,800	43,344
		578,517
AIRLINES (1.0%)
Alaska Air Group, Inc.	7,310	468,279
Allegiant Travel Co.	1,495	229,871
JetBlue Airways Corp.(a)	24,940	512,018
Republic Airways Holdings, Inc.(a)	820	10,037
SkyWest, Inc.	18,330	250,204
		1,470,409
AUTO COMPONENTS (0.8%)
Dana Holding Corp.	7,850	169,324
Dorman Products, Inc.(a)	1,330	62,284
Drew Industries, Inc.	1,070	60,637
Gentex Corp.	15,060	261,291
Gentherm, Inc.(a)	8,760	461,915
Standard Motor Products, Inc.	790	29,862
Superior Industries International, Inc.	7,580	140,988
		1,186,301
AUTOMOBILES (0.2%)
Thor Industries, Inc.	1,920	115,526
Winnebago Industries, Inc.	6,770	140,207
		255,733

	Shares	Value
BANKS (4.9%)
Associated Bancorp	13,460	$253,183
BancorpSouth, Inc.	4,170	100,956
Bank of Hawaii Corp.	1,690	102,059
Bank of the Ozarks, Inc.	5,680	220,157
Banner Corp.	580	26,228
BBCN Bancorp, Inc.	4,840	68,680
Boston Private Financial Holdings, Inc.	12,130	159,509
Cardinal Financial Corp.	1,420	29,295
Cathay General Bancorp	3,620	103,460
Central Pacific Financial Corp.	1,360	31,144
City Holding Co.	270	12,412
City National Corp.	2,300	214,360
Columbia Banking System, Inc.	1,970	58,509
Commerce Bancshares, Inc.	2,954	126,165
Community Bank System, Inc.	1,100	38,445
Cullen/Frost Bankers, Inc.	2,530	184,538
CVB Financial Corp.	3,720	58,218
East West Bancorp, Inc.	5,780	234,610
F.N.B. Corp.	9,910	131,506
First Bancorp(a)	16,152	97,074
First Commonwealth Financial Corp.	4,950	44,649
First Financial Bancorp	2,060	35,556
First Financial Bankshares, Inc.	2,770	80,219
First Horizon National Corp.	10,170	144,922
First Midwest Bancorp, Inc.	11,530	197,163
First Niagara Financial Group, Inc.	19,580	178,080
FirstMerit Corp.	8,870	171,812
Fulton Financial Corp.	11,380	138,381
Glacier Bancorp, Inc.	7,010	184,643
Hancock Holding Co.	4,429	128,928
Hanmi Financial Corp.	1,231	26,196
Home Bancshares, Inc.	6,236	205,040
Independent Bank Corp. – Massachusetts	490	20,443
International Bancshares Corp.	3,990	103,660
LegacyTexas Financial Group, Inc.	1,340	34,103
MB Financial, Inc.	6,931	208,831
National Penn Bancshares, Inc.	5,310	55,224
NBT Bancorp	1,390	33,568
OFG BanCorp	7,070	99,616
Old National Bancorp	4,450	60,787
PacWest Bancorp	3,810	171,831
Pinnacle Financial Partners, Inc.	3,520	167,728
PrivateBancorp, Inc.	6,460	239,472
Prosperity Bancshares, Inc.	3,210	171,221
S & T Bancorp, Inc.	890	23,941
Signature Bank(a)	2,880	386,179
Simmons First National Corp., Class A	460	20,125
Southside Bancshares, Inc.	410	11,188
Sterling BanCorp	2,958	38,395
Susquehanna Bancshares, Inc.	15,440	207,514

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2015

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
SVB Financial Group(a)	2,220	$294,727
Synovus Financial Corp.	6,182	170,994
TCF Financial Corp.	7,000	109,620
Texas Capital Bancshares, Inc.(a)	1,950	102,687
Tompkins Financial Corp.	339	17,679
Trustmark Corp.	3,390	80,682
UMB Financial Corp.	1,490	74,187
Umpqua Holdings Corp.	13,730	233,547
United Bankshares, Inc.	2,230	83,803
United Community Banks, Inc.	2,612	48,609
Valley National Bancorp	12,762	120,346
Webster Financial Corp.	3,610	129,346
WestAmerica Bancorp	950	41,372
Wilshire Bancorp, Inc.	5,980	63,089
Wintrust Financial Corp.	3,320	161,817
		7,572,428
BIOTECHNOLOGY (0.8%)
Acorda Therapeutics, Inc.(a)	1,830	55,028
Emergent BioSolutions, Inc.(a)	1,310	38,894
Ligand Pharmaceuticals, Inc., Class B(a)	2,620	203,417
Momenta Pharmaceuticals, Inc.(a)	2,160	37,692
Repligen Corp.(a)	9,890	291,854
Spectrum Pharmaceuticals, Inc.(a)	2,900	16,385
United Therapeutics Corp.(a)	3,409	544,383
		1,187,653
BUILDING PRODUCTS (1.3%)
A.O. Smith Corp.	3,050	194,895
AAON, Inc.	1,898	45,495
American Woodmark Corp.(a)	470	23,829
Apogee Enterprises, Inc.	5,340	280,991
Fortune Brands Home & Security, Inc.	6,380	284,548
Gibraltar Industries, Inc.(a)	11,840	196,071
Griffon Corp.	15,740	264,589
Lennox International, Inc.	1,800	190,728
PGT, Inc.(a)	22,150	250,738
Quanex Building Products Corp.	2,085	40,241
Simpson Manufacturing Co., Inc.	1,490	48,842
Universal Forest Products, Inc.	3,870	214,088
		2,035,055
CAPITAL MARKETS (1.4%)
Calamos Asset Management, Inc., Class A	8,680	107,372
Eaton Vance Corp.	4,720	193,898
Evercore Partners, Inc.	1,530	73,807
Federated Investors, Inc., Class B	3,700	127,280
Financial Engines, Inc.	2,160	91,087
FXCM, Inc.	1,770	3,558
Greenhill & Co., Inc.	1,140	45,087
HFF, Inc., Class A	6,590	258,262
Interactive Brokers Group, Inc., Class A	2,260	76,727
Investment Technology Group, Inc.(a)	1,570	44,729
Janus Capital Group, Inc.	7,060	126,374
Piper Jaffray Cos., Inc.(a)	820	41,369
Raymond James Financial, Inc.	5,150	291,130

	Shares	Value
SEI Investments Co.	6,450	$294,507
Stifel Financial Corp.(a)	2,695	142,404
Virtus Investment Partners, Inc.	357	47,702
Waddell & Reed Financial, Inc., Class A	3,460	170,647
		2,135,940
CHEMICALS (3.0%)
A. Schulman, Inc.	4,050	171,923
Albemarle Corp.	4,700	280,590
American Vanguard Corp.	4,940	53,895
Ashland, Inc.	2,840	358,862
Balchem Corp.	2,395	125,546
Cabot Corp.	5,150	220,111
Calgon Carbon Corp.	2,250	49,927
Cytec Industries, Inc.	4,650	257,099
Flotek Industries, Inc.(a)	9,360	133,754
FutureFuel Corp.	4,490	48,806
H.B. Fuller Co.	2,270	94,818
Hawkins, Inc.	250	9,863
Innophos Holdings, Inc.	910	48,084
Intrepid Potash, Inc.(a)	2,370	29,696
Koppers Holdings, Inc.	2,680	60,246
Kraton Performance Polymers, Inc.(a)	9,080	204,663
LSB Industries, Inc.(a)	2,230	94,574
Mineral Technologies, Inc.	2,920	197,772
NewMarket Corp.	514	229,707
Olin Corp.	6,520	192,536
Om Group, Inc.	5,810	174,532
PolyOne Corp.	3,670	143,314
Quaker Chemical Corp.	580	48,268
Rayonier, Inc.	1,683	28,123
RPM International, Inc.	5,190	246,733
Sensient Technologies Corp.	1,950	127,452
Stepan Co.	4,000	203,720
The Scotts Miracle-Gro Co., Class A	1,840	118,698
Tredegar Industries, Inc.	6,070	124,253
Valspar Corp.	4,050	328,455
Zep, Inc.	8,725	173,453
		4,579,473
COMMERCIAL SERVICES & SUPPLIES (1.8%)
ABM Industries, Inc.	7,570	242,618
Brady Corp., Class A	1,950	51,928
Clean Harbors, Inc.(a)	2,270	125,418
Copart, Inc.(a)	4,690	166,823
Deluxe Corp.	2,050	132,738
G & K Services, Inc., Class A	840	59,304
Healthcare Services Group, Inc.	3,162	95,714
Herman Miller, Inc.	2,400	65,784
HNI Corp.	1,880	87,683
Interface, Inc.	2,550	55,412
Matthews International Corp., Class A	1,370	66,486
Mobile Mini, Inc.	1,940	74,768
MSA Safety, Inc.	1,250	57,175
R.R. Donnelley & Sons Co.	13,930	259,377
Rollins, Inc.	3,675	91,140

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2015

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Tetra Tech, Inc.	3,690	$100,036
The Brink's Co.	6,020	159,349
UniFirst Corp.	780	88,319
United Stationers, Inc.	4,740	192,491
US Ecology, Inc.	4,280	200,775
Viad Corp.	6,760	179,613
Waste Connections, Inc.	4,902	232,404
		2,785,355
COMMUNICATIONS EQUIPMENT (1.1%)
ADTRAN, Inc.	2,280	37,871
Arris Group, Inc.(a)	12,749	429,323
Bel Fuse, Inc., Class B	6,000	123,180
Black Box Corp.	2,550	50,745
CalAmp Corp.(a)	1,750	34,492
Ciena Corp.(a)	4,820	102,666
Comtech Telecommunications Corp.	570	16,473
Digi International, Inc.(a)	11,180	112,918
Harmonic, Inc.(a)	7,710	54,047
InterDigital, Inc.	4,080	223,258
Ixia(a)	2,410	28,872
JDS Uniphase Corp.(a)	9,570	121,156
NETGEAR, Inc.(a)	3,020	91,415
Plantronics, Inc.	1,700	90,559
Polycom, Inc.(a)	5,770	75,299
ViaSat, Inc.(a)	2,770	166,532
		1,758,806
CONSTRUCTION & ENGINEERING (0.9%)
AECOM Technology Corp.(a)	12,582	397,088
Aegion Corp.(a)	8,620	158,780
Comfort Systems USA, Inc.	8,040	166,348
Dycom Industries, Inc.(a)	1,470	67,591
EMCOR Group, Inc.	5,300	236,539
Granite Construction, Inc.	3,140	108,989
KBR, Inc.	15,070	263,273
Orion Marine Group, Inc.(a)	2,040	17,177
		1,415,785
CONSTRUCTION MATERIALS (0.4%)
Eagle Materials, Inc.	5,200	433,628
Headwaters, Inc.(a)	11,470	201,643
		635,271
CONSUMER FINANCE (0.8%)
Cash America International, Inc.	12,140	314,669
Encore Capital Group, Inc.(a)	1,240	50,146
Enova International, Inc.(a)	5,983	110,745
EZCORP, Inc., Class A(a)	19,380	178,296
First Cash Financial Services, Inc.(a)	1,230	59,458
Green Dot Corp., Class A(a)	1,310	21,091
PRA Group, Inc.(a)	4,070	222,934
SLM Corp.(a)	19,720	200,947
World Acceptance Corp.(a)	450	38,079
		1,196,365

	Shares	Value
CONTAINERS & PACKAGING (1.1%)
AptarGroup, Inc.	2,620	$162,624
Bemis Co., Inc.	4,880	219,600
Greif, Inc., Class A	4,500	183,420
Myers Industries, Inc.	1,120	18,110
Packaging Corp. of America	6,240	431,746
Rock-Tenn Co., Class A	6,900	434,562
Silgan Holdings, Inc.	1,730	93,195
Sonoco Products Co.	3,860	172,503
		1,715,760
DISTRIBUTORS (0.4%)
LKQ Corp.(a)	14,600	395,222
Pool Corp.	1,810	117,451
VOXX International Corp.(a)	12,710	121,126
		633,799
DIVERSIFIED CONSUMER SERVICES (0.6%)
American Public Education, Inc.(a)	980	27,332
Apollo Group, Inc., Class A(a)	4,060	68,147
Capella Education Co.	560	30,257
Career Education Corp.(a)	3,860	16,212
DeVry, Inc.	2,470	74,693
Graham Holdings Co.	213	217,884
Regis Corp.(a)	3,160	52,203
Service Corp. International	11,620	321,642
Sotheby's	2,820	120,442
Strayer Education, Inc.(a)	532	26,983
Universal Technical Institute, Inc.	1,390	11,746
		967,541
DIVERSIFIED FINANCIAL SERVICES (0.4%)
CBOE Holdings, Inc.	3,450	194,131
MarketAxess Holdings, Inc.	1,570	134,785
MSCI, Inc., Class A	4,600	281,474
		610,390
DIVERSIFIED TELECOMMUNICATION SERVICES (0.4%)
8x8, Inc.(a)	5,090	44,436
Atlantic Tele-Network, Inc.	520	34,330
Cincinnati Bell, Inc.(a)	9,960	34,163
Consolidated Communications Holdings, Inc.	5,230	110,196
General Communication, Inc., Class A(a)	18,930	300,230
Lumos Networks Corp.	1,120	15,837
Windstream Holdings, Inc.	953	11,135
		550,327
ELECTRIC UTILITIES (1.0%)
ALLETE, Inc.	1,460	73,438
Cleco Corp.	2,260	122,831
El Paso Electric Co.	1,520	56,559
Great Plains Energy, Inc.	10,781	282,246
Hawaiian Electric Industries, Inc.	6,740	210,962
IDACORP, Inc.	1,970	118,850
OGE Energy Corp.	7,610	248,695

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2015

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
PNM Resources, Inc.	3,900	$108,342
UIL Holdings Corp.	2,520	125,698
Westar Energy, Inc.	5,820	219,123
		1,566,744
ELECTRICAL EQUIPMENT (1.0%)
Acuity Brands, Inc.	2,410	402,350
AZZ, Inc.	2,470	114,583
Encore Wire Corp.	3,070	138,181
EnerSys	1,800	122,220
Franklin Electric Co., Inc.	1,440	52,070
General Cable Corp.	5,840	95,250
Hubbell, Inc., Class B	2,380	259,015
Powell Industries, Inc.	1,830	60,738
REGAL-BELOIT Corp.	2,740	214,268
Vicor Corp.(a)	910	13,878
		1,472,553
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (4.4%)
Agilysys, Inc.(a)	570	5,364
Anixter International, Inc.(a)	2,650	187,090
Arrow Electronics, Inc.(a)	7,270	434,092
Avnet, Inc.	10,070	429,284
Badger Meter, Inc.	560	34,843
Belden CDT, Inc.	1,900	159,505
Benchmark Electronics, Inc.(a)	9,960	234,359
Checkpoint Systems, Inc.	1,780	18,441
Cognex Corp.(a)	5,210	233,877
Coherent, Inc.(a)	1,080	64,800
CTS Corp.	1,420	25,475
Daktronics, Inc.	2,400	25,752
DTS, Inc.(a)	6,170	221,194
Electro Scientific Industries, Inc.	1,040	5,928
Fabrinet(a)	6,090	110,290
FARO Technologies, Inc.(a)	740	29,474
FEI Co.	1,810	136,583
II-VI, Inc.(a)	6,010	106,918
Ingram Micro, Inc.(a)	14,360	361,298
Insight Enterprises, Inc.(a)	8,890	254,432
IPG Photonics Corp.(a)	1,520	134,642
Itron, Inc.(a)	1,740	62,396
Jabil Circuit, Inc.	14,020	315,730
Keysight Technologies, Inc.(a)	6,390	213,809
Knowles Corp.(a)	3,280	62,878
Littelfuse, Inc.	1,050	102,889
Mercury Computer Systems, Inc.(a)	1,980	27,344
Methode Electronics, Inc.	7,290	309,533
MTS Systems Corp.	620	43,760
National Instruments Corp.	3,725	106,535
Newport Corp.(a)	1,670	31,847
OSI Systems, Inc.(a)	820	55,112
Park Electrochemical Corp.	760	16,507
Plexus Corp.(a)	3,840	165,312
Rofin-Sinar Technologies, Inc.(a)	1,370	32,414
Rogers Corp.(a)	810	58,895
Sanmina Corp.(a)	9,710	197,404

	Shares	Value
ScanSource, Inc.(a)	4,920	$196,062
SYNNEX Corp.	3,080	235,620
Tech Data Corp.(a)	5,060	285,232
Trimble Navigation Ltd.(a)	10,380	263,963
TTM Technologies, Inc.(a)	27,470	256,845
Vishay Intertechnology, Inc.	15,800	200,344
Zebra Technologies Corp., Class A(a)	3,500	322,280
		6,776,352
ENERGY EQUIPMENT & SERVICES (3.8%)
Atwood Oceanics, Inc.	6,990	233,326
Basic Energy Services, Inc.(a)	31,220	318,132
Bristow Group, Inc.	2,330	144,763
CARBO Ceramics, Inc.	3,660	161,882
Dresser-Rand Group, Inc.(a)	4,580	378,629
Dril-Quip, Inc.(a)	1,910	152,265
Era Group, Inc.(a)	1,110	24,620
Exterran Holdings, Inc.	5,070	187,945
Geospace Technologies Corp.(a)	3,730	80,568
Gulf Island Fabrication, Inc.	8,180	107,894
Gulfmark Offshore, Inc., Class A	6,210	93,212
Helix Energy Solutions Group, Inc.(a)	5,650	93,112
Hornbeck Offshore Services, Inc.(a)	6,600	150,810
ION Geophysical Corp.(a)	41,730	95,144
Matrix Service Co.(a)	7,400	162,578
Nabors Industries Ltd.	27,710	462,757
Newpark Resources, Inc.(a)	15,090	154,823
Oceaneering International, Inc.	4,150	228,706
Oil States International, Inc.(a)	3,720	177,035
Paragon Offshore PLC	20,470	37,051
Patterson-UTI Energy, Inc.	15,140	338,379
Pioneer Energy Services Corp.(a)	41,630	310,143
Rowan Cos., Inc., Class A	10,730	227,369
SEACOR Holdings, Inc.(a)	2,450	178,017
Superior Energy Services, Inc.	12,520	319,260
Tesco Corp.	9,070	116,640
TETRA Technologies, Inc.(a)	22,530	162,667
Tidewater, Inc.	6,920	191,615
Unit Corp.(a)	6,490	226,112
US Silica Holdings, Inc.	7,230	270,040
		5,785,494
FOOD & STAPLES RETAILING (0.6%)
Casey's General Stores, Inc.	2,630	216,133
SpartanNash Co.	8,254	249,023
SuperValu, Inc.(a)	9,750	85,703
The Andersons, Inc.	3,655	156,032
United Natural Foods, Inc.(a)	3,120	210,475
		917,366
FOOD PRODUCTS (1.9%)
B&G Foods, Inc.	2,160	65,664
Calavo Growers, Inc.	3,820	193,483
Cal-Maine Foods, Inc.	4,670	208,796
Darling International, Inc.(a)	6,830	93,298
Dean Foods Co.	8,320	135,200
Diamond Foods, Inc.(a)	1,040	29,162

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2015

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Flowers Foods, Inc.	7,113	$158,905
Hain Celestial Group, Inc.(a)	7,130	429,511
Ingredion, Inc.	3,090	245,346
J & J Snack Foods Corp.	1,290	134,586
Lancaster Colony Corp.	890	79,797
Post Holdings, Inc.(a)	2,265	106,319
Sanderson Farms, Inc.	980	73,618
Seneca Foods Corp., Class A(a)	7,990	230,272
Snyders-Lance, Inc.	4,880	144,106
Tootsie Roll Industries, Inc.	931	28,842
TreeHouse Foods, Inc.(a)	1,890	153,581
Whitewave Foods Co., Class A(a)	11,100	488,067
		2,998,553
GAS UTILITIES (1.2%)
Atmos Energy Corp.	5,000	270,000
National Fuel Gas Co.	3,550	228,797
New Jersey Resources Corp.	3,460	105,565
Northwest Natural Gas Co.	860	40,162
One Gas, Inc.	3,720	156,128
Piedmont Natural Gas Co., Inc.	2,910	108,950
Questar Corp.	6,950	162,908
South Jersey Industries, Inc.	1,200	63,300
Southwest Gas Corp.	1,910	105,050
The Laclede Group, Inc.	2,590	134,499
UGI Corp.	10,290	358,195
WGL Holdings, Inc.	2,860	157,329
		1,890,883
HEALTH CARE EQUIPMENT & SUPPLIES (3.3%)
Abaxis, Inc.	2,910	186,240
ABIOMED, Inc.(a)	6,030	381,217
Align Technology, Inc.(a)	4,210	247,716
Analogic Corp.	580	49,010
AngioDynamics, Inc.(a)	1,660	27,705
Anika Therapeutics, Inc.(a)	3,960	135,115
Cantel Medical Corp.	3,407	152,600
CONMED Corp.	1,200	60,276
CryoLife, Inc.	2,420	24,684
Cyberonics, Inc.(a)	1,170	71,265
Cynosure, Inc.(a)	5,620	187,820
Greatbatch, Inc.(a)	1,020	54,998
Haemonetics Corp.(a)	2,230	90,382
Halyard Health, Inc.(a)	5,090	246,763
Hill-Rom Holdings, Inc.	2,520	125,849
Hologic, Inc.(a)	10,030	338,412
ICU Medical, Inc.(a)	690	58,215
IDEXX Laboratories, Inc.(a)	2,870	359,812
Integra LifeSciences Holdings Corp.(a)	1,150	67,597
Invacare Corp.	6,930	139,085
Masimo Corp.(a)	2,380	80,349
Meridian Bioscience, Inc.	1,900	33,668
Merit Medical Systems, Inc.(a)	2,095	40,664
Natus Medical, Inc.(a)	6,020	227,014
Neogen Corp.(a)	1,642	73,135
NuVasive, Inc.(a)	2,010	89,907
ResMed, Inc.	5,760	368,294

	Shares	Value
Sirona Dental Systems, Inc.(a)	3,150	$292,163
STERIS Corp.	3,910	260,015
SurModics, Inc.(a)	1,050	26,481
Teleflex, Inc.	2,000	245,920
Thoratec Corp.(a)	2,400	96,264
Vascular Solutions, Inc.(a)	230	7,374
West Pharmaceutical Services, Inc.	3,070	163,570
		5,009,579
HEALTH CARE PROVIDERS & SERVICES (3.2%)
Aceto Corp.	1,140	22,093
Air Methods Corp.(a)	1,580	72,206
Almost Family, Inc.(a)	4,840	209,475
Amedisys, Inc.(a)	1,529	42,521
AMN Healthcare Services, Inc.(a)	9,530	217,379
AmSurg Corp.(a)	2,320	145,510
Bio-Reference Laboratories, Inc.(a)	1,180	39,082
Centene Corp.(a)	8,980	556,670
Chemed Corp.	1,990	229,347
CorVel Corp.(a)	790	28,235
Cross Country Healthcare, Inc.(a)	2,020	22,422
ExamWorks Group, Inc.(a)	6,610	270,679
Hanger Orthopedic Group, Inc.(a)	6,700	149,678
Health Net, Inc.(a)	5,640	296,946
Healthways, Inc.(a)	1,850	32,190
IPC The Hospitalist Co.(a)	950	46,474
Kindred Healthcare, Inc.	11,688	268,240
Landauer, Inc.	470	15,162
LHC Group, Inc.(a)	5,120	164,147
Magellan Health Services, Inc.(a)	3,590	227,247
Molina Healthcare, Inc.(a)	5,495	325,469
Omnicare, Inc.	4,470	393,271
Owens & Minor, Inc.	6,815	229,802
PharMerica Corp.(a)	8,030	230,140
Providence Service Corp.(a)	580	24,662
Select Medical Holdings Corp.	1,920	27,936
The Ensign Group, Inc.	3,610	152,017
VCA Antech, Inc.(a)	5,550	282,884
WellCare Group, Inc.(a)	3,560	275,651
		4,997,535
HEALTH CARE TECHNOLOGY (0.4%)
Allscripts Healthcare Solutions, Inc.(a)	6,566	87,328
Computer Programs & Systems, Inc.	500	26,165
Healthstream, Inc.(a)	1,070	30,966
HMS Holdings Corp.(a)	3,590	61,066
MedAssets, Inc.(a)	2,400	48,576
Medidata Solutions, Inc.(a)	2,210	118,080
Omnicell, Inc.(a)	7,340	260,790
Quality Systems, Inc.	2,170	33,841
		666,812
HOTELS, RESTAURANTS & LEISURE (1.8%)
Biglari Holdings, Inc.(a)	396	144,742
Bob Evans Farms, Inc.	1,210	52,054
Cracker Barrel Old Country Store, Inc.	1,290	170,899
DineEquity, Inc.	1,040	100,287

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2015

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Domino's Pizza, Inc.	3,650	$393,652
International Speedway Corp., Class A	3,030	110,171
Interval Leisure Group, Inc.	2,280	56,521
Jack in the Box, Inc.	3,120	270,722
Life Time Fitness, Inc.(a)	1,630	116,545
Marcus Corp.	5,350	103,630
Marriott Vacations Worldwide Corp.	2,550	209,636
Panera Bread Co., Class A(a)	1,250	228,100
Papa John's International, Inc.	3,830	235,047
Popeyes Louisiana Kitchen, Inc.(a)	3,520	195,994
Sonic Corp.	6,790	194,534
The Wendy's Co.	17,220	174,266
		2,756,800
HOUSEHOLD DURABLES (2.2%)
Ethan Allen Interiors, Inc.	1,170	28,337
Helen of Troy Ltd.(a)	2,270	198,875
iRobot Corp.(a)	1,180	38,255
Jarden Corp.(a)	7,212	369,110
KB HOME	4,230	61,293
La-Z-Boy, Inc.	2,410	63,166
M.D.C. Holdings, Inc.	6,720	180,365
M/I Homes, Inc.(a)	8,660	195,370
Meritage Homes Corp.(a)	7,660	327,618
NVR, Inc.(a)	311	412,538
Ryland Group, Inc.	6,540	269,579
Standard Pacific Corp.(a)	26,740	216,594
Tempur-Pedic International, Inc.(a)	4,670	284,450
Toll Brothers, Inc.(a)	12,720	452,069
Tupperware Corp.	2,230	149,098
Universal Electronics, Inc.(a)	2,260	121,904
		3,368,621
HOUSEHOLD PRODUCTS (0.7%)
Central Garden & Pet Co., Class A(a)	27,250	267,050
Church & Dwight Co., Inc.	5,560	451,305
Energizer Holdings, Inc.	2,740	374,339
WD-40 Co.	670	54,243
		1,146,937
INDUSTRIAL CONGLOMERATES (0.2%)
Carlisle Cos., Inc.	2,830	273,095
INSURANCE (4.9%)
Alleghany Corp.(a)	837	396,336
American Equity Investment Life Holding Co.	2,720	73,304
American Financial Group, Inc.	5,170	326,744
Amerisafe, Inc.	690	31,181
Arthur J. Gallagher & Co.	6,390	305,634
Aspen Insurance Holdings Ltd.	5,980	279,445
Brown & Brown, Inc.	4,840	154,638
CNO Financial Group, Inc.	12,140	206,380
eHealth, Inc.(a)	810	9,931
Employers Holdings, Inc.	7,120	173,799
Everest Re Group Ltd.	2,764	494,507
First American Financial Corp.	7,960	276,928
HCC Insurance Holdings, Inc.	5,260	299,610

	Shares	Value
HCI Group, Inc.	3,090	$134,662
Horace Mann Educators Corp.	5,040	171,209
Infinity Property & Casualty Corp.	2,230	165,354
Kemper Corp.	5,760	216,979
Meadowbrook Insurance Group, Inc.	30,960	264,398
Mercury General Corp.	2,700	148,338
Montpelier RE Holdings Ltd.	1,080	41,159
Old Republic International Corp.	19,350	295,862
Primerica, Inc.	4,050	187,191
ProAssurance Corp.	3,280	147,436
Reinsurance Group of America, Inc.	5,630	515,821
Renaissancere Holdings Ltd.	3,500	358,715
RLI Corp.	1,270	63,068
Safety Insurance Group, Inc.	1,590	92,459
Selective Insurance Group, Inc.	5,750	154,905
StanCorp Financial Group, Inc.	3,410	245,793
Stewart Information Services Corp.	5,560	202,940
The Hanover Insurance Group, Inc.	4,170	285,937
The Navigators Group, Inc.(a)	2,030	158,441
United Fire Group, Inc.	5,680	169,662
United Insurance Holdings Corp.	260	4,324
Universal Insurance Holdings, Inc.	12,560	301,691
W.R. Berkley Corp.	4,560	223,394
		7,578,175
INTERNET & CATALOG RETAIL (0.1%)
Blue Nile, Inc.(a)	520	14,149
FTD Cos., Inc.(a)	840	23,974
HSN, Inc.	2,210	137,948
Nutrisystem, Inc.	1,240	23,622
PetMed Express, Inc.	940	14,880
		214,573
INTERNET SOFTWARE & SERVICES (1.5%)
AOL, Inc.(a)	3,150	125,685
Blucora, Inc.(a)	9,000	123,030
comScore, Inc.(a)	4,400	230,384
DealerTrack Holdings, Inc.(a)	4,320	169,819
DHI Group, Inc.(a)	19,940	151,544
j2 Global, Inc.	4,130	286,498
Liquidity Services, Inc.(a)	20,490	191,786
LivePerson, Inc.(a)	2,250	21,150
LogMeIn, Inc.(a)	4,770	306,139
Monster Worldwide, Inc.(a)	32,310	190,306
Nic, Inc.	2,920	49,640
Perficient, Inc.(a)	1,860	38,372
QuinStreet, Inc.(a)	2,000	10,860
Rackspace Hosting, Inc.(a)	7,020	378,378
Stamps.com, Inc.(a)	680	42,085
XO Group, Inc.(a)	1,580	25,691
		2,341,367
IT SERVICES (2.5%)
Acxiom Corp.(a)	3,750	65,475
Broadridge Financial Solutions, Inc.	5,090	274,453
CACI International, Inc., Class A(a)	2,440	215,305
Cardtronics, Inc.(a)	2,000	75,460

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2015

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Ciber, Inc.(a)	49,490	$174,700
Convergys Corp.	7,650	173,502
CoreLogic, Inc.(a)	3,840	150,182
CSG Systems International, Inc.	1,490	43,389
DST Systems, Inc.	1,410	162,263
ExlService Holdings, Inc.(a)	1,320	45,447
Forrester Research, Inc.	460	16,003
Gartner, Inc.(a)	4,960	411,581
Heartland Payment Systems, Inc.	1,560	79,404
iGATE Corp.(a)	5,670	269,665
Jack Henry & Associates, Inc.	3,480	231,455
Leidos Holdings, Inc.	2,750	114,510
ManTech International Corp., Class A	5,100	149,073
MAXIMUS, Inc.	5,610	359,096
NeuStar, Inc., Class A(a)	2,650	79,500
Science Applications International Corp.	1,690	84,669
Sykes Enterprises, Inc.(a)	3,930	98,368
TeleTech Holdings, Inc.	940	24,384
VeriFone Systems, Inc.(a)	4,500	160,965
Virtusa Corp.(a)	3,830	152,434
Wex, Inc.(a)	2,370	267,123
		3,878,406
LEISURE PRODUCTS (0.7%)
Arctic Cat, Inc.	3,240	114,988
Brunswick Corp.	5,540	277,222
Callaway Golf Co.	7,830	75,794
Polaris Industries, Inc.	3,460	473,882
Sturm Ruger & Co., Inc.	930	50,973
Vista Outdoor, Inc.(a)	3,170	138,719
		1,131,578
LIFE SCIENCES TOOLS & SERVICES (1.1%)
Affymetrix, Inc.(a)	9,610	116,569
Albany Molecular Research, Inc.(a)	7,560	136,534
Bio-Rad Laboratories, Inc., Class A(a)	1,000	134,450
Bio-Techne Corp.	1,590	152,576
Cambrex Corp.(a)	5,210	200,533
Charles River Laboratories International, Inc.(a)	3,030	209,555
Luminex Corp.(a)	1,720	26,694
Mettler-Toledo International, Inc.(a)	1,224	388,020
PAREXEL International Corp.(a)	5,860	372,550
		1,737,481
MACHINERY (3.8%)
Actuant Corp., Class A	2,940	70,031
AGCO Corp.	8,440	434,744
Albany International Corp., Class A	1,130	44,296
Astec Industries, Inc.	2,070	87,106
Barnes Group, Inc.	1,890	75,789
Briggs & Stratton Corp.	6,500	127,075
CIRCOR International, Inc.	750	40,980
CLARCOR, Inc.	2,000	130,000
Crane Co.	2,100	128,331
Donaldson Co., Inc.	4,960	185,355
EnPro Industries, Inc.	1,090	69,771

	Shares	Value
ESCO Technologies, Inc.	1,060	$38,902
Federal Signal Corp.	3,170	49,832
Graco, Inc.	2,460	176,185
Harsco Corp.	3,210	51,617
Hillenbrand, Inc.	6,430	188,978
IDEX Corp.	3,530	264,785
ITT Corp.	6,230	247,019
John Bean Technologies Corp.	1,095	42,256
Kennametal, Inc.	4,780	169,260
Lincoln Electric Holdings, Inc.	3,160	211,278
Lindsay Manufacturing Co.	550	43,554
Lydall, Inc.(a)	6,240	167,482
Mueller Industries, Inc.	2,440	85,498
Nordson Corp.	2,370	188,771
Oshkosh Truck Corp.	5,760	310,118
SPX Corp.	2,880	221,760
Standex International Corp.	560	45,287
Tennant Co.	700	45,003
Terex Corp.	10,940	300,412
The Timken Co.	3,710	145,766
Titan International, Inc.	15,350	159,487
Toro Co.	2,180	146,147
Trinity Industries, Inc.	14,260	386,303
Valmont Industries, Inc.	1,220	153,744
Wabtec Corp.	5,320	500,346
Watts Water Technologies, Inc.	1,170	63,824
Woodward, Inc.	2,290	107,745
		5,904,837
MARINE (0.2%)
Kirby Corp.(a)	2,420	190,043
Matson, Inc.	3,920	158,760
		348,803
MEDIA (0.9%)
Cinemark Holdings, Inc.	4,240	180,751
DreamWorks Animation SKG, Inc., Class A(a)	3,200	83,392
Harte-Hanks, Inc.	16,870	114,547
Live Nation, Inc.(a)	9,192	230,352
Meredith Corp.	1,630	84,825
Scholastic Corp.	4,190	170,282
Sizmek, Inc.(a)	2,270	15,799
The E.W. Scripps Co., Class A	6,740	156,975
The New York Times Co., Class A	5,430	72,708
Time, Inc.	9,300	212,319
Wiley John And Sons, Class A	1,990	113,191
		1,435,141
METALS & MINING (1.8%)
A.M. Castle & Co.(a)	10,800	42,336
AK Steel Holding Corp.(a)	5,850	29,718
Carpenter Technology Corp.	2,160	93,420
Century Aluminum Co.(a)	7,160	92,292
Cliffs Natural Resources, Inc.	6,070	36,056
Commercial Metals Co.	13,740	228,084
Compass Minerals International, Inc.	1,380	121,895

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2015

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Globe Specialty Metals, Inc.	2,600	$51,792
Haynes International, Inc.	440	19,567
Kaiser Aluminum Corp.	2,010	161,544
Materion Corp.	3,420	136,766
Olympic Steel, Inc.	12,700	139,065
Reliance Steel & Aluminum Co.	6,280	406,441
Royal Gold, Inc.	2,720	175,522
RTI International Metals, Inc.(a)	5,710	214,981
Steel Dynamics, Inc.	14,490	320,664
Stillwater Mining Co.(a)	4,920	66,076
SunCoke Energy, Inc.	3,010	52,765
TimkenSteel Corp.	3,095	90,343
United States Steel Corp.	11,600	278,632
Worthington Industries, Inc.	2,290	61,899
		2,819,858
MULTILINE RETAIL (0.3%)
Big Lots, Inc.	2,310	105,266
Fred's, Inc.	9,570	161,446
J.C. Penney Co., Inc.(a)	21,500	178,450
Tuesday Morning Corp.(a)	1,590	25,154
		470,316
MULTI-UTILITIES (0.6%)
Alliant Energy Corp.	4,790	289,651
Avista Corp.	4,150	135,373
Black Hills Corp.	1,780	87,736
MDU Resources Group, Inc.	9,740	217,105
NorthWestern Corp.	2,010	104,701
Vectren Corp.	3,130	135,122
		969,688
OIL, GAS & CONSUMABLE FUELS (3.2%)
Approach Resources, Inc.(a)	1,500	13,155
Arch Coal, Inc.(a)	33,680	32,811
Bill Barrett Corp.(a)	1,990	23,084
Bonanza Creek Energy, Inc.(a)	1,630	44,923
California Resources Corp.	9,890	91,977
Carrizo Oil & Gas, Inc.(a)	8,540	475,934
Cloud Peak Energy, Inc.(a)	22,740	147,583
Comstock Resources, Inc.	12,330	66,212
Contango Oil & Gas Co.(a)	610	15,293
Denbury Resources, Inc.	30,720	270,643
Energen Corp.	3,220	229,168
Green Plains Renewable Energy, Inc.	8,830	274,966
Gulfport Energy Corp.(a)	3,960	193,802
HollyFrontier Corp.	12,868	499,021
Northern Oil & Gas, Inc.(a)	22,050	194,922
PDC Energy, Inc.(a)	3,130	177,596
Peabody Energy Corp.	20,430	96,634
Penn Virginia Corp.(a)	24,780	165,530
PetroQuest Energy, Inc.(a)	30,030	80,480
Rex Energy Corp.(a)	19,060	95,300
Rosetta Resources, Inc.(a)	6,600	150,678
SM Energy Co.	5,330	308,980
Stone Energy Corp.(a)	8,730	149,021
Swift Energy Co.(a)	42,140	127,263

	Shares	Value
Synergy Resources Corp.(a)	27,050	$324,059
Western Refining, Inc.	6,290	277,075
World Fuel Services Corp.	6,110	339,105
WPX Energy, Inc.(a)	9,240	127,050
		4,992,265
PAPER & FOREST PRODUCTS (0.8%)
Boise Cascade Co.(a)	1,700	58,990
Clearwater Paper Corp.(a)	840	53,735
Deltic Timber Corp.	2,110	135,040
Domtar Corp.	8,310	359,158
KapStone Paper & Packaging Corp.	8,990	251,271
Louisiana-Pacific Corp.(a)	5,980	91,135
Neenah Paper, Inc.	2,030	122,754
P. H. Glatfelter & Co.	5,030	124,744
Wausau-Mosinee Paper Corp.	2,450	22,834
		1,219,661
PERSONAL PRODUCTS (0.1%)
Avon Products, Inc.	18,220	148,857
Inter Parfums, Inc.	950	28,671
Medifast, Inc.(a)	550	16,500
		194,028
PHARMACEUTICALS (1.0%)
Akorn, Inc.(a)	8,200	341,448
ANI Pharmaceuticals, Inc.(a)	370	22,563
DepoMed, Inc.(a)	12,430	289,122
Impax Laboratories, Inc.(a)	4,810	217,701
Lannett Co., Inc.(a)	8,950	514,625
Prestige Brands Holdings, Inc.(a)	2,290	89,882
Sagent Pharmaceuticals, Inc.(a)	950	22,144
The Medicines Co.(a)	2,930	75,037
		1,572,522
PROFESSIONAL SERVICES (1.7%)
CDI Corp.	10,930	149,085
Exponent, Inc.	570	50,508
FTI Consulting, Inc.(a)	3,660	150,462
Heidrick & Struggles International, Inc.	3,680	88,541
Insperity, Inc.	3,460	166,634
Kelly Services, Inc., Class A	13,180	216,416
Korn/Ferry International, Inc.	2,240	70,627
Manpower, Inc.	5,730	488,941
Navigant Consulting, Inc.(a)	2,500	36,150
On Assignment, Inc.(a)	8,330	280,304
Resources Connection, Inc.	2,350	37,036
The Corporate Executive Board Co.	2,740	229,694
Towers Watson & Co., Class A	2,890	366,755
TrueBlue, Inc.(a)	5,820	167,500
WageWorks, Inc.(a)	1,330	67,032
		2,565,685
REAL ESTATE INVESTMENT TRUSTS (7.6%)
Acadia Realty Trust	2,377	73,449
Agree Realty Corp.	400	12,312
Alexandria Real Estate Equities, Inc.	3,530	326,101
American Assets Trust, Inc.	5,640	224,472

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2015

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
American Campus Communities, Inc.	4,730	$189,862
Associated Estates Realty CP	8,440	240,540
BioMed Realty Trust, Inc.	7,870	163,302
Camden Property Trust	6,040	453,483
Capstead Mortgage Corp.	10,170	118,480
CareTrust REIT, Inc.	5,148	64,299
Cedar Shopping Centers, Inc.	4,120	28,799
Chesapeake Lodging Trust	9,690	307,657
Communications Sales & Leasing, Inc.(a)	1,144	34,412
Coresite Realty Corp.	6,050	290,884
Corporate Office Properties Trust	3,580	94,476
Corrections Corp. of America	4,528	166,585
Cousins Properties, Inc.	10,885	106,020
DiamondRock Hospitality Co.	19,620	266,047
Douglas Emmett, Inc.	8,010	228,285
Duke Realty Corp.	17,510	346,873
EastGroup Properties, Inc.	1,630	93,236
Education Realty Trust, Inc.	4,320	145,238
EPR Properties	2,560	147,635
Equity One, Inc.	2,630	64,777
Extra Space Storage, Inc.	7,420	489,201
Federal Realty Investment Trust	3,350	447,794
Franklin Street Properties Corp.	3,250	38,383
Getty Realty Corp.	810	14,070
Government Properties Income Trust	2,050	42,722
Healthcare Realty Trust, Inc.	6,240	159,744
Highwood Properties, Inc.	3,750	161,400
Home Properties, Inc.	2,790	205,232
Hospitality Properties Trust	5,760	173,261
Inland Real Estate Corp.	6,330	65,136
Kilroy Realty Corp.	4,910	348,561
Kite Realty Group Trust	2,915	76,373
Lamar Advertising Co.	4,950	286,902
LaSalle Hotel Properties	8,380	307,462
Lexington Corp. Properties Trust	8,405	77,914
Liberty Property Trust	5,620	195,801
LTC Properties, Inc.	1,230	53,456
Mack-Cali Realty Corp.	3,910	70,185
Medical Properties Trust, Inc.	12,950	181,041
Mid-America Apartment Communities, Inc.	3,616	269,790
National Retail Properties, Inc.	5,140	197,376
OMEGA Healthcare Investors, Inc.	9,006	325,027
Parkway Properties, Inc.	2,950	47,997
Pennsylvania Real Estate Investment Trust	3,130	70,769
Post Properties, Inc.	5,070	289,852
Potlatch Corp.	1,540	56,841
PS Business Parks, Inc.	1,120	85,512
Rayonier, Inc.	4,860	124,367
Regency Centers Corp.	5,610	352,196
Retail Opportunity Investments Corp.	13,070	219,315
Sabra Healthcare REIT, Inc.	10,540	314,935
Saul Centers, Inc.	410	20,631
Senior Housing Properties Trust	8,310	170,106
Sovran Self Storage, Inc.	2,810	245,425
Tanger Factory Outlet Center	3,990	133,984
Taubman Centers, Inc.	2,850	205,229

	Shares	Value
The Geo Group, Inc.	2,863	$111,657
UDR, Inc.	11,121	364,435
Universal Health Realty Income Trust	3,510	174,307
Urban Edge Properties	1,560	35,303
Urstadt Biddle Properties, Inc., Class A	920	19,090
Weingarten Realty Investors	6,670	218,509
WP GLIMCHER, Inc.	6,450	96,750
		11,731,265
REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.6%)
Alexander & Baldwin, Inc.	7,550	305,624
Forestar Group, Inc.(a)	8,430	124,427
Jones Lang LaSalle, Inc.	2,864	475,596
		905,647
ROAD & RAIL (1.5%)
ArcBest Corp.	5,920	211,344
Celadon Group, Inc.	3,870	100,001
Con-way, Inc.	4,460	183,306
Genesee & Wyoming, Inc., Class A(a)	2,220	206,349
Heartland Express, Inc.	8,863	185,414
J.B. Hunt Transport Services, Inc.	3,870	337,464
Knight Transportation, Inc.	6,060	175,134
Landstar System, Inc.	3,190	198,769
Old Dominion Freight Line, Inc.(a)	4,480	318,662
Roadrunner Transportation System, Inc.(a)	6,830	167,130
Saia, Inc.(a)	3,560	145,070
Werner Enterprises, Inc.	2,430	65,294
		2,293,937
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.2%)
Advanced Energy Industries, Inc.(a)	1,750	42,805
Advanced Micro Devices, Inc.(a)	47,150	106,559
Atmel Corp.	17,050	129,239
Brooks Automation, Inc.	4,150	44,654
Cabot Microelectronics Corp.(a)	860	40,678
CEVA, Inc.(a)	810	16,767
Cirrus Logic, Inc.(a)	2,450	82,761
Cohu, Inc.	4,560	47,743
Cree, Inc.(a)	4,700	148,896
Cypress Semiconductor Corp.	10,220	136,131
Diodes, Inc.(a)	1,740	46,493
DSP Group, Inc.(a)	1,120	12,746
Entropic Communications, Inc.(a)	5,210	15,734
Exar Corp.(a)	2,120	20,925
Fairchild Semiconductor International, Inc.(a)	5,540	100,634
Integrated Device Technology, Inc.(a)	5,760	104,775
Intersil Corp., Class A	5,270	70,355
Kopin Corp.(a)	4,660	15,471
Kulicke & Soffa Industries, Inc.(a)	3,930	59,382
Micrel, Inc.	2,070	28,152
Microsemi Corp.(a)	3,790	126,434
MKS Instruments, Inc.	1,930	67,183
Monolithic Power Systems, Inc.	3,750	194,363
Nanometrics, Inc.(a)	970	14,996
Pericom Semiconductor Corp.	1,060	13,271

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2015

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Power Integrations, Inc.	1,170	$57,903
Qorvo, Inc.(a)	7,610	501,575
Rudolph Technologies, Inc.(a)	3,620	46,445
Semtech Corp.(a)	2,680	62,417
Silicon Laboratories, Inc.(a)	1,530	79,055
SunEdison, Inc.(a)	10,060	254,719
Synaptics, Inc.(a)	3,470	293,978
Teradyne, Inc.	7,890	143,993
Tessera Technologies, Inc.	5,080	183,439
Ultratech, Inc.(a)	1,120	22,355
Veeco Instruments, Inc.(a)	1,540	45,445
		3,378,471
SOFTWARE (3.9%)
ACI Worldwide, Inc.(a)	8,940	205,888
Advent Software, Inc.	2,240	97,238
ANSYS, Inc.(a)	3,809	326,965
Blackbaud, Inc.	3,650	184,435
Bottomline Technologies, Inc.(a)	1,530	40,943
Cadence Design Systems, Inc.(a)	22,190	413,844
CDK Global, Inc.	6,410	307,167
CommVault Systems, Inc.(a)	1,780	81,435
Ebix, Inc.	1,540	42,027
EPIQ Systems, Inc.	1,695	30,357
FactSet Research Systems, Inc.	2,230	350,980
Fair Isaac Corp.	2,550	225,573
Fortinet, Inc.(a)	10,830	408,724
Informatica Corp.(a)	4,530	217,757
Interactive Intelligence Group, Inc.(a)	790	34,744
Manhattan Associates, Inc.(a)	7,030	369,497
Mentor Graphics Corp.	4,980	119,171
Microstrategy, Inc., Class A(a)	719	130,944
Monotype Imaging Holdings, Inc.	2,030	65,792
NetScout Systems, Inc.(a)	4,970	204,267
Progress Software Corp.(a)	2,220	58,608
PTC, Inc.(a)	5,110	195,917
Rovi Corp.(a)	3,733	69,098
Solarwinds, Inc.(a)	6,530	318,533
Solera Holdings, Inc.	2,920	141,678
Synchronoss Technologies, Inc.(a)	7,920	363,370
Synopsys, Inc.(a)	6,050	283,624
Tangoe, Inc.(a)	1,500	20,520
Tyler Technologies, Inc.(a)	1,950	237,803
Ultimate Software Group, Inc.(a)	1,865	310,000
Vasco Data Security International, Inc.(a)	4,640	117,949
		5,974,848
SPECIALTY RETAIL (4.5%)
Aaron's, Inc.	5,160	175,440
Abercrombie & Fitch Co., Class A	7,090	159,383
Advance Auto Parts, Inc.	4,040	577,720
Aeropostale, Inc.(a)	8,720	26,945
American Eagle Outfitters, Inc.	7,650	121,711
Ann, Inc.(a)	3,270	123,802
Ascena Retail Group, Inc.(a)	19,626	294,194
Barnes & Noble, Inc.(a)	5,120	112,128
Big 5 Sporting Goods Corp.	11,870	161,907

	Shares	Value
Brown Shoe Co., Inc.	1,965	$58,360
Cabela's, Inc., Class A(a)	2,050	108,117
Cato Corp., Class A	1,100	43,274
Chico's FAS, Inc.	6,890	116,165
Children's Place Retail Stores, Inc.	1,940	117,680
Christopher & Banks Corp.(a)	2,780	16,513
CST Brands, Inc.	5,360	223,566
Dick's Sporting Goods, Inc.	4,010	217,583
Finish Line, Inc., Class A	2,487	61,006
Foot Locker, Inc.	7,960	473,222
Francesca's Holdings Corp.(a)	5,460	92,438
Genesco, Inc.(a)	1,820	123,014
Group 1 Automotive, Inc.	1,070	84,509
Guess?, Inc.	5,870	107,480
Haverty Furniture Cos., Inc.	4,490	96,355
Hibbett Sports, Inc.(a)	1,090	51,012
Kirkland's, Inc.(a)	850	20,179
Lithia Motors, Inc., Class A	1,020	101,725
Lumber Liquidators Holdings, Inc.(a)	1,100	30,239
MarineMax, Inc.(a)	1,350	29,808
Men's Wearhouse, Inc.	1,900	107,521
Monro Muffler Brake, Inc.	1,325	79,354
Murphy USA, Inc.(a)	3,510	229,308
Office Depot, Inc.(a)	23,716	218,662
Outerwall, Inc.	2,470	164,082
Rent-A-Center, Inc.	6,550	193,880
Select Comfort Corp.(a)	6,610	203,720
Signet Jewelers Ltd.	4,340	582,124
Sonic Automotive, Inc., Class A	6,740	157,379
Stage Stores, Inc.	8,392	162,050
Stein Mart, Inc.	7,300	86,359
The Buckle, Inc.	1,215	54,432
The Pep Boys – Manny, Moe & Jack(a)	19,990	183,108
Vitamin Shoppe, Inc.(a)	1,310	54,863
Williams-Sonoma, Inc.	4,690	344,856
Zumiez, Inc.(a)	4,790	151,891
		6,899,064
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.7%)
3D Systems Corp.(a)	4,230	106,131
Diebold, Inc.	2,470	85,882
Electronics for Imaging, Inc.(a)	3,910	163,164
Lexmark International, Inc., Class A	4,550	201,974
NCR Corp.(a)	8,420	231,045
QLogic Corp.(a)	4,040	59,388
Super Micro Computer, Inc.(a)	6,210	178,662
		1,026,246
TEXTILES, APPAREL & LUXURY GOODS (1.5%)
Carter's, Inc.	3,270	326,542
Crocs, Inc.(a)	5,000	66,000
Deckers Outdoor Corp.(a)	2,160	159,840
G-III Apparel Group Ltd.(a)	2,650	294,627
Iconix Brand Group, Inc.(a)	5,360	141,022
Kate Spade & Co.(a)	4,990	163,173
Movado Group, Inc.	2,540	74,371
Oxford Industries, Inc.	720	57,204

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2015

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Perry Ellis International, Inc.(a)	5,470	$130,842
Quiksilver, Inc.(a)	6,130	10,176
Skechers U.S.A., Inc., Class A(a)	5,480	492,762
Steven Madden Ltd.(a)	2,857	111,480
Unifi, Inc.(a)	2,990	105,517
Wolverine World Wide, Inc.	7,280	223,714
		2,357,270
THRIFTS & MORTGAGE FINANCE (0.9%)
Astoria Financial Corp.	9,360	123,271
B of I Holding, Inc.(a)	1,880	172,603
Bank Mutual Corp.	23,640	169,972
Brookline Bancorp, Inc.	8,180	88,099
Dime Community Bancshares, Inc.	1,490	23,721
New York Community Bancorp, Inc.	20,500	352,395
Northwest Bancshares, Inc.	3,450	42,469
Oritani Financial Corp.	3,050	45,445
Provident Financial Services, Inc.	5,220	93,960
TrustCo Bank Corp. NY	3,990	26,613
Washington Federal, Inc.	7,720	166,752
		1,305,300
TRADING COMPANIES & DISTRIBUTORS (0.7%)
Applied Industrial Technologies, Inc.	1,520	63,490
DXP Enterprises, Inc.(a)	1,960	88,298
GATX Corp.	1,980	107,712
Kaman Corp., Class A	2,830	118,039
MSC Industrial Direct Co., Inc., Class A	2,280	162,017
Now, Inc.(a)	8,150	194,785
Veritiv Corp.(a)	2,820	112,067
Watsco, Inc.	1,240	149,160
		995,568

	Shares	Value
WATER UTILITIES (0.2%)
American States Water Co.	1,480	$56,817
Aqua America, Inc.	6,982	187,257
		244,074
WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Spok Holdings, Inc.	4,350	81,889
Telephone & Data Systems, Inc.	10,190	272,175
		354,064
TOTAL COMMON STOCKS		152,933,746
MONEY MARKET FUND (0.8%)
Federated Government Obligations Fund, Institutional Shares, 0.01%(b)	1,279,263	1,279,263
TOTAL MONEY MARKET FUND		1,279,263
TOTAL INVESTMENTS (COST $126,805,518) 100.0%		154,213,009
OTHER ASSETS IN EXCESS OF LIABILITIES 0.0%		15,998
NET ASSETS 100.0%		$154,229,007
(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of April 30, 2015.

PLC – Public Limited Company

REIT – Real Estate Investment Trust

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2015

STEWARD INTERNATIONAL ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward International Enhanced Index Fund investments by Country.

Country Diversification	Percent*
United Kingdom	18.7%
Canada	17.5
Japan	9.9
Taiwan	5.9
Brazil	5.1
Netherlands	4.4
Hong Kong	4.1
China	3.4
Mexico	3.2
Switzerland	3.1
Spain	3.0
Republic of Korea (South)	2.8
Australia	2.4
France	2.4
Germany	2.3
India	2.1
Cayman Islands	1.5
United States	1.3
Ireland (Republic of)	1.3
Chile	1.1
Italy	1.1
Sweden	0.5
Finland	0.4
South Africa	0.4
Indonesia	0.3
Norway	0.3
Philippines	0.2
Taiwan, Province Of China	0.2
Bermuda	0.2
Belgium	0.2
Jersey	0.2
Argentina	0.1
Luxembourg	0.1
Colombia	0.1
Peru	0.0
Total Investments	99.8%
*	Percentages indicated are based on net assets as of April 30, 2015.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2015

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.3%)
AEROSPACE & DEFENSE (0.2%)
Embraer SA, Sponsored ADR	22,770	$709,969
AIRLINES (0.3%)
Latam Airlines Group SA, Sponsored ADR(a)	20,510	196,281
Ryanair Holdings PLC, Sponsored ADR	10,180	660,173
		856,454
AUTO COMPONENTS (0.3%)
Magna International, Inc., Class A, ADR	19,940	1,005,574
AUTOMOBILES (3.9%)
Honda Motor Co. Ltd., Sponsored ADR	81,820	2,743,425
Tata Motors Ltd., Sponsored ADR	14,060	579,131
Toyota Motor Corp., Sponsored ADR	61,360	8,530,267
		11,852,823
BANKS (21.3%)
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	240,730	2,412,115
Banco Bradesco SA, Sponsored ADR	262,828	2,809,627
Banco de Chile, Sponsored ADR	7,366	517,093
Banco Santander Central Hispano SA, Sponsored ADR	534,634	4,020,448
Banco Santander Chile SA, Sponsored ADR	10,234	223,203
Bancolombia SA, Sponsored ADR	5,390	244,005
Bank of Montreal	31,890	2,082,417
Bank of Nova Scotia	54,200	2,990,214
Barclays PLC, Sponsored ADR	154,669	2,434,490
Canadian Imperial Bank of Commerce	20,050	1,609,614
Credicorp Ltd.	3,849	587,165
HDFC Bank Ltd., Sponsored ADR	30,390	1,727,368
HSBC Holdings PLC, Sponsored ADR	163,101	8,094,703
ICICI Bank Ltd., Sponsored ADR	98,300	1,074,419
ING Groep NV, Sponsored ADR(a)	151,310	2,318,069
Itau Unibanco Banco Multiplo SA, Sponsored ADR	287,769	3,689,199
KB Financial Group, Inc., Sponsored ADR	42,760	1,630,439
Lloyds Banking Group PLC, Sponsored ADR	530,025	2,528,219
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	570,480	4,050,408
Mizuho Financial Group, Inc., Sponsored ADR	493,100	1,883,642
Royal Bank of Canada	65,700	4,367,736
Royal Bank of Scotland Group PLC, Sponsored ADR(a)	26,058	269,440
Shinhan Financial Group Co. Ltd., Sponsored ADR	51,800	2,173,528
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	325,800	2,863,782
The Toronto – Dominion Bank	82,190	3,793,890
Westpac Banking Corp., Sponsored ADR	134,935	3,894,224
		64,289,457

	Shares	Value
BEVERAGES (0.7%)
Fomento Economico, Sponsored ADR(a)	23,910	$2,163,616
CAPITAL MARKETS (2.6%)
Credit Suisse Group, Sponsored ADR	62,309	1,605,703
Deutsche Bank AG	56,990	1,829,379
Nomura Holdings, Inc., Sponsored ADR	160,650	1,047,438
UBS Group AG(a)	175,830	3,528,908
		8,011,428
CHEMICALS (1.6%)
Agrium, Inc.	9,390	973,086
Potash Corp. of Saskatchewan, Inc.	47,235	1,541,750
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	11,780	257,275
Syngenta AG, Sponsored ADR	30,820	2,066,173
		4,838,284
COMMUNICATIONS EQUIPMENT (1.0%)
Alcatel-Lucent, Sponsored ADR(a)	101,000	343,400
Nokia Oyj, Sponsored ADR	174,670	1,149,329
Telefonektiebolaget LM Ericsson, Sponsored ADR	143,530	1,567,347
		3,060,076
CONSTRUCTION MATERIALS (0.9%)
Cemex SA de CV, Sponsored ADR(a)	130,157	1,252,111
CRH PLC, Sponsored ADR	36,730	1,026,603
James Hardie Industries PLC, Sponsored ADR	6,040	348,810
		2,627,524
DIVERSIFIED FINANCIAL SERVICES (0.3%)
Orix Corp., Sponsored ADR	12,340	950,797
DIVERSIFIED TELECOMMUNICATION SERVICES (6.2%)
BCE, Inc.	53,755	2,371,133
BT Group PLC, Sponsored ADR	39,560	2,764,453
China Telecom Corp. Ltd., Sponsored ADR	11,900	882,742
China Unicom Ltd., Sponsored ADR	42,735	802,991
Chunghwa Telecom Co. Ltd., Sponsored ADR	85,475	2,750,585
Nippon Telegraph & Telephone Corp., Sponsored ADR	66,420	2,237,026
Orange SA, Sponsored ADR	100,420	1,644,880
PT Telekomunikasi Indonesia, Sponsored ADR	23,270	962,913
Telecom Italia S.p.A., Sponsored ADR(a)	41,770	490,797
Telefonica SA, Sponsored ADR	172,176	2,610,188
TELUS Corp.	37,660	1,303,789
		18,821,497
ELECTRIC UTILITIES (0.9%)
Companhia Energetica de Minas Gerais, Sponsored ADR	33,575	165,189
CPFL Energia SA, Sponsored ADR	17,573	228,804
Enersis SA, Sponsored ADR	63,690	1,131,771
Korea Electric Power Corp., Sponsored ADR	49,070	1,056,968
		2,582,732

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2015

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
ELECTRICAL EQUIPMENT (1.0%)
ABB Ltd., Sponsored ADR	98,520	$2,144,780
NIDEC Corp., Sponsored ADR	52,080	972,334
		3,117,114
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.5%)
Kyocera Corp., Sponsored ADR	19,900	1,034,004
LG Display Co. Ltd., Sponsored ADR	37,330	515,901
		1,549,905
ENERGY EQUIPMENT & SERVICES (0.1%)
Tenaris SA, Sponsored ADR	5,190	159,592
FOOD & STAPLES RETAILING (0.4%)
Cencosud SA, Sponsored ADR	25,540	195,892
Companhia Brasileira de Distribuicao Grupo, Sponsored ADR	14,080	472,243
Delhaize Group, Sponsored ADR	33,030	661,261
		1,329,396
FOOD PRODUCTS (3.0%)
BRF-Brasil Foods SA, Sponsored ADR	82,020	1,760,969
Unilever NV, Sponsored NY Shares	93,120	4,048,858
Unilever PLC, Sponsored ADR	74,074	3,245,923
		9,055,750
HEALTH CARE EQUIPMENT & SUPPLIES (0.4%)
Smith & Nephew PLC, Sponsored ADR	34,000	1,152,260
HEALTH CARE PROVIDERS & SERVICES (0.8%)
Catamaran Corp.(a)	13,990	830,306
Fresenius Medical Care AG & Co., Sponsored ADR	40,150	1,685,096
		2,515,402
HOTELS, RESTAURANTS & LEISURE (0.7%)
Carnival PLC, Sponsored ADR	14,790	669,839
InterContinental Hotels Group PLC, Sponsored ADR	18,754	799,108
Restaurant Brands International, Inc.	15,875	647,383
		2,116,330
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS (0.3%)
Empresa Nacional de Electricidad SA, Sponsored ADR	14,210	655,365
TransAlta Corp.	33,240	329,741
		985,106
INDUSTRIAL CONGLOMERATES (0.4%)
Koninklijke Royal Philips Electronics NV, Sponsored NY Shares	45,824	1,311,025
INSURANCE (3.9%)
Aegon NV, Sponsored NY Shares	67,185	529,418
Aviva PLC, Sponsored ADR	68,320	1,101,318
China Life Insurance Co. Ltd., Sponsored ADR	54,980	3,995,396
Manulife Financial Corp.	104,320	1,899,667

	Shares	Value
Prudential PLC, Sponsored ADR	62,360	$3,112,388
Sun Life Financial, Inc.	36,760	1,177,423
		11,815,610
INTERNET & CATALOG RETAIL (0.7%)
Ctrip.com International Ltd., Sponsored ADR(a)	9,860	627,885
JD.com, Inc., Sponsored ADR(a)	25,580	858,465
Vishop Holdings Ltd., Sponsored ADR(a)	21,750	615,307
		2,101,657
INTERNET SOFTWARE & SERVICES (2.0%)
Alibaba Group Holding, Ltd., Sponsored ADR(a)	27,280	2,217,591
Baidu, Inc., Sponsored ADR(a)	19,285	3,862,400
		6,079,991
IT SERVICES (1.3%)
CGI Group, Inc., Class A(a)	19,650	826,675
Infosys Technologies Ltd., Sponsored ADR	77,610	2,404,358
Wipro Ltd., Sponsored ADR	58,840	674,895
		3,905,928
LIFE SCIENCES TOOLS & SERVICES (0.4%)
Qiagen NV(a)	47,840	1,139,070
MEDIA (3.2%)
Grupo Televisa SA, Sponsored ADR(a)	52,840	1,923,904
Pearson PLC, Sponsored ADR	49,920	1,010,381
Reed Elsevier NV, Sponsored ADR	23,763	1,134,683
Reed Elsevier PLC, Sponsored ADR	18,287	1,208,954
Shaw Communications, Inc., Class B	42,100	961,985
Thomson Reuters Corp.	39,368	1,616,450
WPP PLC, Sponsored ADR	16,100	1,874,523
		9,730,880
METALS & MINING (5.2%)
Agnico-Eagle Mines Ltd.	10,450	316,635
ArcelorMittal, Sponsored NY Shares	32,120	343,363
Barrick Gold Corp., ADR	48,550	632,121
BHP Billiton Ltd., Sponsored ADR	67,050	3,438,994
BHP Billiton PLC, Sponsored ADR	43,580	2,104,914
Cia Vale Do Rio, Sponsored ADR	212,270	1,284,234
Companhia Siderurgica Nacional SA, Sponsored ADR	7,390	19,879
Compania de Minas Buenaventura SA, Sponsored ADR	10,300	115,154
Eldorado Gold Corp.	28,350	140,616
Gerdau SA, Sponsored ADR	14,440	48,518
Goldcorp, Inc.	36,677	690,628
Kinross Gold Corp.(a)	15,430	37,495
POSCO, Sponsored ADR	34,370	2,030,580
Randgold Resources Ltd., Sponsored ADR	6,500	495,105
Rio Tinto PLC, Sponsored ADR	52,532	2,352,908
Silver Wheaton Corp.	22,470	443,558
Southern Copper Corp.	14,823	482,933
Teck Resources Ltd.	7,213	109,493
Vale SA, Sponsored ADR	80,770	620,314
Yamana Gold, Inc.	21,760	83,123
		15,790,565

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2015

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
MULTI-UTILITIES (1.1%)
National Grid PLC, Sponsored ADR	48,129	$3,245,338
OIL, GAS & CONSUMABLE FUELS (15.2%)
BP PLC, Sponsored ADR	124,492	5,373,075
Cameco Corp.	15,350	269,853
Canadian Natural Resources Ltd.	41,880	1,392,510
Cenovus Energy, Inc.	27,790	523,008
China Petroleum & Chemical Corp., Sponsored ADR	29,796	2,814,828
CNOOC Ltd., Sponsored ADR	17,500	2,996,875
Ecopetrol SA, Sponsored ADR(a)	6,100	104,432
Enbridge, Inc.	39,010	2,041,393
EnCana Corp.	18,780	266,864
ENI S.p.A., Sponsored ADR	54,780	2,105,195
Imperial Oil Ltd.	14,500	639,885
Pembina Pipeline Corp.	15,640	544,428
PetroChina Co. Ltd., Sponsored ADR	23,985	3,092,146
Petroleo Brasileiro SA, Sponsored ADR(a)	212,060	1,840,681
Petroleo Brasileiro SA, Class A, Sponsored ADR(a)	86,770	824,315
Royal Dutch Shell PLC, Sponsored ADR	80,315	5,094,381
Royal Dutch Shell PLC, Class B, Sponsored ADR	50,040	3,232,084
Sasol Ltd., Sponsored ADR	33,020	1,329,055
Statoil ASA, Sponsored ADR	41,967	890,959
Suncor Energy, Inc.	60,798	1,982,015
Talisman Energy, Inc.	34,810	277,436
Total SA, Sponsored ADR	96,910	5,242,831
TransCanada Corp.	36,390	1,689,224
Ultrapar Participacoes SA, Sponsored ADR	47,660	1,088,554
YPF Sociedad Anonima, Sponsored ADR	11,460	349,988
		46,006,015
PHARMACEUTICALS (2.0%)
Shire PLC, Sponsored ADR	11,071	2,695,899
Valeant Pharmaceuticals International, Inc.(a)	15,646	3,394,087
		6,089,986
REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.7%)
Brookfield Asset Management, Inc., Class A	38,912	2,095,411
ROAD & RAIL (1.4%)
Canadian National Railway Co.	41,140	2,654,353
Canadian Pacific Railway Ltd.	7,657	1,459,271
		4,113,624
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.0%)
Advanced Semiconductor Engineering, Inc., Sponsored ADR	110,970	791,216
ARM Holdings PLC, Sponsored ADR	21,950	1,119,230
ASML Holding NV, Sponsored NY Shares	20,287	2,171,520

	Shares	Value
Siliconware Precision Industries Co., Sponsored ADR	64,460	$522,771
STMicroelectronics NV, Sponsored NY Shares	28,500	226,860
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	406,258	9,928,946
United Microelectronics Corp., Sponsored ADR	152,840	369,873
		15,130,416
SOFTWARE (1.1%)
SAP AG, Sponsored ADR	43,620	3,301,598
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.8%)
BlackBerry Ltd.(a)	20,710	210,414
CANON, Inc., Sponsored ADR	60,680	2,160,208
		2,370,622
TEXTILES, APPAREL & LUXURY GOODS (0.6%)
Gildan Activewear, Inc.	26,060	826,363
Luxottica Group S.p.A., Sponsored ADR	13,220	867,496
		1,693,859
WIRELESS TELECOMMUNICATION SERVICES (6.9%)
America Movil SA, Sponsored ADR	205,180	4,286,210
China Mobile Ltd., Sponsored ADR	119,570	8,540,885
NTT DoCoMo, Inc., Sponsored ADR	74,580	1,320,812
Philippine Long Distance Telephone Co., Sponsored ADR	11,200	721,728
Rogers Communications, Inc., Class B	26,000	928,460
SK Telecom Co. Ltd., Sponsored ADR	33,230	985,269
Vodafone Group PLC, Sponsored ADR	112,669	3,965,949
		20,749,313
TOTAL COMMON STOCKS		300,421,994
MONEY MARKET FUND (0.5%)
Federated Government Obligations Fund, Institutional Shares, 0.01%(b)	1,488,278	1,488,278
TOTAL MONEY MARKET FUND		1,488,278
TOTAL INVESTMENTS (COST $288,736,630) 99.8%		301,910,272
OTHER ASSETS IN EXCESS OF LIABILITIES 0.2%		557,071
NET ASSETS 100.0%		$302,467,343
(a)	Represents non-income producing security.
(b)	Variable rate security. Rate shown represents the rate as of April 30, 2015.

ADR – American Depositary Receipt

PLC – Public Limited Company

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2015

STEWARD SELECT BOND FUND

The table below sets forth the diversification of the Steward Select Bond Fund investments by Industry.

Industry Diversification	Percent*
U.S. Treasury Obligations	20.9%
U.S. Government Agency Mortgage-Backed Obligations	11.0
U.S. Government Agencies	4.1
Municipal Bonds	0.7
Banks	7.2
Capital Markets	6.4
Food Products	6.0
Chemicals	5.1
Oil, Gas & Consumable Fuels	3.5
Electric Utilities	3.2
Insurance	2.9
Consumer Finance	2.7
Pharmaceuticals	2.5
Beverages	2.3
Money Market Funds	1.8
Multiline Retail	1.7
Semiconductors & Semiconductor Equipment	1.4
Food & Staples Retailing	1.4
Metals & Mining	1.4
Road & Rail	1.3
IT Services	1.1
Software	1.1
Energy Equipment & Services	0.9
Hotels, Restaurants & Leisure	0.7
Health Care Equipment & Supplies	0.7
Specialty Retail	0.7
Electronic Equipment, Instruments & Components	0.7
Industrial Conglomerates	0.7
Air Freight & Logistics	0.7
Diversified Telecommunication Services	0.7
Personal Products	0.7
Household Durables	0.7
Mortgage Backed Securities – Financial Services	0.7
Diversified Financial Services	0.5
Church Mortgage Bonds	0.4
Communications Equipment	0.4
Diversified Consumer Services	0.3
Total Investments	99.2%
*	Percentages indicated are based on net assets as of April 30, 2015.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2015

STEWARD SELECT BOND FUND

	Principal Amount	Value
CORPORATE BONDS (60.7%)
AIR FREIGHT & LOGISTICS (0.7%)
United Parcel Service, Inc., 5.50%, 1/15/18	$1,000,000	$1,114,113
BANKS (7.2%)
BB&T Corp., 3.95%, 4/29/16	1,500,000	1,549,146
Citigroup, Inc., 4.88%, 5/7/15	500,000	500,385
HSBC Bank USA NA, 4.88%, 8/24/20	2,000,000	2,241,568
JPMorgan Chase & Co., 4.95%, 3/25/20	2,000,000	2,236,568
KeyCorp, 5.10%, 3/24/21	2,000,000	2,261,568
Manufacturers & Traders Trust Co., 5.63%, 12/1/21, (Callable 12/1/16 @ 100)(a)	1,150,000	1,189,675
Wachovia Corp., 5.75%, 6/15/17	1,000,000	1,096,251
		11,075,161
BEVERAGES (2.3%)
PepsiCo, Inc., 3.00%, 8/25/21	3,435,000	3,585,044
CAPITAL MARKETS (6.4%)
Bear Stearns Cos. LLC, 6.40%, 10/2/17	1,500,000	1,669,107
BlackRock, Inc., 6.25%, 9/15/17	733,000	818,942
Charles Schwab Corp., 4.45%, 7/22/20	1,250,000	1,399,393
Goldman Sachs Group, Inc., 3.63%, 2/7/16	1,500,000	1,530,635
Goldman Sachs Group, Inc., 5.95%, 1/15/27	1,500,000	1,733,598
Morgan Stanley, 5.75%, 1/25/21	1,500,000	1,739,475
UBS AG Stamford Connecticut, 5.88%, 7/15/16	1,000,000	1,055,035
		9,946,185
CHEMICALS (5.1%)
Cabot Corp., 5.00%, 10/1/16	1,000,000	1,052,895
Dow Chemical Co., 4.25%, 11/15/20	3,000,000	3,275,508
E.I. du Pont de Nemours & Co., 3.63%, 1/15/21	1,000,000	1,071,274
E.I. du Pont de Nemours & Co., 4.63%, 1/15/20	1,000,000	1,115,009
Eastman Chemical Co., 5.50%, 11/15/19	1,200,000	1,350,719
		7,865,405
CHURCH MORTGAGE BONDS (0.4%)(b)(c)
Abyssinia Missionary Baptist Church Ministries, Inc., 7.30%, 9/15/14(d)(e)	73,000	35,749
Abyssinia Missionary Baptist Church Ministries, Inc., 7.40%, 3/15/15, (Callable 6/15/15 @ 100)(d)(e)	106,000	51,907
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/15, (Callable 6/15/15 @ 100)(d)(e)	63,000	31,068
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 3/15/16, (Callable 6/15/15 @ 100)(d)(e)	90,000	44,732
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/16, (Callable 6/15/15 @ 100)(d)(e)	63,000	31,167
Bethel Baptist Institutional Church, Inc., 0.00%, 1/1/22(f)	103,190	10
Bethel Baptist Institutional Church, Inc., 3.50%, 1/1/22(a)	729,947	298,767
Metropolitan Baptist Church, 7.90%, 7/12/13(d)(e)	29,000	8,500
Metropolitan Baptist Church, 8.00%, 1/12/14(d)(e)	71,000	20,714
Metropolitan Baptist Church, 8.10%, 7/12/14(d)(e)	74,000	21,583
Metropolitan Baptist Church, 8.40%, 7/12/16, (Callable 10/12/15 @ 100)(d)(e)	87,000	25,755
Metropolitan Baptist Church, 8.40%, 1/12/17, (Callable 10/12/15 @ 100)(d)(e)	90,000	26,643
Metropolitan Baptist Church, 8.40%, 7/12/18, (Callable 10/12/15 @ 100)(d)(e)	23,000	6,809
Metropolitan Baptist Church, 8.40%, 7/12/20, (Callable 10/12/15 @ 100)(d)(e)	121,000	35,723
New Life Anointed Ministries International, Inc., 7.40%, 12/21/11(d)(e)	44,000	4
New Life Anointed Ministries International, Inc., 7.80%, 12/21/17, (Callable 6/21/15 @ 100)(d)(e)	111,000	11
New Life Anointed Ministries International, Inc., 7.80%, 6/21/18, (Callable 6/21/15 @ 100)(d)(e)	147,000	15

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2015

STEWARD SELECT BOND FUND

	Principal Amount	Value
New Life Anointed Ministries International, Inc., 7.80%, 12/21/18(d)(e)	$152,000	$15
New Life Anointed Ministries International, Inc., 7.80%, 6/21/19, (Callable 6/21/15 @ 100)(d)(e)	158,000	16
New Life Anointed Ministries International, Inc., 7.80%, 12/21/19, (Callable 6/21/15 @ 100)(d)(e)	165,000	17
		639,205
COMMUNICATIONS EQUIPMENT (0.4%)
Cisco Systems, Inc., 4.45%, 1/15/20	500,000	557,642
CONSUMER FINANCE (2.7%)
Capital One Financial Corp., 4.75%, 7/15/21	1,000,000	1,113,603
John Deere Capital Corp., 2.25%, 4/17/19	2,000,000	2,036,256
John Deere Capital Corp., 2.75%, 3/15/22	1,000,000	1,010,907
		4,160,766
DIVERSIFIED CONSUMER SERVICES (0.3%)
Rensselaer Polytechnic Institute, 5.60%, 9/1/20	400,000	459,427
DIVERSIFIED FINANCIAL SERVICES (0.5%)
Tyco Electronics Group SA, 4.88%, 1/15/21	750,000	837,947
DIVERSIFIED TELECOMMUNICATION SERVICES (0.7%)
Verizon Communications, Inc., 4.60%, 4/1/21	1,000,000	1,101,752
ELECTRIC UTILITIES (3.2%)
Duke Energy Ohio, Inc., 5.45%, 4/1/19	1,154,000	1,309,688
Entergy Gulf States Louisiana LLC, 3.95%, 10/1/20	1,500,000	1,610,045
Kansas City Power & Light Co., 7.15%, 4/1/19	775,000	926,705
Southwestern Electric Power Co., 5.88%, 3/1/18	1,000,000	1,112,456
		4,958,894
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.7%)
Corning, Inc., 3.70%, 11/15/23, (Callable 8/15/23 @ 100)	1,000,000	1,054,308
ENERGY EQUIPMENT & SERVICES (0.9%)
Nabors Industries, Inc., 6.15%, 2/15/18	1,250,000	1,338,976
FOOD & STAPLES RETAILING (1.4%)
CVS Health Corp., 4.00%, 12/5/23, (Callable 9/5/23 @ 100)	1,000,000	1,073,576
Walgreen Co., 5.25%, 1/15/19	1,000,000	1,116,190
		2,189,766
FOOD PRODUCTS (6.0%)
Campbell Soup Co., 4.50%, 2/15/19	1,500,000	1,626,900
General Mills, Inc., 5.65%, 2/15/19	1,500,000	1,696,882
Kellogg Co., 4.45%, 5/30/16	1,500,000	1,557,289
Kraft Food Group, Inc., 5.38%, 2/10/20	1,500,000	1,700,228
The Hershey Co., 4.13%, 12/1/20	1,500,000	1,659,117
Tyson Foods, Inc., 4.50%, 6/15/22, (Callable 3/15/22 @ 100)	1,000,000	1,089,753
		9,330,169
HEALTH CARE EQUIPMENT & SUPPLIES (0.7%)
Medtronic, Inc., 4.45%, 3/15/20	1,000,000	1,113,292
HOTELS, RESTAURANTS & LEISURE (0.7%)
McDonald's Corp., 2.63%, 1/15/22	1,000,000	1,007,898
HOUSEHOLD DURABLES (0.7%)
Newell Rubbermaid, Inc., 4.00%, 6/15/22, (Callable 3/15/22 @ 100)	1,000,000	1,041,058

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2015

STEWARD SELECT BOND FUND

	Principal Amount	Value
INDUSTRIAL CONGLOMERATES (0.7%)
Philips Electronics NV, 5.75%, 3/11/18	$1,000,000	$1,111,777
INSURANCE (2.9%)
GE Global Insurance Holding Corp., 6.45%, 3/1/19	1,000,000	1,148,034
MetLife, Inc., 4.75%, 2/8/21	1,000,000	1,127,217
Prudential Financial, Inc., 5.87%, 9/15/42(a)	2,000,000	2,170,000
		4,445,251
IT SERVICES (1.1%)
Xerox Corp., 4.50%, 5/15/21	1,000,000	1,081,990
Xerox Corp., 6.35%, 5/15/18	500,000	562,587
		1,644,577
METALS & MINING (1.4%)
Alcoa, Inc., 5.87%, 2/23/22	2,000,000	2,226,168
MORTGAGE BACKED SECURITIES – FINANCIAL SERVICES (0.7%)
Opteum Mortgage Acceptance Corp., Class 2AD2, 5.85%, 12/25/35(a)	1,000,000	1,021,661
MULTILINE RETAIL (1.7%)
Target Corp., 2.90%, 1/15/22	2,500,000	2,564,993
OIL, GAS & CONSUMABLE FUELS (3.5%)
Apache Corp., 3.25%, 4/15/22, (Callable 1/15/22 @ 100)	724,000	729,183
Gulf South Pipeline Co. LP, 4.00%, 6/15/22, (Callable 3/17/22 @ 100)	1,500,000	1,450,663
Occidental Petroleum Corp., 3.13%, 2/15/22, (Callable 11/15/21 @ 100)	1,000,000	1,028,852
Phillips Petroleum Co., 6.65%, 7/15/18	500,000	579,437
Valero Energy Corp., 6.13%, 6/15/17	1,500,000	1,644,824
		5,432,959
PERSONAL PRODUCTS (0.7%)
Avon Products, Inc., 5.75%, 3/1/18	1,000,000	1,015,000
PHARMACEUTICALS (2.5%)
Eli Lilly & Co., 5.50%, 3/15/27	1,500,000	1,834,758
Sanofi, 4.00%, 3/29/21	1,000,000	1,095,003
Teva Pharmaceutical Finance, 3.65%, 11/10/21	901,000	938,796
		3,868,557
ROAD & RAIL (1.3%)
Union Pacific Corp., 2.95%, 1/15/23, (Callable 10/15/22 @ 100)	2,000,000	2,049,026
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.4%)
Applied Materials, Inc., 7.13%, 10/15/17	500,000	561,850
Texas Instruments, Inc., 2.38%, 5/16/16	1,500,000	1,530,539
		2,092,389
SOFTWARE (1.1%)
Oracle Corp., 5.00%, 7/8/19	1,500,000	1,684,936
SPECIALTY RETAIL (0.7%)
Lowe's Cos., Inc., 3.80%, 11/15/21, (Callable 8/15/21 @ 100)	1,000,000	1,085,855
TOTAL CORPORATE BONDS		93,620,157

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2015

STEWARD SELECT BOND FUND

	Principal Amount	Value
MUNICIPAL BONDS (0.7%)
North Carolina State Turnpike Authority Triangle Expressway Systems Revenue, 5.13%, 1/1/20	$450,000	$507,744
Oklahoma Development Finance Authority Lease Revenue, 5.65%, 6/1/41, (Callable 6/1/21 @ 100)	150,000	160,728
School District of Philadelphia, GO, 5.09%, 7/1/20, (Callable 7/1/15 @ 100)	475,000	478,496
TOTAL MUNICIPAL BONDS		1,146,968
U.S. GOVERNMENT AGENCIES (4.1%)
Federal Home Loan Bank
1.25%, 6/8/18	2,000,000	2,008,550
3.50%, 7/29/21	2,000,000	2,175,302
4.75%, 6/8/18	2,000,000	2,223,114
TOTAL U.S. GOVERNMENT AGENCIES		6,406,966
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (11.0%)
Federal Home Loan Mortgage Corp.
2.00%, 8/25/16	2,500,000	2,549,925
2.28%, 10/1/37(a)	123,102	131,379
3.75%, 3/27/19	500,000	546,045
4.00%, 12/15/25	2,500,000	2,712,390
5.00%, 7/15/19	117,228	121,910
5.00%, 11/1/37	68,083	74,959
5.70%, 5/1/36(a)	107,829	115,802
6.00%, 3/1/38	101,913	115,898
		6,368,308
Federal National Mortgage Assoc.
0.60%, 11/25/36(a)	178,467	179,535
1.63%, 10/26/15	2,000,000	2,014,726
2.38%, 4/11/16	3,000,000	3,057,099
2.57%, 5/1/36(a)	248,025	264,885
5.00%, 1/1/35	54,716	60,302
5.38%, 7/1/36(a)	49,515	49,728
5.50%, 9/1/36	37,368	41,823
5.71%, 10/1/36(a)	116,020	123,551
6.00%, 6/1/36	435,526	493,941
6.00%, 9/1/36	119,671	135,199
6.00%, 5/1/37	77,793	87,773
		6,508,562
Government National Mortgage Assoc.
3.50%, 1/20/39(a)	76,920	80,550
4.25%, 10/20/38	691,256	728,747
4.50%, 8/20/38	310,039	328,282
4.50%, 5/20/39	1,403,076	1,465,243
4.50%, 6/15/40	640,931	707,419
5.00%, 5/20/40	384,601	410,549
5.50%, 12/20/38	37,814	40,620
6.00%, 6/15/37	83,271	94,771
6.00%, 10/15/37	94,514	107,567
6.50%, 10/20/38	38,552	42,261
		4,006,009
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS		16,882,879

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2015

STEWARD SELECT BOND FUND

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS (20.9%)
U.S. Treasury Notes
1.38%, 2/28/19	$3,000,000	$3,018,984
1.50%, 12/31/18	2,500,000	2,530,665
1.63%, 11/15/22	4,150,000	4,083,534
2.00%, 4/30/16	3,000,000	3,050,859
2.00%, 11/30/20	2,500,000	2,555,077
2.00%, 11/15/21	5,000,000	5,076,955
2.00%, 2/15/22	7,000,000	7,101,717
2.13%, 5/31/15	1,500,000	1,502,382
3.13%, 5/15/19	3,000,000	3,220,077
TOTAL U.S. TREASURY OBLIGATIONS		32,140,250
MONEY MARKET FUND (1.8%)
Federated Government Obligations Fund, Institutional Shares, 0.01%(a)	2,711,901	2,711,901
TOTAL MONEY MARKET FUND		2,711,901
TOTAL INVESTMENTS (COST $150,820,098) 99.2%		152,909,121
OTHER ASSETS IN EXCESS OF LIABILITIES 0.8%		1,255,205
NET ASSETS 100.0%		$154,164,326
(a)	Variable rate security. Rate shown represents the rate as of April 30, 2015.
(b)	The Issuer has the right to redeem the Bonds, on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty. The Issuer does not have the right to extend the terms of the offering. The Bonds are generally considered to be illiquid due to the limited, if any, secondary market for these bonds.
(c)	Security was valued in good faith under procedures established by the Board of Directors.
(d)	In default. Security is considered non-income producing, as no interest was paid on the last interest payment date, prior to April 30, 2015.
(e)	The trustee of the Issuer has initiated foreclosure proceedings against the bond issuer and/or the bond issuer is in bankruptcy or forebearance.
(f)	Issuer of security, as a part of the restructure of the bond, will receive a credit of ten percent (10%) of the principal for each year the Issuer fulfills its obligations under the restructuring agreement with the trustee. The bonds are priced to reflect the portion of the principal the Fund believes it will receive.

GO – General Obligation

LLC – Limited Liability Company

LP – Limited Partnership

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2015

STEWARD GLOBAL EQUITY INCOME FUND

The table below sets forth the diversification of the Steward Global Equity Income Fund investments by Country.

Country Diversification	Percent*
United States	57.7%
Canada	10.1
United Kingdom	6.8
Japan	6.0
Ireland (Republic of)	3.2
Switzerland	2.8
China	2.3
Australia	2.1
Netherlands	1.6
Germany	1.5
Chile	1.3
Sweden	1.3
Brazil	1.1
Colombia	1.0
Luxembourg	1.0
Total Investments	99.8%
*	Percentages indicated are based on net assets as of April 30, 2015.

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2015

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS (98.8%)
AEROSPACE & DEFENSE (3.2%)
Lockheed Martin Corp.	12,767	$2,382,322
Raytheon Co.	28,390	2,952,560
		5,334,882
AUTOMOBILES (4.5%)
Honda Motor Co. Ltd., Sponsored ADR	102,820	3,447,555
Toyota Motor Corp., Sponsored ADR	29,700	4,128,894
		7,576,449
BANKS (12.1%)
Banco de Chile, Sponsored ADR	30,510	2,141,802
Bancolombia SA, Sponsored ADR	38,660	1,750,138
Bank of Nova Scotia	59,270	3,269,926
HSBC Holdings PLC, Sponsored ADR	38,670	1,919,192
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	343,870	2,441,477
Royal Bank of Canada	48,650	3,234,252
Tompkins Financial Corp.	38,760	2,021,334
Westpac Banking Corp., Sponsored ADR	122,730	3,541,988
		20,320,109
BEVERAGES (2.5%)
Dr Pepper Snapple Group, Inc.	57,330	4,275,671
CHEMICALS (0.9%)
Syngenta AG, Sponsored ADR	21,870	1,466,165
COMMUNICATIONS EQUIPMENT (2.3%)
QUALCOMM, Inc.	25,200	1,713,600
Telefonektiebolaget LM Ericsson, Sponsored ADR	202,180	2,207,806
		3,921,406
DISTRIBUTORS (3.0%)
Genuine Parts Co.	56,780	5,101,683
DIVERSIFIED TELECOMMUNICATION SERVICES (2.9%)
AT&T, Inc.	52,780	1,828,299
BCE, Inc.	67,980	2,998,598
		4,826,897
ELECTRIC UTILITIES (1.5%)
Westar Energy, Inc.	65,130	2,452,144
ELECTRICAL EQUIPMENT (1.9%)
ABB Ltd., Sponsored ADR	148,480	3,232,409
ENERGY EQUIPMENT & SERVICES (1.0%)
Tenaris SA, Sponsored ADR	52,540	1,615,605
FOOD & STAPLES RETAILING (1.4%)
SYSCO Corp.	65,600	2,429,168
FOOD PRODUCTS (3.2%)
General Mills, Inc.	48,490	2,683,437
Unilever NV, Sponsored NY Shares	59,990	2,608,365
		5,291,802

	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES (6.0%)
Baxter International, Inc.	21,390	$1,470,349
Becton, Dickinson & Co.	19,230	2,708,930
Medtronic PLC	51,160	3,808,862
St. Jude Medical, Inc.	29,900	2,094,495
		10,082,636
HEALTH CARE PROVIDERS & SERVICES (4.1%)
Quest Diagnostics, Inc.	50,870	3,633,135
UnitedHealth Group, Inc.	29,890	3,329,746
		6,962,881
HEALTH CARE TECHNOLOGY (1.3%)
Computer Programs & Systems, Inc.	41,110	2,151,286
HOTELS, RESTAURANTS & LEISURE (2.1%)
McDonald's Corp.	35,870	3,463,248
HOUSEHOLD DURABLES (1.2%)
Tupperware Corp.	30,650	2,049,259
HOUSEHOLD PRODUCTS (2.0%)
Kimberly-Clark Corp.	17,070	1,872,408
Procter & Gamble Co.	19,150	1,522,617
		3,395,025
INDUSTRIAL CONGLOMERATES (2.0%)
3M Co.	21,030	3,288,882
IT SERVICES (4.3%)
Accenture PLC, Class A	40,040	3,709,706
Automatic Data Processing, Inc.	42,210	3,568,433
		7,278,139
MACHINERY (1.9%)
Caterpillar, Inc.	37,630	3,269,294
MEDIA (3.6%)
Reed Elsevier PLC, Sponsored ADR	54,720	3,617,539
Shaw Communications, Inc., Class B	106,110	2,424,614
		6,042,153
METALS & MINING (1.5%)
Rio Tinto PLC, Sponsored ADR	57,220	2,562,884
MULTI-UTILITIES (2.4%)
National Grid PLC, Sponsored ADR	48,381	3,262,331
SCANA Corp.	14,400	762,912
		4,025,243
OIL, GAS & CONSUMABLE FUELS (7.9%)
Chevron Corp.	20,230	2,246,744
China Petroleum & Chemical Corp., Sponsored ADR	41,745	3,943,650
TransCanada Corp.	57,710	2,678,898
Ultrapar Participacoes SA, Sponsored ADR	79,770	1,821,947
Western Refining, Inc.	57,840	2,547,852
		13,239,091

See notes to financial statements.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — April 30, 2015

STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (4.9%)
EPR Properties	33,800	$1,949,246
LTC Properties, Inc.	48,600	2,112,156
Public Storage, Inc.	16,669	3,132,272
Senior Housing Properties Trust	53,930	1,103,947
		8,297,621
ROAD & RAIL (1.5%)
Canadian National Railway Co.	37,790	2,438,211
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.6%)
Analog Devices, Inc.	41,540	2,568,833
Intel Corp.	106,070	3,452,578
		6,021,411
SOFTWARE (5.3%)
CA, Inc.	72,810	2,313,174
Microsoft Corp.	82,580	4,016,691
SAP AG, Sponsored ADR	33,330	2,522,748
		8,852,613
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (1.0%)
Seagate Technology PLC	29,450	1,729,304

	Shares	Value
THRIFTS & MORTGAGE FINANCE (1.8%)
Northwest Bancshares, Inc.	69,280	$852,837
People's United Financial, Inc.	140,060	2,116,307
		2,969,144
TOTAL COMMON STOCKS		165,962,715
MONEY MARKET FUND (1.0%)
Federated Government Obligations Fund, Institutional Shares, 0.01%(a)	1,690,025	1,690,025
TOTAL MONEY MARKET FUND		1,690,025
TOTAL INVESTMENTS (COST $142,971,228) 99.8%		167,652,740
OTHER ASSETS IN EXCESS OF LIABILITIES 0.2%		330,071
NET ASSETS 100.0%		$167,982,811
(a)	Variable rate security. Rate shown represents the rate as of April 30, 2015.

ADR – American Depositary Receipt

PLC – Public Limited Company

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES — April 30, 2015

	Steward Large Cap Enhanced Index Fund	Steward Small-Mid Cap Enhanced Index Fund	Steward International Enhanced Index Fund	Steward Select Bond Fund	Steward Global Equity Income Fund
Assets:
Investments, at value (cost $287,544,877, $126,805,518, $288,736,630, $150,820,098 and $142,971,228, respectively)	$343,509,956	$154,213,009	$301,910,272	$152,909,121	$167,652,740
Cash	—	—	42,092	—	19,939
Receivable for investments sold	—	—	—	638	—
Receivable for capital shares issued	89,870	39,861	37,468	34,573	45,994
Interest and dividend receivable	297,008	58,609	645,958	1,296,406	356,084
Reclaims receivable	—	—	1,834	—	—
Prepaid expenses and other assets	21,798	23,904	23,637	19,934	25,378
Total assets	343,918,632	154,335,383	302,661,261	154,260,672	168,100,135
Liabilities:
Payable for capital shares redeemed	95,657	11,412	14,635	11,323	16,203
Investment advisory fees	42,345	19,296	73,342	31,708	41,007
Consulting fees	23,385	10,729	20,117	10,585	11,399
Compliance service fees	1,847	880	1,551	799	945
Administration fees	14,203	6,547	12,100	6,492	6,982
Distribution fees – Individual Class	10,344	12,638	3,142	3,132	5,319
Administrative services fee – Individual Class	10,312	4,622	2,920	1,981	5,068
Directors fees	5,296	2,503	4,435	2,443	2,522
Fund accounting fees	4,928	4,126	3,724	3,361	2,231
Transfer agent fees	10,860	10,636	5,226	5,291	5,643
Custodian fees	4,081	1,926	3,425	1,909	1,947
Other accrued liabilities	49,701	21,061	49,301	17,322	18,058
Total liabilities	272,959	106,376	193,918	96,346	117,324
Net Assets	$343,645,673	$154,229,007	$302,467,343	$154,164,326	$167,982,811
Composition of Net Assets:
Capital (par value and paid-in surplus)	264,178,538	116,503,987	299,635,161	153,464,615	135,786,037
Accumulated undistributed net investment income	308,988	97,924	695,487	290,565	526,753
Accumulated net realized gain/(loss) from investment transactions	23,193,068	10,219,605	(11,036,884)	(1,679,877)	6,988,509
Unrealized appreciation from investments	55,965,079	27,407,491	13,173,579	2,089,023	24,681,512
Net Assets	$343,645,673	$154,229,007	$302,467,343	$154,164,326	$167,982,811
Individual Class
Net Assets	$50,747,363	$60,407,697	$15,520,332	$15,207,832	$27,698,103
Shares authorized	7,500,000	12,499,900	7,500,000	7,500,000	7,500,000
Shares issued and outstanding ($0.001 par value)	1,304,970	3,939,540	698,401	609,082	919,888
Net asset value, offering and redemption price per share	$38.89	$15.33	$22.22	$24.97	$30.11
Institutional Class
Net Assets	$292,898,310	$93,821,310	$286,947,011	$138,956,494	$140,284,708
Shares authorized	37,500,000	12,500,000	37,500,000	37,500,000	37,500,000
Shares issued and outstanding ($0.001 par value)	7,567,573	6,050,441	12,881,356	5,591,158	4,652,017
Net asset value, offering and redemption price per share	$38.70	$15.51	$22.28	$24.85	$30.16

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF OPERATIONS — For the Year Ended April 30, 2015

	Steward Large Cap Enhanced Index Fund	Steward Small-Mid Cap Enhanced Index Fund	Steward International Enhanced Index Fund	Steward Select Bond Fund	Steward Global Equity Income Fund
Investment Income:
Interest	$—	$—	$—	$4,202,069	$—
Dividend (net of foreign withholding tax of $607, $290, $309,467, $0 and $120,288, respectively)	4,793,897	1,927,137	4,699,152	328	4,993,454
Total investment income	4,793,897	1,927,137	4,699,152	4,202,397	4,993,454
Expenses:
Investment advisory fees	396,910	216,250	539,260	374,133	479,937
Consulting fees	233,725	128,350	156,852	133,397	142,603
Compliance service fees	21,087	11,781	13,762	12,278	13,125
Administration fees	145,253	80,055	96,911	83,252	88,996
Distribution fees – Individual Class	105,676	144,749	37,249	36,195	58,159
Administrative services fees – Individual Class	42,270	17,370	14,899	14,478	23,263
Fund accounting fees	175,688	115,579	114,946	110,238	102,613
Transfer agent fees	73,476	71,047	29,920	35,574	36,012
Custodian fees	36,830	19,969	24,704	20,393	21,721
Directors fees	56,122	32,959	34,344	35,063	39,923
Professional fees	65,918	30,623	38,036	26,897	29,436
Printing fees	18,322	13,387	12,351	10,699	11,608
Miscellaneous fees	115,252	83,190	94,476	81,113	85,128
Total expenses	1,486,529	965,309	1,207,710	973,710	1,132,524
Net investment income	3,307,368	961,828	3,491,442	3,228,687	3,860,930
Realized and unrealized gain/(loss) from investments:
Net realized gain/(loss) from investment transactions	27,407,746	17,775,707	872,298	(24,426)	13,430,258
Net change in unrealized appreciation/ (depreciation) from investments	(1,477,096)	(4,935,490)	9,974,657	1,584,370	(6,792,706)
Net realized and unrealized gain/(loss) from investments	25,930,650	12,840,217	10,846,955	1,559,944	6,637,552
Change in net assets resulting from operations	$29,238,018	$13,802,045	$14,338,397	$4,788,631	$10,498,482

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD LARGE CAP ENHANCED INDEX FUND

	For the Year Ended April 30,
	2015	2014
Change in net assets from operations:
Net investment income	$3,307,368	$2,469,268
Net realized gain from investment transactions	27,407,746	23,259,563
Net change in unrealized appreciation/(depreciation) from investments	(1,477,096)	15,762,241
Change in net assets resulting from operations	29,238,018	41,491,072
Distributions to shareholders from:
Net investment income:
Individual Class	(363,053)	(249,846)
Institutional Class	(2,805,750)	(2,094,277)
Net realized gains:
Individual Class	(2,764,805)	(1,904,046)
Institutional Class	(17,021,288)	(11,837,527)
Change in net assets from shareholder distributions	(22,954,896)	(16,085,696)
Capital Transactions:
Individual Class
Proceeds from shares issued	$27,455,535	$19,643,072
Dividends reinvested	2,979,979	2,108,010
Cost of shares redeemed	(15,161,853)	(11,588,330)
Change in Individual Class from capital transactions	15,273,661	10,162,752
Institutional Class
Proceeds from shares issued	120,080,112	23,205,089
Dividends reinvested	19,650,915	13,825,844
Cost of shares redeemed	(27,374,251)	(47,189,808)
Change in Institutional Class from capital transactions	112,356,776	(10,158,875)
Change in net assets from capital transactions	$127,630,437	$3,877
Change in net assets	133,913,559	25,409,253
Net Assets:
Beginning of period	209,732,114	184,322,861
End of period	$343,645,673	$209,732,114
Accumulated undistributed net investment income	$308,988	$219,253
Share Transactions:
Individual Class
Issued	704,209	539,274
Reinvested	77,057	58,686
Redeemed	(386,980)	(322,234)
Change in Individual	394,286	275,726
Institutional Class
Issued	3,060,088	640,806
Reinvested	510,736	387,328
Redeemed	(712,007)	(1,313,827)
Change in Institutional	2,858,817	(285,693)

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	For the Year Ended April 30,
	2015	2014
Change in net assets from operations:
Net investment income	$961,828	$694,031
Net realized gain from investment transactions	17,775,707	15,024,977
Net change in unrealized appreciation/(depreciation) from investments	(4,935,490)	7,885,359
Change in net assets resulting from operations	13,802,045	23,604,367
Distributions to shareholders from:
Net investment income:
Individual Class	(265,670)	(210,647)
Institutional Class	(642,512)	(437,461)
Net realized gains:
Individual Class	(7,347,467)	(3,900,291)
Institutional Class	(11,325,905)	(4,719,288)
Change in net assets from shareholder distributions	(19,581,554)	(9,267,687)
Capital Transactions:
Individual Class
Proceeds from shares issued	$6,776,909	$5,436,429
Dividends reinvested	7,108,365	3,833,142
Cost of shares redeemed	(6,781,494)	(7,431,894)
Change in Individual Class from capital transactions	7,103,780	1,837,677
Institutional Class
Proceeds from shares issued	26,247,214	14,526,786
Dividends reinvested	11,434,674	5,108,847
Cost of shares redeemed	(10,922,166)	(19,286,665)
Change in Institutional Class from capital transactions	26,759,722	348,968
Change in net assets from capital transactions	$33,863,502	$2,186,645
Change in net assets	28,083,993	16,523,325
Net Assets:
Beginning of period	126,145,014	109,621,689
End of period	$154,229,007	$126,145,014
Accumulated undistributed net investment income	$97,924	$54,966
Share Transactions:
Individual Class
Issued	424,007	343,268
Reinvested	481,609	241,236
Redeemed	(427,275)	(471,117)
Change in Individual	478,341	113,387
Institutional Class
Issued	1,618,569	897,684
Reinvested	765,476	318,772
Redeemed	(694,346)	(1,202,633)
Change in Institutional	1,689,699	13,823

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD INTERNATIONAL ENHANCED INDEX FUND

	For the Year Ended April 30,
	2015	2014
Change in net assets from operations:
Net investment income	$3,491,442	$3,502,178
Net realized gain from investment transactions	872,298	528,558
Net change in unrealized appreciation from investments	9,974,657	4,500,253
Change in net assets resulting from operations	14,338,397	8,530,989
Distributions to shareholders from:
Net investment income:
Individual Class	(352,121)	(297,697)
Institutional Class	(3,569,230)	(2,485,029)
Change in net assets from shareholder distributions	(3,921,351)	(2,782,726)
Capital Transactions:
Individual Class
Proceeds from shares issued	$4,330,763	$5,026,305
Dividends reinvested	346,352	292,349
Cost of shares redeemed	(3,655,547)	(2,363,891)
Change in Individual Class from capital transactions	1,021,568	2,954,763
Institutional Class
Proceeds from shares issued	183,504,011	14,766,490
Dividends reinvested	3,481,916	2,387,898
Cost of shares redeemed	(10,606,820)	(9,866,852)
Change in Institutional Class from capital transactions	176,379,107	7,287,536
Change in net assets from capital transactions	$177,400,675	$10,242,299
Change in net assets	187,817,721	15,990,562
Net Assets:
Beginning of period	114,649,622	98,659,060
End of period	$302,467,343	$114,649,622
Accumulated undistributed net investment income	$695,487	$1,091,329
Share Transactions:
Individual Class
Issued	194,794	229,660
Reinvested	14,859	13,796
Redeemed	(161,059)	(107,860)
Change in Individual	48,594	135,596
Institutional Class
Issued	8,892,397	675,878
Reinvested	153,141	112,474
Redeemed	(476,209)	(446,192)
Change in Institutional	8,569,329	342,160

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD SELECT BOND FUND

	For the Year Ended April 30,
	2015	2014
Change in net assets from operations:
Net investment income	$3,228,687	$2,959,265
Net realized loss from investment transactions	(24,426)	(36,122)
Net change in unrealized appreciation/(depreciation) from investments	1,584,370	(4,539,412)
Change in net assets resulting from operations	4,788,631	(1,616,269)
Distributions to shareholders from:
Net investment income:
Individual Class	(267,008)	(243,324)
Institutional Class	(3,011,817)	(2,912,240)
Change in net assets from shareholder distributions	(3,278,825)	(3,155,564)
Capital Transactions:
Individual Class
Proceeds from shares issued	$3,813,164	$3,829,884
Dividends reinvested	266,581	242,330
Cost of shares redeemed	(2,280,917)	(2,039,034)
Change in Individual Class from capital transactions	1,798,828	2,033,180
Institutional Class
Proceeds from shares issued	11,219,836	14,755,597
Dividends reinvested	3,011,817	2,889,882
Cost of shares redeemed	(9,196,004)	(9,796,315)
Change in Institutional Class from capital transactions	5,035,649	7,849,164
Change in net assets from capital transactions	$6,834,477	$9,882,344
Change in net assets	8,344,283	5,110,511
Net Assets:
Beginning of period	145,820,043	140,709,532
End of period	$154,164,326	$145,820,043
Accumulated undistributed net investment income	$290,565	$275,385
Share Transactions:
Individual Class
Issued	154,163	155,994
Reinvested	10,773	9,910
Redeemed	(91,759)	(82,526)
Change in Individual	73,177	83,378
Institutional Class
Issued	452,995	603,481
Reinvested	122,360	118,768
Redeemed	(371,823)	(399,201)
Change in Institutional	203,532	323,048

See notes to financial statements.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

STEWARD GLOBAL EQUITY INCOME FUND

	For the Year Ended April 30,
	2015	2014
Change in net assets from operations:
Net investment income	$3,860,930	$3,873,970
Net realized gain from investment transactions	13,430,258	7,384,370
Net change in unrealized appreciation/(depreciation) from investments	(6,792,706)	6,057,931
Change in net assets resulting from operations	10,498,482	17,316,271
Distributions to shareholders from:
Net investment income:
Individual Class	(462,980)	(425,373)
Institutional Class	(3,231,771)	(3,385,774)
Net realized gains:
Individual Class	(805,968)	—
Institutional Class	(4,657,527)	—
Change in net assets from shareholder distributions	(9,158,246)	(3,811,147)
Capital Transactions:
Individual Class
Proceeds from shares issued	$10,379,911	$6,798,506
Dividends reinvested	1,235,268	421,945
Cost of shares redeemed	(5,841,021)	(3,240,089)
Change in Individual Class from capital transactions	5,774,158	3,980,362
Institutional Class
Proceeds from shares issued	10,845,076	10,860,921
Dividends reinvested	7,889,140	3,385,629
Cost of shares redeemed	(12,623,489)	(17,665,973)
Change in Institutional Class from capital transactions	6,110,727	(3,419,423)
Change in net assets from capital transactions	$11,884,885	$560,939
Change in net assets	13,225,121	14,066,063
Net Assets:
Beginning of period	154,757,690	140,691,627
End of period	$167,982,811	$154,757,690
Accumulated undistributed net investment income	$526,753	$406,363
Share Transactions:
Individual Class
Issued	341,728	240,040
Reinvested	40,815	15,312
Redeemed	(191,823)	(115,044)
Change in Individual	190,720	140,308
Institutional Class
Issued	356,733	386,857
Reinvested	260,302	122,868
Redeemed	(419,874)	(625,585)
Change in Institutional	197,161	(115,860)

See notes to financial statements.

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STEWARD FUNDS
FINANCIAL HIGHLIGHTS

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return, ratios to average net assets and other supplemental data for the period indicated.

		Investment Operations:
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains/ (Losses) from Investments		Total from Investment Operations
Steward Large Cap Enhanced Index Fund
Individual Class
Year ended April 30, 2015	$37.46	$0.36		$3.86		$4.22
Year ended April 30, 2014	32.87	0.34		7.29		7.63
Year ended April 30, 2013	28.71	0.32		4.57		4.89
Year ended April 30, 2012	28.44	0.25		0.26		0.51
Year ended April 30, 2011	24.08	0.18		4.37		4.55
Institutional Class
Year ended April 30, 2015	37.30	0.47		3.86		4.33
Year ended April 30, 2014	32.73	0.48		7.24		7.72
Year ended April 30, 2013	28.58	0.42		4.56		4.98
Year ended April 30, 2012	28.32	0.34		0.25		0.59
Year ended April 30, 2011	23.97	0.26		4.36		4.62
Steward Small-Mid Cap Enhanced Index Fund
Individual Class
Year ended April 30, 2015	16.04	0.08		1.41		1.49
Year ended April 30, 2014	14.18	0.07		3.03		3.10
Year ended April 30, 2013	13.15	0.08		1.94		2.02
Year ended April 30, 2012	13.81	0.03		(0.22)		(0.19)
Year ended April 30, 2011	11.30	0.02		2.52		2.54
Institutional Class
Year ended April 30, 2015	16.20	0.12		1.43		1.55
Year ended April 30, 2014	14.30	0.11		3.07		3.18
Year ended April 30, 2013	13.25	0.11		1.95		2.06
Year ended April 30, 2012	13.91	0.06		(0.22)		(0.16)
Year ended April 30, 2011	11.38	0.06		2.53		2.59
Steward International Enhanced Index Fund
Individual Class
Year ended April 30, 2015	23.06	0.41	(b)	(0.71	)(b)	(0.30)
Year ended April 30, 2014	21.96	0.67		0.96		1.63
Year ended April 30, 2013	20.85	0.46		1.09		1.55
Year ended April 30, 2012	24.96	0.48		(4.11)		(3.63)
Year ended April 30, 2011	21.80	0.38		3.16		3.54
Institutional Class
Year ended April 30, 2015	23.11	0.44	(b)	(0.65	)(b)	(0.21)
Year ended April 30, 2014	22.01	0.74		0.97		1.71
Year ended April 30, 2013	20.89	0.53		1.10		1.63
Year ended April 30, 2012	25.01	0.55		(4.12)		(3.57)
Year ended April 30, 2011	21.84	0.45		3.17		3.62
Steward Select Bond Fund
Individual Class
Year ended April 30, 2015	24.72	0.46		0.25		0.71
Year ended April 30, 2014	25.62	0.43		(0.85)		(0.42)
Year ended April 30, 2013	25.47	0.50		0.26		0.76
Year ended April 30, 2012	25.20	0.62		0.32		0.94
Year ended April 30, 2011	25.09	0.64		0.21		0.85
Institutional Class
Year ended April 30, 2015	24.61	0.54		0.25		0.79
Year ended April 30, 2014	25.49	0.53		(0.85)		(0.32)
Year ended April 30, 2013	25.34	0.59		0.26		0.85
Year ended April 30, 2012	25.08	0.70		0.32		1.02
Year ended April 30, 2011	24.97	0.72		0.21		0.93
Steward Global Equity Income Fund
Individual Class
Year ended April 30, 2015	29.82	0.63		1.32		1.95
Year ended April 30, 2014	27.24	0.65		2.60		3.25
Year ended April 30, 2013	25.07	0.61		2.17		2.78
Year ended April 30, 2012	24.71	0.58		0.32		0.90
Year ended April 30, 2011	21.59	0.52		3.12		3.64
Institutional Class
Year ended April 30, 2015	29.86	0.75		1.32		2.07
Year ended April 30, 2014	27.27	0.77		2.58		3.35
Year ended April 30, 2013	25.09	0.69		2.18		2.87
Year ended April 30, 2012	24.74	0.67		0.31		0.98
Year ended April 30, 2011	21.61	0.57		3.15		3.72
(a)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(b)	Per share amounts from investment operations do not accord with aggregate amounts shown on the Statements of Changes in Net Assets due to timing of certain share issuance activity during the year ended April 30, 2015.

See notes to financial statements.

	Distributions:						Ratios/Supplementary Data:
	Net Investment Income	Net Realized Gains from Investments	Total Distributions	Net Asset Value, End of Period	Total Return	Net Assets, End of Period (000's)	Ratio of Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate(a)
Steward Large Cap Enhanced Index Fund
Individual Class
Year ended April 30, 2015	$(0.34)	$(2.45)	$(2.79)	$38.89	11.35%	$50,747	0.86%	0.97%	33%
Year ended April 30, 2014	(0.34)	(2.70)	(3.04)	37.46	23.68%	34,116	0.90%	0.96%	30%
Year ended April 30, 2013	(0.32)	(0.41)	(0.73)	32.87	17.38%	20,872	0.91%	1.08%	26%
Year ended April 30, 2012	(0.24)	—	(0.24)	28.71	1.87%	18,127	0.91%	0.91%	20%
Year ended April 30, 2011	(0.19)	—	(0.19)	28.44	19.02%	20,394	0.89%	0.72%	22%
Institutional Class
Year ended April 30, 2015	(0.48)	(2.45)	(2.93)	38.70	11.71%	292,898	0.50%	1.30%	33%
Year ended April 30, 2014	(0.45)	(2.70)	(3.15)	37.30	24.11%	175,616	0.54%	1.33%	30%
Year ended April 30, 2013	(0.42)	(0.41)	(0.83)	32.73	17.82%	163,450	0.56%	1.43%	26%
Year ended April 30, 2012	(0.33)	—	(0.33)	28.58	2.21%	150,796	0.56%	1.26%	20%
Year ended April 30, 2011	(0.27)	—	(0.27)	28.32	19.47%	156,079	0.54%	1.06%	22%
Steward Small-Mid Cap Enhanced Index Fund
Individual Class
Year ended April 30, 2015	(0.08)	(2.12)	(2.20)	15.33	9.85%	60,408	0.84%	0.50%	37%
Year ended April 30, 2014	(0.06)	(1.18)	(1.24)	16.04	22.02%	55,516	0.90%	0.42%	29%
Year ended April 30, 2013	(0.10)	(0.89)	(0.99)	14.18	16.23%	47,456	0.93%	0.58%	25%
Year ended April 30, 2012	(0.03)	(0.44)	(0.47)	13.15	(0.99)%	44,422	0.90%	0.24%	26%
Year ended April 30, 2011	(0.03)	—	(0.03)	13.81	22.56%	48,337	0.88%	0.15%	24%
Institutional Class
Year ended April 30, 2015	(0.12)	(2.12)	(2.24)	15.51	10.19%	93,821	0.56%	0.78%	37%
Year ended April 30, 2014	(0.11)	(1.18)	(1.28)	16.20	22.43%	70,629	0.62%	0.70%	29%
Year ended April 30, 2013	(0.12)	(0.89)	(1.01)	14.30	16.49%	62,166	0.66%	0.85%	25%
Year ended April 30, 2012	(0.06)	(0.44)	(0.50)	13.25	(0.71)%	57,808	0.64%	0.50%	26%
Year ended April 30, 2011	(0.06)	—	(0.06)	13.91	22.83%	60,381	0.62%	0.43%	24%
Steward International Enhanced Index Fund
Individual Class
Year ended April 30, 2015	(0.54)	—	(0.54)	22.22	(1.41)%	15,520	1.02%	1.84%	12%
Year ended April 30, 2014	(0.53)	—	(0.53)	23.06	7.69%	14,985	1.08%	3.09%	11%
Year ended April 30, 2013	(0.44)	—	(0.44)	21.96	7.65%	11,294	1.07%	2.21%	15%
Year ended April 30, 2012	(0.48)	—	(0.48)	20.85	(14.51)%	9,948	1.06%	2.26%	9%
Year ended April 30, 2011	(0.38)	—	(0.38)	24.96	16.52%	11,021	1.05%	1.73%	17%
Institutional Class
Year ended April 30, 2015	(0.62)	—	(0.62)	22.28	(1.01)%	286,947	0.64%	1.95%	12%
Year ended April 30, 2014	(0.61)	—	(0.61)	23.11	8.02%	99,665	0.73%	3.40%	11%
Year ended April 30, 2013	(0.51)	—	(0.51)	22.01	8.05%	87,365	0.72%	2.57%	15%
Year ended April 30, 2012	(0.55)	—	(0.55)	20.89	(14.20)%	85,113	0.71%	2.60%	9%
Year ended April 30, 2011	(0.45)	—	(0.45)	25.01	16.94%	87,534	0.70%	2.13%	17%
Steward Select Bond Fund
Individual Class
Year ended April 30, 2015	(0.46)	—	(0.46)	24.97	2.92%	15,208	0.96%	1.83%	13%
Year ended April 30, 2014	(0.48)	—	(0.48)	24.72	(1.60)%	13,247	1.01%	1.78%	13%
Year ended April 30, 2013	(0.61)	—	(0.61)	25.62	3.02%	11,592	1.02%	1.96%	29%
Year ended April 30, 2012	(0.67)	—	(0.67)	25.47	3.77%	11,995	1.00%	2.40%	30%
Year ended April 30, 2011	(0.74)	—	(0.74)	25.20	3.41%	14,755	0.99%	2.51%	38%
Institutional Class
Year ended April 30, 2015	(0.55)	—	(0.55)	24.85	3.26%	138,956	0.62%	2.19%	13%
Year ended April 30, 2014	(0.56)	—	(0.56)	24.61	(1.20)%	132,573	0.66%	2.14%	13%
Year ended April 30, 2013	(0.70)	—	(0.70)	25.49	3.39%	129,117	0.67%	2.32%	29%
Year ended April 30, 2012	(0.76)	—	(0.76)	25.34	4.12%	124,189	0.66%	2.76%	30%
Year ended April 30, 2011	(0.82)	—	(0.82)	25.08	3.79%	129,846	0.65%	2.87%	38%
Steward Global Equity Income Fund
Individual Class
Year ended April 30, 2015	(0.62)	(1.04)	(1.66)	30.11	6.57%	27,698	1.01%	2.11%	48%
Year ended April 30, 2014	(0.67)	—	(0.67)	29.82	12.16%	21,741	1.06%	2.36%	40%
Year ended April 30, 2013	(0.61)	—	(0.61)	27.24	11.40%	16,041	1.04%	2.45%	41%
Year ended April 30, 2012	(0.54)	—	(0.54)	25.07	3.90%	13,428	1.05%	2.47%	51%
Year ended April 30, 2011	(0.52)	—	(0.52)	24.71	17.17%	10,355	1.04%	2.29%	38%
Institutional Class
Year ended April 30, 2015	(0.73)	(1.04)	(1.77)	30.16	6.97%	140,285	0.66%	2.46%	48%
Year ended April 30, 2014	(0.76)	—	(0.76)	29.86	12.55%	133,017	0.71%	2.74%	40%
Year ended April 30, 2013	(0.69)	—	(0.69)	27.27	11.80%	124,651	0.69%	2.80%	41%
Year ended April 30, 2012	(0.63)	—	(0.63)	25.09	4.22%	111,694	0.70%	2.83%	51%
Year ended April 30, 2011	(0.59)	—	(0.59)	24.74	17.61%	103,794	0.69%	2.62%	38%

See notes to financial statements.

STEWARD FUNDS
NOTES TO FINANCIAL STATEMENTS — April 30, 2015

Note 1 — Organization:

The Steward Funds consist of five funds (individually a “Fund” and, collectively, the “Funds”) that are series of two separate companies: the Steward Funds, Inc. and the Capstone Series Fund, Inc. The companies are organized as Maryland corporations. Each is registered under the Investment Company Act of 1940 (“1940 Act”) as a diversified open-end management investment company. Four of the Funds are series of Steward Funds, Inc. — Steward Large Cap Enhanced Index Fund, Steward International Enhanced Index Fund, Steward Select Bond Fund, and Steward Global Equity Income Fund. One Fund, Steward Small-Mid Cap Enhanced Index Fund, is a series of Capstone Series Fund, Inc.

Each Fund currently offers two Classes of shares (“Individual Class” and “Institutional Class”). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that the Individual Class bears expenses under a Service and Distribution Plan and an Administrative Services Plan. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class or on which the interests of the Class differ from the interests of the other Class. Income and realized and unrealized gains and losses on investments are allocated to each Class of shares based on its relative net assets.

Note 2 — Investment Objectives:

Steward Large Cap Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of large capitalization companies that represent a broad spectrum of the United States economy and allocates selectively between growth and value-type securities. As of April 30, 2015, stocks with market capitalizations between $3.7 billion and $734.0 billion are considered to be large capitalization stocks.

Steward Small-Mid Cap Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of small and medium capitalization companies that represent a broad spectrum of the United States economy and allocates selectively between growth and value-type securities. As of April 30, 2015, stocks with market capitalizations between $92.1 million and $10.9 billion are considered to be small to medium capitalization stocks.

Steward International Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in American Depository Receipts (“ADRs”) representing securities of companies located or domiciled outside of the United States, with selective allocation between equity securities of developed market companies and emerging market companies.

Steward Select Bond Fund seeks to provide high current income with capital appreciation and growth of income. The Fund invests primarily in fixed income investments such as corporate bonds, mortgage-backed securities and government and agency bonds and notes.

Steward Global Equity Income Fund seeks to provide current income along with growth of capital. The Fund invests primarily in dividend-paying common stocks of large, medium and small capitalization companies that represent a broad spectrum of the global economy. The Fund’s non-U.S. investments will be primarily in the form of ADRs.

In pursuing their investment objectives, the Funds apply a comprehensive set of cultural value screens to all of their portfolio investments.

Note 3 — Significant Accounting Policies:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds.

Portfolio Valuation:  Fund investments are recorded at fair value. In determining fair value, the Funds use various valuation approaches. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities, including corporate bonds and U.S. government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued using market prices, if available, or a pricing service when such prices are believed to reflect fair value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Board of Directors.

The Steward Select Bond Fund’s investments in mortgage bonds of religious organizations (“church mortgage bonds”) are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Steward Select Bond Fund values investments in church mortgage bonds on the basis of readily available market quotations, if available. Lacking such quotations, the Fund values such bonds using a pricing service when such prices are believed to reflect fair value. Bonds with no readily available market quotations or pricing service valuations are fair valued using policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. Capstone Asset Management Company’s (“CAMCO” or the “Adviser”) fair valuation process is reviewed and refined by the Adviser’s Internal Valuation Committee (the “Committee”) no less than monthly and is subject to quarterly review and approval from the Fund’s Board of Directors.

Fair value may be determined using a matrix formula (Market Approach) that derives a price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve. The Adviser constructs and maintains a benchmark yield curve based on new issue church bonds meeting the Fund’s investment requirements. The Adviser obtains credit research and analysis from various industry sources, including an underwriter of church bonds. The Market Approach is sensitive to changes in the yield of new church bond issues and the discount rate applied to the matrix. A reduced yield causes the price to increase. An increased discount rate causes the price to decrease.

When the bond issue becomes delinquent on sinking fund payments or when significant principal or balloon payments are due within the next three years, it is the judgment of the Adviser that the credit quality of the issuer may be impacted. Pursuant to fair value procedures adopted by the Fund’s Board of Directors, the Adviser, under these circumstances, may determine an adjustment to the matrix price. The relevant inputs that the Adviser may consider in establishing the fair value include, but would not be limited to:

—	the general conditions in the church bond market and the overall financial market
—	the transaction price of any recent sales or purchases of the security
—	the transaction price, maturity and yield-to-maturity of any other fixed income security of the issuer
—	the estimated value of the underlying collateral
—	the issuer’s payment history, including the consideration of default on interest payments and/or delinquency of sinking fund payments; as well as conditions for accrual of interest and consideration of the collectability of accrued interest

In addition, the fair value procedures also have specific provisions for treatment of defaulted bonds. When it becomes more than a remote possibility that foreclosure proceedings are probable, the Adviser will take an Income Approach to the valuation of the securities. The relevant inputs that the Adviser may consider in using the Income Approach to determine a fair value include, but would not be limited to:

—	any current independent appraisal values
—	any current listing price
—	index adjusted appraisal values based on published real estate sources
—	estimated costs associated with the disposition of the property
—	risk adjusted discount rate
—	estimated time to sell in years
—	probability of foreclosure

The Income Approach is sensitive to changes in appraisal value, costs associated with the disposition of property, discount rates, estimated time to sell and the probability of foreclosure. An increase in an appraisal value causes the fair value to increase, conversely a decrease in an appraisal value causes fair value to decrease. Such movements in the appraised value would be deemed to have the most significant impact on fair value under the Income Approach. An increase in costs associated with disposition of property, discount rates, estimated time to sell and the probability of foreclosure cause the fair value to decrease. A decrease to the aforementioned types of changes cause the fair value to increase.

Additionally, in determining the fair value of the church mortgage bonds, the Advisor also considers the potential results of the trustee's actions, including restructuring, refinancing, and acceleration of payments or other liquidation of property collateralizing the church mortgage bonds. For bonds that have been restructured, the Advisor will evaluate whether the bond should continue to be valued under the Income Approach until additional information is available as to the church's ability to perform under the revised terms, and/or whether a different estimate is necessary based on the specific facts and circumstances surrounding the restructured terms.

Because of the inherent uncertainty of valuations determined by utilizing the above procedures, the estimated fair values may differ significantly from the values that another party might estimate or that would have been used had a ready market for the investments existed. The differences could be material. The estimated fair values may also be influenced by various market trends and can fluctuate significantly. As a result, it is reasonably possible that management’s estimate of fair value may have significant changes in the near term.

GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 — Quoted prices in active markets for identical securities and NAVs for open-end mutual funds and money market funds.

Level 2 — Other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).

Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

Pursuant to these valuation policies, equity securities are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1, and church mortgage bonds are generally categorized as Level 3. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy.

The following table presents information about the Funds’ assets measured at fair value as of April 30, 2015:

	Investments in Securities
Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs	Total
Steward Large Cap Enhanced Index Fund
Security Type
Common Stocks*	$341,487,702	$—	$—	$341,487,702
Rights*	—	—	—	—
Money Market Fund	2,022,254	—	—	2,022,254
Total	$343,509,956	—	—	$343,509,956
Steward Small-Mid Cap Enhanced Index Fund
Security Type
Common Stocks*	$152,933,746	—	—	$152,933,746
Money Market Fund	1,279,263	—	—	1,279,263
Total	$154,213,009	—	—	$154,213,009
Steward International Enhanced Index Fund
Security Type
Common Stocks*	$300,421,994	—	—	$300,421,994
Money Market Fund	1,488,278	—	—	1,488,278
Total	$301,910,272	—	—	$301,910,272

	Investments in Securities
Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	LEVEL 3 — Significant Unobservable Inputs	Total
Steward Select Bond Fund
Security Type
Corporate Bonds*	$—	$92,980,952	$639,205	$93,620,157
Municipal Bonds	—	1,146,968	—	1,146,968
U.S. Government Agencies	—	6,406,966	—	6,406,966
U.S. Government Agency Mortgage-Backed Obligations	—	16,882,879	—	16,882,879
U.S. Treasury Obligations	32,140,250	—	—	32,140,250
Money Market Fund	2,711,901	—	—	2,711,901
Total	$34,852,151	$117,417,765	$639,205	$152,909,121
Steward Global Equity Income Fund
Security Type
Common Stocks*	$165,962,715	—	—	$165,962,715
Money Market Fund	1,690,025	—	—	1,690,025
Total	$167,652,740	—	—	$167,652,740
*	Please refer to the Schedule of Portfolio Investments to view common stocks, corporate bonds, and rights segregated by industry type.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Steward Select Bond Fund
Balance as of May 1, 2014	$736,687
Accrued Accretion/(Amortization)	—
Change in Unrealized Appreciation/(Depreciation)*	(37,758)
Realized Gain/(Loss)	—
Gross Restructures	810,329
Gross Sales and Paydowns	(870,053)
Transfers In/(Out) of Level 3	—
Balance as of April 30, 2015	$639,205
*	Change in unrealized appreciation/depreciation represents the amount for all Level 3 assets held as of April 30, 2015.

The Funds recognize transfers between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of April 30, 2015, from those used on April 30, 2014.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Committee in accordance with procedures adopted by the Board of Directors for Level 3 Fair Value Measurements for investments held at April 30, 2015.

Type of Assets	Fair Value at April 30, 2015	Valuation Techniques	Unobservable Input(s)	Range
Church Mortgage Bonds	$639,205	Income Approach	Disposition costs	17% – 20%
			Discount rate	3.4% – 4.3%
			Time to sell	1.75 – 3 years

Securities Transactions and Investment Income:  Portfolio security transactions are recorded on trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Debt obligations may be placed in non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful as identified by the Adviser as part of the valuation process. (The treatment of such interest income may be different for federal income tax purposes.) Dividend income is recorded on the ex-dividend date, or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholdings taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

Dividends and Distributions to Shareholders:  Dividends from net investment income, if any, of all Funds are declared and paid quarterly. For all Funds, all net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually.

Income dividends and capital gains distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by the Funds, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Funds.

Federal Income Taxes:  The Funds intend to qualify as regulated investment companies under Sub-Chapter M of the Internal Revenue Code and accordingly, will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

As of and during the year ended April 30, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2011. For all open tax-years, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Further, management of the Funds is not aware of any tax positions for which it is reasonably possible that the total amounts of any unrecognized tax benefits will significantly change over the next fiscal year.

Allocation of Expenses:  Expenses directly attributable to a Fund or Class are charged directly to that Fund or Class, while expenses that are attributable to more than one Fund or Class are allocated among the respective Funds and their Classes based upon relative net assets or some other reasonable method.

Foreign Securities:  Investments in securities of issuers in foreign countries involves risks not associated with domestic investments. These risks include, but are not limited to: (1) political and financial instability; (2) currency exchange rate fluctuations; (3) greater price volatility and less liquidity in particular securities and in certain foreign markets; (4) lack of uniform accounting, auditing and financial reporting standards; (5) less government regulation and supervision of some foreign stock exchanges, brokers and listed companies; (6) delays in transaction settlement in certain foreign markets; and (7) less availability of information. Securities of issuers in emerging and developing countries raise additional risks relative to investments in developed country issuers, including exposure to less mature and diversified economies and to less stable market and political systems, as well as to possible currency transfer restrictions, delays and disruptions in settlement of transactions, and higher volatility than found in developed countries.

Note 4 — Investment Advisory and Other Agreements:

CAMCO, a wholly-owned subsidiary of Capstone Financial Services, Inc. (“CFS”) serves as investment adviser to the Funds. CAMCO provides investment advisory and administrative services to other investment companies, pension and profit sharing accounts, corporations and individuals. Subject to the authority of the Board of Directors, the Adviser provides the Funds with continuous investment advisory services in accordance with an investment advisory agreement (the “Advisory Agreement”) between the Adviser and the Funds. CAMCO receives compensation for its services as investment adviser. The fee is accrued daily and paid monthly based on each Fund’s average daily net assets. Pursuant to the terms of the investment advisory agreement, CAMCO has full discretion to manage the assets of the Funds in accordance with their investment objectives.

As compensation for its services as investment adviser, the Funds pay CAMCO, on a monthly basis, an investment advisory fee calculated daily, based on the average daily net assets of the Funds, at the following annual rates:

Steward Large Cap Enhanced Index Fund

—	0.15% on the first $500 million;
—	0.125% on the next $500 million; and
—	0.10% in excess of $1 billion

Steward Small-Mid Cap Enhanced Index Fund

—	0.15% on the first $500 million;
—	0.125% on the next $500 million; and
—	0.10% in excess of $1 billion

Steward International Enhanced Index Fund

—	0.30% on the first $500 million;
—	0.25% on the next $500 million; and
—	0.20% in excess of $1 billion

Steward Select Bond Fund

—	0.25% on the first $500 million;
—	0.20% on the next $500 million; and
—	0.175% in excess of $1 billion

Steward Global Equity Income Fund

—	0.30% on the first $500 million;
—	0.25% on the next $500 million; and
—	0.20% in excess of $1 billion

CFS Consulting Services, LLC (“CCS”), an affiliate of CAMCO and a wholly-owned subsidiary of CFS, serves as administrator for the Funds. For its services as administrator, CCS receives a monthly fee from the Funds calculated at the annual rate of 0.075% on the first $500 million of the Funds’ aggregate average daily net assets. The rate declines to 0.03% of the Funds’ aggregate average daily net assets in excess of $500 million.

CCS also serves as a consultant to the Funds. CCS receives its consulting fee monthly, based on the annual average aggregate daily net assets of the Funds as follows:

First	$500,000,000	0.08%
Next	$500,000,000	0.05%
Over	$1,000,000,000	0.02%

CCS, pursuant to a Compliance Services Agreement, provided certain compliance services for the Funds and the Board of Directors. The Funds pay CCS a monthly fee based on the annual average daily net assets of the Funds as follows for compliance services:

First	$500,000,000	0.025%
Next	$500,000,000	0.020%
Over	$1,000,000,000	0.015%

The Chief Compliance Officer compensation aggregates to $72,000 ($6,000 per month) for all Funds in the Steward Funds group and is allocated monthly among the Funds in the group based on the relative net assets of the Funds for that month.

Capstone Asset Planning Company (“CAPCO”) serves as the Distributor of the Funds’ shares. CAPCO is an affiliate of CAMCO, and both are wholly-owned subsidiaries of CFS.

Each of the Funds has adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act whereby the Fund’s assets are used to compensate CAPCO for costs and expenses incurred in connection with the distribution and marketing of shares of each Fund and servicing of each Fund’s Individual Class shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses for prospective investors, advertising literature, and costs of personnel involved with the promotion and distribution of the Funds’ shares. Under the Plan, the Funds pay CAPCO an amount computed monthly at an annual rate of 0.25% of each Fund’s Individual Class average daily net assets (including reinvested dividends paid with respect to those assets). Of this amount, CAPCO may allocate to securities dealers, (which may include CAPCO itself) and other financial institutions and organizations (collectively “Service Organizations”) amounts based on the particular Fund’s average net assets owned by stockholders for whom the Service Organizations have a servicing relationship.

The Administrative Services Plan provides that each Fund, out of assets attributable to its Individual Class shares, shall compensate CAPCO to cover the costs of payments to certain third-party shareholder service providers related to the administration of group accounts in which the Fund’s shareholders participate. The fee is charged to the Individual Class as a whole, up to 0.10% on the average daily net assets. The fee charged will be limited to the amount of fees paid to third-party shareholder service providers, which is calculated based on the value of shares held in such group accounts. The fee is in addition to fees payable for the Service and Distribution Plan.

Certain officers and directors of the Funds are also officers and/or directors of CAMCO, CAPCO and CCS.

Citi Fund Services Ohio, Inc. (“Citi Ohio”), serves as the Funds’ fund accountant. Under the terms of the Master Service Agreement, Citi Ohio will be paid for annual class fees and is entitled to receive a monthly fee from each Fund calculated at the annual rate of 0.07% on the first $500 million of the Funds’ average daily net assets. The rate then declines to 0.06% on the next $150 million of average daily net assets, and to 0.05% on the next $100 million of average daily assets, and to 0.04% on average daily net assets thereafter. Citi Ohio also served as the Funds’ transfer agent and was paid annual class fees and per account fees. Effective March 31, 2015, transfer agent services are provided under the terms of a separate transfer agency services agreement with Citi. The transfer agency services agreement, in turn, was assigned to SunGard Investor Services LLC (“SIS”), effective March 31, 2015. The transfer agency services, and fees charged for such services, are unchanged as a result of the separate agreement or the assignment to SIS.

Note 5 — Purchases and Sales of Securities:

Purchases and sales of portfolio securities (excluding short-term securities and U.S. government securities) for the year ended April 30, 2015, were as follows:

Fund	Purchases	Sales
Steward Large Cap Enhanced Index Fund	$193,012,500	$86,051,475
Steward Small-Mid Cap Enhanced Index Fund	67,211,647	52,759,366
Steward International Enhanced Index Fund	196,564,889	20,982,546
Steward Select Bond Fund	25,665,228	10,129,164
Steward Global Equity Income Fund	81,557,082	75,804,874

Purchases and sales of U.S. government securities for the year ended April 30, 2015, were as follows:

Fund	Purchases	Sales
Steward Select Bond Fund	$—	$8,403,114

Note 6 — Federal Income Tax Information:

As of April 30, 2015, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Steward Large Cap Enhanced Index Fund	$288,748,244	$58,899,820	$(4,138,108)	$54,761,712
Steward Small-Mid Cap Enhanced Index Fund	127,240,801	33,772,702	(6,800,494)	26,972,208
Steward International Enhanced Index Fund	291,087,552	27,745,764	(16,923,044)	10,822,720
Steward Select Bond Fund	150,982,389	4,162,417	(2,235,685)	1,926,732
Steward Global Equity Income Fund	143,140,463	27,566,565	(3,054,288)	24,512,277

The differences between book-basis and tax-basis unrealized appreciation/depreciation are primarily attributable to tax deferral of losses on wash sales, adjustments to income on certain securities and other temporary differences.

The tax character of distributions paid during the fiscal year ended April 30, 2015, were as follows:

	Distributions paid from
Fund	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Steward Large Cap Enhanced Index Fund	$5,362,245	$17,592,651	$22,954,896	$22,954,896
Steward Small-Mid Cap Enhanced Index Fund	3,149,246	16,432,308	19,581,554	19,581,554
Steward International Enhanced Index Fund	3,921,351	—	3,921,351	3,921,351
Steward Select Bond Fund	3,728,825	—	3,728,825	3,728,825
Steward Global Equity Income Fund	4,045,806	5,112,440	9,158,246	9,158,246

On June 19, 2015, the Funds declared and paid, respectively, a distribution from ordinary income for the following amounts:

Fund
Steward Large Cap Enhanced Index Fund	$1,162,770
Steward Small-Mid Cap Enhanced Index Fund	287,801
Steward International Enhanced Index Fund	2,760,113
Steward Select Bond Fund	837,104
Steward Global Equity Income Fund	1,500,494

The tax character of distributions paid during the fiscal year ended April 30, 2014, were as follows:

Fund	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
Steward Large Cap Enhanced Index Fund	$2,957,388	$13,128,308	$16,085,696	$16,085,696
Steward Small-Mid Cap Enhanced Index Fund	954,619	8,313,068	9,267,687	9,267,687
Steward International Enhanced Index Fund	2,782,726	—	2,782,726	2,782,726
Steward Select Bond Fund	3,155,564	—	3,155,564	3,155,564
Steward Global Equity Income Fund	3,811,147	—	3,811,147	3,811,147

As of April 30, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Steward Large Cap Enhanced Index Fund	$2,545,022	$22,160,401	$24,705,423	$—	$54,761,712	$79,467,135
Steward Small-Mid Cap Enhanced Index Fund	977,751	9,775,062	10,752,813	—	26,972,208	37,725,021
Steward International Enhanced Index Fund	873,519	—	873,519	(8,863,995)	10,822,720	2,832,244
Steward Select Bond Fund	452,859	—	452,859	(1,679,879)	1,926,732	699,712
Steward Global Equity Income Fund	586,697	7,097,801	7,684,498	—	24,512,277	32,196,775

As of the end of their tax year ended April 30, 2015, the following Funds have capital loss carry forwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short term or long term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCF has been offset or expires.

CLCFs subject to expiration:

Fund	Expires 2016	Expires 2017	Expires 2018	Expires 2019	Total
Steward Large Cap Enhanced Index Fund	$—	$—	$—	$—	$—
Steward Small-Mid Cap Enhanced Index Fund	—	—	—	—	—
Steward International Enhanced Index Fund	—	—	1,340,263	7,312,628	8,652,891
Steward Select Bond Fund	124,799	—	468,259	760,671	1,353,729
Steward Global Equity Income Fund	—	—	—	—	—

CLCFs not subject to expiration:

Fund	Short-Term Amount	Long-Term Amount	Total
Steward Large Cap Enhanced Index Fund	$—	$—	$—
Steward Small-Mid Cap Enhanced Index Fund	—	—	—
Steward International Enhanced Index Fund	—	—	—
Steward Select Bond Fund	7,839	281,245	289,084
Steward Global Equity Income Fund	—	—	—

During the year ended April 30, 2015, the Funds utilized CLCFs as follows:

Fund	Amount
Steward Large Cap Enhanced Index Fund	$—
Steward Small-Mid Cap Enhanced Index Fund	—
Steward International Enhanced Index Fund	1,164,697
Steward Select Bond Fund	—
Steward Global Equity Income Fund	30,776

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post-October capital losses, which will be treated as arising on the first business day of the fiscal year ending April 30, 2016:

Fund	Post-October Loss
Steward Large Cap Enhanced Index Fund	$—
Steward Small-Mid Cap Enchanced Index Fund	—
Steward International Enhanced Index Fund	211,104
Steward Select Bond Fund	37,066
Steward Global Equity Income Fund	—

Note 7 — Reclassifications:

In accordance with GAAP, the Funds have made reclassifications among their capital accounts. These reclassifications are intended to adjust the components of the Funds’ net assets to reflect the tax character of permanent book/tax differences and have no impact on the net assets or the net asset value of the Funds. As of April 30, 2015, the Funds made reclassifications to increase or (decrease) the components of the net assets detailed below:

Fund	Accumulated Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss) on Investment Transactions	Capital
Steward Large Cap Enhanced Index Fund	$(48,830)	$48,831	$(1)
Steward Small-Mid Cap Enhanced Index Fund	(10,688)	10,688	—
Steward International Enhanced Index Fund	34,066	(34,067)	1
Steward Select Bond Fund	65,318	(65,318)	—
Steward Global Equity Income Fund	(45,789)	45,789	—

Note 8 — Control Ownership:

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities creates a presumption of control of the Funds, under Section 2(a)(9) of the 1940 Act. As of April 30, 2015, the following were record owners of the approximate amounts of each fund listed below. Record ownership is not necessarily the same as beneficial ownership.

Fund	Shareholder	Percent Owned
Steward Large Cap Enhanced Index Fund	National Financial Services Corp.	30%
Steward Large Cap Enhanced Index Fund	TD Ameritrade Trust Co.	30%
Steward Large Cap Enhanced Index Fund	Compostela Fund of the Roman Catholic Diocese of Brooklyn, New York	26%
Steward Small-Mid Cap Enhanced Index Fund	TD Ameritrade Trust Co.	30%
Steward International Enhanced Index Fund	Compostela Fund of the Roman Catholic Diocese of Brooklyn, New York	59%
Steward Select Bond Fund	TD Ameritrade Trust Co.	47%
Steward Select Bond Fund	National Financial Services Corp.	43%
Steward Global Equity Income Fund	National Financial Services Corp.	53%
Steward Global Equity Income Fund	TD Ameritrade Trust Co.	41%

Note 9 — Legal Proceedings:

LIST OF PENDING, THREATENED OR SETTLED LITIGATION

The Steward Funds have been named as defendants and as putative members of a proposed defendant class in Kirschner v. FitzSimons (In re Tribune Co.), No. 12-2652 (S.D.N.Y.) (the “FitzSimons action”) and Deutsche Bank Trust Co. Americas v. Employees Retirement Fund of the City of Dallas, Texas, No. 11-9568 (S.D.N.Y.) (the “Deutsche Bank action”) as a result of the sale by Steward Large Cap Enhanced Index Fund (then known as Steward Domestic All-Cap Equity Fund) and Steward Multi-Manager Equity Fund (a fund that is no longer in existence) of their shares in the Tribune Company (“Tribune”) in a 2007 leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. Both lawsuits have been consolidated with the majority of the other Tribune-related lawsuits in the multidistrict litigation proceeding In re Tribune Co. Fraudulent Conveyance Litig., No. 11-2296 (S.D.N.Y.) (the “MDL Proceeding”). None of these lawsuits alleges any wrongdoing on the part of the Steward Funds. On September 23, 2013, the Court granted the defendants’ motion to dismiss the Deutsche Bank action on the basis that the plaintiffs lacked standing. Both sides appealed the decision to the U. S. Court of Appeals for the Second Circuit. The appeals have been fully briefed, and oral argument in the appeals took place on November 5, 2014. The Court has not yet issued a decision on the appeals.

On May 23, 2014, the defendants filed motions to dismiss the Fifth Amended Complaint in the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. The Court has not yet issued a decision on any of these motions. At this state of the proceedings, the Steward Funds are not able to make a reliable prediction as to these lawsuits or the effect, if any, on the net asset value of the Funds.

Capstone Asset Management Company was named as a defendant in Weisfelner, as Trustee of the LB Creditor Trust v. Fund 1 (In re Lyondell Co.), Adversary Proceeding No. 10-4609 (Bankr. S.D.N.Y.) (the “Creditor Trust action”), and responded to a subpoena issued in Weisfelner, as Trustee of the LB Litigation Trust v. A. Holmes and H. Holmes TTEE (In re Lyondell Co.), Adversary Proceeding No. 10-5525 (S.D.N.Y.) (the “Litigation Trust action”). A third action, entitled Weisfelner, as Trustee of the LB Creditor Trust v. Reichman, Adversary Proceeding No. 12-1570 (Bankr. S.D.N.Y.) (the “ Reichman action”), arose out of the same facts and circumstances alleged in the other two actions. All three cases related to the 2008 bankruptcy of Lyondell Chemical Company (“Lyondell”), shares of which were sold by Steward Large Cap Enhanced Index Fund pursuant to the cash out merger of Lyondell shareholders in connection with the combination of Lyondell and Basell AF in 2007. None of these lawsuits alleged any wrongdoing on the part of Steward Large Cap Enhanced Index Fund.

On January 8, 2015, the Creditor Trust action plaintiff, the Litigation Trust action plaintiff, and CAMCO executed a final Settlement Agreement resolving all claims arising from the Steward Large Cap Enhanced Index Fund’s receipt of proceeds in the Lyondell merger. On January 28, 2015, the Creditor Trust action plaintiff dismissed CAMCO (named in the complaint as “Capstone Asset Management a/k/a Capstone Asset Management Company”) from the Creditor Trust action. This entity was an unnamed member of a putative defendant class in the Litigation Trust action and was not a named party in that action. The Settlement Agreement also releases such putative class claims against CAMCO.

Note 10 — Subsequent Events:

Management has evaluated events subsequent to April 30, 2015. On June 16, 2015, Steward Large Cap Enhanced Index Fund — Institutional Class, redeemed securities in-kind with a fair value of $89,097,137, representing 2,287,475 shares. On June 16, 2015, Steward International Enhanced Index Fund — Institutional Class, redeemed securities in-kind with a fair value of $173,324,981, representing 8,016,882 shares. There were no other such events that require adjustment or disclosure for the period subsequent to April 30, 2015 through the date of issuance of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
Steward Funds, Inc. and Capstone Series Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Steward Funds, Inc. comprising Steward Large Cap Enhanced Index Fund, Steward Select Bond Fund, Steward International Enhanced Index Fund, and Steward Global Equity Income Fund, and Capstone Series Fund, Inc. comprising Steward Small-Mid Cap Enhanced Index Fund (collectively referred to as the “Funds”) as of April 30, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2015, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting Steward Funds, Inc. and Capstone Series Fund, Inc. as of April 30, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
June 25, 2015

General Information (Unaudited)

Federal Income Tax Information:

For the fiscal year ended April 30, 2015, the following percentage of the total ordinary income distributions paid by the Funds qualify for the distributions received deduction available to corporate shareholders.

Distributions Received Deduction
Steward Large Cap Enhanced Index Fund	71.77%
Steward Small-Mid Cap Enhanced Index Fund	58.87%
Steward International Enhanced Index Fund	0.05%
Steward Select Bond Fund	—%
Steward Global Equity Income Fund	57.98%

For the fiscal year ended April 30, 2015, distributions paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2015 Form 1099-DIV.

For the taxable year ended April 30, 2015, the percentages of Qualified Dividend Income are as follows:

Qualified Dividend Income
Steward Large Cap Enhanced Index Fund	77.35%
Steward Small-Mid Cap Enhanced Index Fund	59.12%
Steward International Enhanced Index Fund	94.12%
Steward Select Bond Fund	—%
Steward Global Equity Income Fund	100.00%

The Funds declared long-term distributions of realized gains as follows:

Long-Term Capital Gains
Steward Large Cap Enhanced Index Fund	$17,592,651
Steward Small-Mid Cap Enhanced Index Fund	16,432,308
Steward International Enhanced Index Fund	—
Steward Select Bond Fund	—
Steward Global Equity Income Fund	5,112,440

The Funds declared short-term distributions of realized gains as follows:

Short-Term Capital Gains
Steward Large Cap Enhanced Index Fund	$2,193,442
Steward Small-Mid Cap Enhanced Index Fund	2,241,064
Steward International Enhanced Index Fund	—
Steward Select Bond Fund	—
Steward Global Equity Income Fund	351,055

The Steward International Enhanced Index Fund intends to elect to pass-through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share on April 30, 2015 were as follows:

	Foreign Source Income	Foreign Tax Expense
Steward International Enhanced Index Fund	$0.37	$0.02

The pass-through of the foreign tax credit will only affect those persons who are shareholders on the dividend record date in December 2015. These shareholders will receive more detailed information along with their 2015 Form 1099-DIV.

Proxy Voting Policy and Voting Records

A description of the policies and procedures that the Steward Funds use to determine how to vote proxies and information regarding how each fund voted proxies during the most recent 12 month-period ended June 30, is available without charge, (i) by calling 1-800-262-6631, or (ii) on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Steward Funds file a complete Schedule of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N-Q no later than 60 days following the close of the quarter. Forms N-Q are available without charge on the SEC’s website at http://www.sec.gov. The Steward Funds’ Forms N-Q may be reviewed, or, for a fee, may be copied at the SEC’s Public Reference Room in Washington, D.C. Information about the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DISCUSSION OF ANNUAL REVIEW AND APPROVAL OF ADVISORY
AGREEMENTS FOR THE SERIES OF THE STEWARD FUNDS (Unaudited)

At its meeting held March 3, 2015, the Board of Directors (“Board” or “Directors”) of Steward Funds, Inc. and Capstone Series Fund, Inc., including their portfolios, (“Funds”) conducted its review of the investment advisory agreements between the Funds and Capstone Asset Management Company (“CAMCO”). Their continuation was approved unanimously by the full Board and by the independent Directors, with respect to all portfolios of the Funds.

Prior to the meeting, in response to a request from counsel, the Board received extensive information on CAMCO’s business activities; the investment advisory, administrative, compliance, socially responsible screening and other services provided by CAMCO and its affiliates to the Funds; the fees paid for these services; the personnel performing these services; the Funds’ performance history; the Funds’ portfolio management processes, CAMCO’s profitability with respect to the individual portfolios of the Funds; and other information designed to inform the Board of any ancillary benefits received by CAMCO and its affiliates from their relationship with the Funds, including distribution-related services.

Prior to the independent Directors’ separate review, Mr. Edward Jaroski, President of CAMCO and of the Funds, gave a presentation about CAMCO’s business. He noted that Steward Financial Holdings, Inc. (“SFH”), the majority owner of Capstone Financial Services, Inc., was negotiating to hire a new president, Michael Kern, who was currently president of the Houston office of the global financial advisory firm, Stout, Risius & Ross. If the negotiations were successful, Mr. Kern would start his new position May 1, 2015 and would concentrate on corporate development, strategic planning and operations. Mr. Jaroski would continue to be significantly involved with the management of CAMCO for another two years. No changes in CAMCO’s investment philosophy or approach were contemplated. Mr. Jaroski went on to describe the relationship between CFS and its subsidiaries and SFH, noting that SFH was expected to increase its ownership of CFS stock from 60% to 100% in the near future but no changes in policy were anticipated. Mr. Jaroski noted that the most recent audits of CFS and CAPCO were “clean” and that a recent FINRA examination of CAPCO had concluded with an agreement on certain procedural clarifications.

Mr. Jaroski’s discussion was followed by presentations concerning portfolio screening services provided to the Funds by CCS, and detailed reports by the Funds’ portfolio managers concerning investment policies and performance of the Funds. It was noted that Steward Global Equity Income Fund would shortly be named by Lipper Fund Awards the Best 2015 Global Equity Income Fund, out of 18 funds, for a 5 year period. Reports were also presented on trading policies and proxy voting policies. There followed a detailed presentation on advisory and other fees paid by the Funds to CAMCO and its affiliates, as well as reports on the profitability to CAMCO and its affiliates from their relationships to the Funds. It was noted that certain fee schedules had been adjusted the previous year and that the profitability of the Funds’ business to CAMCO and its affiliates had remained relatively constant over recent years. Also, there were no quantifiable ancillary benefits to CAMCO and its affiliates from their relationship with the Funds. There was also a detailed discussion of compliance activities and the compliance review services provided by Cipperman and paid for by CAMCO. These discussions were followed by a detailed presentation on the Funds’ marketing, shareholder service and distribution arrangements, including fees paid by the Funds under related plans.

The independent Directors then met separately with Fund counsel, who described their responsibilities in renewing the Funds’ investment advisory agreements and factors they should consider, including the best interests of Fund shareholders. The independent Directors reviewed the information they had been provided in advance of the meetings, as well as the presentations by Capstone representatives at the meeting. The Directors agreed that the information and discussions had been open and thorough, including the discussion of developments related to the management of SFH and CFS. They agreed that the services provided to the Funds under the investment advisory agreements with CAMCO, and under the administration, compliance services, portfolio screening, class action/Fair Fund services agreements with a CAMCO affiliate had been excellent, necessary to the Funds and relatively low in cost, with overall expenses moderate relative to peers. They also considered the Funds’ distribution and shareholder service arrangements handled by CAPCO and their overall relevance to the Funds’ relationship with CAMCO.

After a full discussion of these matters, the independent Directors unanimously determined to approve the continuation of the investment advisory agreement with respect to each Fund, and to recommend that the full Board also approve the agreement. Their approval was followed by unanimous approval of the agreement by the full Board of Directors. The continuation of the service agreements with CAMCO affiliates, and of the Funds’ distribution and shareholder services contracts and plans was also approved.

EXPENSE EXAMPLES (Unaudited)

As a shareholder of the Steward Funds, you may incur redemption fees for certain transactions and fees if your account is under $200, (small account fees). You will also incur ongoing costs, including management fees; 12b-1 fees; and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Steward Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2014 through April 30, 2015.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Fund	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Expenses Paid During Period* 11/1/14 – 4/30/15	Expense Ratio During Period 11/1/14 – 4/30/15
Steward Large Cap Enhanced Index Fund
Individual Class	$1,000.00	$1,033.70	$4.19	0.83%
Institutional Class	1,000.00	1,035.20	2.42	0.48%
Steward Small-Mid Cap Enhanced Index Fund
Individual Class	1,000.00	1,054.50	4.13	0.81%
Institutional Class	1,000.00	1,056.10	2.70	0.53%
Steward International Enhanced Index Fund
Individual Class	1,000.00	989.40	4.83	0.98%
Institutional Class	1,000.00	991.70	3.01	0.61%
Steward Select Bond Fund
Individual Class	1,000.00	1,016.70	4.60	0.92%
Institutional Class	1,000.00	1,018.30	2.90	0.58%
Steward Global Equity Income Fund
Individual Class	1,000.00	1,018.20	4.85	0.97%
Institutional Class	1,000.00	1,020.00	3.11	0.62%
*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 181/365 (to reflect the one-half year period).

Hypothetical Example for Comparison Purposes (Unaudited)

The table below provides information about hypothetical account values and hypothetical expenses based on each Steward Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Steward Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The expenses do not include any redemption or small account fees, which Funds, in certain circumstances, may assess. The Funds do not charge transactional costs, such as sales charges (front or back end loads) or exchange fees, although other funds might. Therefore, this table is useful only in comparing ongoing costs and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value 11/1/14	Ending Account Value 4/30/15	Expenses Paid During Period* 11/1/14 – 4/30/15	Expense Ratio During Period 11/1/14 – 4/30/15
Steward Large Cap Enhanced Index Fund
Individual Class	$1,000.00	$1,020.68	$4.16	0.83%
Institutional Class	1,000.00	1,022.41	2.41	0.48%
Steward Small-Mid Cap Enhanced Index Fund
Individual Class	1,000.00	1,020.78	4.06	0.81%
Institutional Class	1,000.00	1,022.17	2.66	0.53%
Steward International Enhanced Index Fund
Individual Class	1,000.00	1,019.93	4.91	0.98%
Institutional Class	1,000.00	1,021.77	3.06	0.61%
Steward Select Bond Fund
Individual Class	1,000.00	1,020.23	4.61	0.92%
Institutional Class	1,000.00	1,021.92	2.91	0.58%
Steward Global Equity Income Fund
Individual Class	1,000.00	1,019.98	4.86	0.97%
Institutional Class	1,000.00	1,021.72	3.11	0.62%
*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 181/365 (to reflect the one-half year period).

DIRECTORS AND EXECUTIVE OFFICERS (Unaudited)

The business and affairs of the Funds are managed under the direction of the Funds’ Board of Directors and the Funds’ officers appointed by the Board of Directors. The tables below list the Directors and executive officers of the Funds and their principal occupations during the last five years, other directorships held by the Directors and their affiliations, if any, with Capstone Asset Management Company (“Adviser”) and Capstone Asset Planning Company (the “Distributor”).

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships/ Trusteeships Held By Director
Interested Director
Edward L. Jaroski* 3700 W Sam Houston Pkwy S., Suite #250 Houston, TX 77042 Age: 68	Director, President & Chairman of the Board	From 2004	President and Director of Capstone Asset Management Company, Capstone Asset Planning Company, CFS Consulting Services, LLC and Capstone Financial Services, Inc.; President, CEO and Director of Capstone Financial Solutions, LLC (November 2008 – 2012); President, CEO and Director of Roger H. Jenswold & Company, Inc. (March 2010 – 2012).	6	Director & Committee Member Theater Under the Stars
Independent Directors
John R. Parker c/o 3700 W Sam Houston Pkwy S., Suite #250 Houston, TX 77042 Age: 69	Director	From 2004	Self-employed Investor Consultant	6	Trustee, Dr. Francis S. Parker & Mary L. Parker Foundation
James F. Leary c/o 3700 W Sam Houston Pkwy S., Suite #250 Houston, TX 77042 Age: 85	Director	From 2004	Financial Consultant; Managing Director of Benefit Capital Southwest	6	Director – Homeowners of America Insurance Company since 2006.
Leonard B. Melley, Jr.** c/o 3700 W Sam Houston Pkwy S., Suite #250 Houston, TX 77042 Age: 55	Director	From 2004	CEO/President of Ballybunion Ent., Inc. COE/President of Freedom Stores, Inc. COO/Vice President of Freedom Acceptance, Co. COO/Vice President of MCS, Inc.	6	Board Member, Ballybunion Ent. Inc. Board Member, MCS, Inc. Board of Governors Member, Forest Creek Golf Club
John M. Briggs, CPA c/o 3700 W Sam Houston Pkwy S., Suite #250 Houston, TX 77042 Age: 64	Director	From 2005	CPA, former Treasurer of Susan G. Komen Breast Cancer Foundation – Philadelphia Chapter (2005 – 2011).	6	Director – Healthcare Services Group, Inc. since 1992. PA School for the Deaf Audit Committee since 2011.

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships/ Trusteeships Held By Director
William H. Herrmann, Jr. c/o 3700 W Sam Houston Pkwy S., Suite #250 Houston, TX 77042 Age: 68	Director	From 2011	Herrmann & Associates, Financial Services	6	None
Executive Officers
Mel Cody 3700 W Sam Houston Pkwy S., Suite #250 Houston, TX 77042 Age: 60	Sr. Vice President	From 2010	Sr. Vice President of Capstone Asset
Management Company (2009 – present);
Co-Chairman, CFO & Portfolio Manager/Analyst
of Roger H. Jenswold & Company, Inc.
			(2005 – 2012). Officer of other Capstone Funds.	N/A	None
John R Wolf 3700 W. Sam Houston Pkwy S., Suite #250 Houston, TX 77042 Age: 53	Sr. Vice President	From 2004	Sr. Vice President/Portfolio Manager of Capstone Asset Management Company and Sr. Vice President of CFS Consulting Services, LLC.	N/A	None
Claude C. Cody, IV 3700 W. Sam Houston Pkwy S., Suite #250 Houston, TX 77042 Age: 63	Sr. Vice President	From 2010	Sr. Vice President of Capstone Asset Management Company (2009 – present); Co-Chairman & Portfolio Manager/Analyst of Roger H Jenswold & Company, Inc. (2005 – 2012). Officer of other Capstone Funds.	N/A	None
Victoria Fernandez 3700 W Sam Houston Pkwy S., Suite #250 Houston, TX 77042 Age: 42	Sr. Vice President	From 2014	Sr. Vice President of Capstone Asset Management Company (2009 – present); Associate, Fayez Sarofim & Co (1994 – 2012)	N/A	None
Scott Wynant 3700 W Sam Houston Pkwy S., Suite #250 Houston, TX 77042 Age: 61	Executive Vice President	From 2008	Executive Vice President of Capstone Asset
Management Company, CFS Consulting Services, LLC and Capstone Financial Services, Inc. (2009 – present); Sr. Vice President of Capstone Financial Solutions, LLC (November
2008 – December 2012); Sr. Vice President of
Roger H. Jenswold & Company, Inc. (March 2010 – 2012). Officer of other Capstone
			Funds	N/A	None

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships/ Trusteeships Held By Director
Richard A. Nunn 3700 W Sam Houston Pkwy S., Suite #250 Houston, TX 77042 Age: 69	Sr. Vice President and Chief Compliance Officer	From 2004	Sr. Vice President, Chief Compliance Officer of
Capstone Asset Management Company
(May 2004 – July 2013); Sr. Vice President of
Capstone Financial Services, Inc. (May 2004 –
July 2013); Sr. Vice President, Chief Compliance
Officer and Secretary of Capstone Financial
Solutions, LLC (October 2008 – 2012); Sr. Vice
President and Secretary of CFS Consulting
Services, LLC (October 2008 – July 2013);
Sr. Vice President, Chief Compliance Officer and
			Secretary of Roger H. Jenswold & Company, Inc. (March 2010 – 2012); Officer of other Capstone Funds; MGL Consulting Corporation, independent consultants, Vice President Regulatory Affairs, (September 2000 – Present)	N/A	None
Kimberly Wallis McLaney 3700 W Sam Houston Pkwy S., Suite #250 Houston, TX 77042 Age: 48	Asst. Secretary	From 2004	Asst. Vice President Compliance, Asst. Secretary
of Capstone Asset Management Company
(September 2005 to July 2013); Capstone
Financial Services, Inc. Asst Secretary
(October 2008 – July 2013); Vice President
Compliance, and Chief Compliance Officer of
Capstone Asset Planning Company
(September 2006 – Present); Asst. Vice President and Asst. Secretary of Capstone Financial
Solutions, LLC (October 2008 – 2012); Asst.
Secretary of CFS Consulting Services, LLC
(October 2008 – July 2013); Asst. Vice President
and Asst. Secretary of Roger H. Jenswold &
Company, Inc. (March 2010 – 2012); Officer of
			other Capstone Funds	N/A	None
Carla Homer 3700 W Sam Houston Pkwy S., Suite #250 Houston, TX 77042 Age: 56	Treasurer, Vice President and Principal Financial Accounting Officer	From 2004	Vice President of Capstone Asset Management
Company, Capstone Asset Planning Company,
Capstone Financial Services, Inc. and CFS
Consulting Services, LLC; Treasurer of Capstone
Financial Solutions, LLC (November 2008 –
2012); Treasurer of Roger H. Jenswold &
Company, Inc. (March 2010 – 2012); Officer of
			other Capstone Funds.	N/A	None

*	Mr. Jaroski is an “interested person” of the Capstone Church Capital Fund, as defined in the Investment Company Act of 1940, because of his position with the Adviser and Administrator and the Distributor.
**	Mr. Melley is married to the sister of Mr. Jaroski’s wife.

Visit us online at www.stewardmutualfunds.com
STEWARD FUNDS

Managing Wealth, Protecting Values

For more complete information about the Steward Funds, including charges and expenses, contact the Distributor to receive a prospectus. Please read it carefully before you invest or send money.

Steward Large Cap Enhanced Index Fund

Steward Small-Mid Cap Enhanced Index Fund

Steward International Enhanced Index Fund

Steward Select Bond Fund

Steward Global Equity Income Fund

Distributed by: Capstone Asset Planning Company 3700 W. Sam Houston Parkway South, Suite 250 Houston, TX 77042 1-800-262-6631 info@capstonefinancial.com

Item 2. Code of Ethics.

(a)	The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

(b)	During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is John M. Briggs, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

	Current Year	Previous Year
(a) Audit Fees	$65,000	$65,000
(b) Audit-Related Fees	$–	$–
(c) Tax Fees	$15,000	$12,500
(d) All Other Fees	$–	$–

(e)(1)	The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Funds and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Fund officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

(2)	For the fiscal years ended April 30, 2015 and 2014, 100% of all the fees in paragraph (b) through (d) were approved by the Audit Committee.

(f)	Not applicable.

(g)	For the fiscal year ended April 30, 2015, Cohen Fund Audit Services, Ltd. billed $80,000.

For the fiscal year ended April 30, 2014, Cohen Fund Audit Services, Ltd. billed $77,500.

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The schedules of investments are included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Steward Funds, Inc.

By (Signature and Title)   /s/ Edward L. Jaroski, President

Edward L. Jaroski, President

Date   July 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Edward L. Jaroski, President

Edward L. Jaroski, President

Date   July 6, 2015

By (Signature and Title)   /s/ Carla Homer

Carla Homer, Treasurer

Date   July 6, 2015